UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 11 of its series, Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, and Wells Fargo Advantage Dow Jones Target 2055 Fund. Each series has a February28 fiscal year end.

Date of reporting period: February 28, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Dow Jones Target Date FundsSM

Annual Report

February 28, 2014

■	Wells Fargo Advantage Dow Jones Target Today FundSM

■	Wells Fargo Advantage Dow Jones Target 2010 FundSM

■	Wells Fargo Advantage Dow Jones Target 2015 FundSM

■	Wells Fargo Advantage Dow Jones Target 2020 FundSM

■	Wells Fargo Advantage Dow Jones Target 2025 FundSM

■	Wells Fargo Advantage Dow Jones Target 2030 FundSM

■	Wells Fargo Advantage Dow Jones Target 2035 FundSM

■	Wells Fargo Advantage Dow Jones Target 2040 FundSM

■	Wells Fargo Advantage Dow Jones Target 2045 FundSM

■	Wells Fargo Advantage Dow Jones Target 2050 FundSM

■	Wells Fargo Advantage Dow Jones Target 2055 FundSM

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

Dow Jones® and Dow Jones Target Date IndexesSM are service marks of Dow Jones Trademark Holdings LLC (Dow Jones); have been licensed to CME Group Index Services LLC (CME Indexes); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

The views expressed and any forward-looking statements are as of February 28, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The Federal Reserve (Fed) and other developed-country central banks continued to provide support to the economy with accommodative monetary policies.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Dow Jones Target Date Funds for the 12-month period that ended February 28, 2014. During this time, the U.S. economy advanced and monetary policy remained accommodative. The three main asset classes underlying our target date funds had the following results: equity performance was strong in the U.S., Canada, and Europe while emerging markets suffered; fixed-income results were mixed because U.S. Treasury securities prices declined as interest rates rose, but credit sectors did well; and short-term investments returns were small given the ultra-low short-term interest-rate environment.

U.S. economic prospects brightened.

The Federal Reserve (Fed) and other developed-country central banks continued to provide support to the economy with accommodative monetary policies. Throughout the reporting period, the Fed kept its key interest rate effectively near zero. Entering the reporting period, the Fed had committed to purchase mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. The markets benefited from the Federal Open Market Committee’s (FOMC’s) liquidity, such that both stocks and bonds initially sold off after indications in May 2013 that the FOMC might reduce (or taper) its bond-buying program. In mid-December 2013, however, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program by $10 billion in January 2014. In May 2013, the European Central Bank (ECB) cut its key rate to a then-historic low of 0.50%. The ECB again lowered its key rate to 0.25% in November 2013. Its aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. economic data was moderately positive, gaining strength as the period progressed. U.S. real gross domestic product increased at a 2.6% annualized rate in the fourth quarter of 2013. The jobs picture continued to slowly improve as the unemployment rate declined to 6.7% as of February 2014. Meanwhile, inflation remained low. The eurozone exited a protracted recession and reported weak but positive economic activity during the last three quarters of 2013.

Returns by asset class were mixed.

The modestly positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. In the U.S., the S&P 500 Index1 returned 25.37% during the 12-month period that ended February 28, 2014. Meanwhile, developed international markets excluding the U.S., as measured by the MSCI EAFE Index2, gained 16.1% over that same period. Emerging markets, however, were hurt by the prospect of higher interest rates, the potential for slower growth, and some countries’ vulnerability to large current account deficits. The MSCI Emerging Markets Index3, which measures emerging markets equity performance, fell 5.7% during the period.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

3.	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market-capitalization-weighted index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	3

On the bond front, 10-year Treasury bond yields rose, ending the period at a yield of 2.66%. Higher interest rates hurt bonds, especially longer-term Treasury securities that tend to be most sensitive to interest-rate changes. In fact, the Barclays U.S. Aggregate Bond Index4 returned 0.15% during the period.

Target date funds became a bigger part of U.S. retirement solutions.

Target date funds have grown in popularity and size. Often a qualified default investment alternative within an employer-sponsored retirement savings plan, target date funds have become an important part of the retirement savings solution in the U.S. More than 90% of target date funds are held in retirement accounts, according to the Investment Company Institute. Many investors have chosen to invest in target date funds to gain access to diverse asset classes appropriate for their respective time horizons in a convenient way. In order to achieve a financially secure retirement, saving is the main factor that determines success because we believe that no investment strategy can make up for a lack of saving. Because markets are volatile, it then is important to have asset allocations that are appropriate for a specific time horizon to reach financial goals—in this case, a nest egg to last through retirement.

The target date represents the year in which investors may likely begin withdrawing assets. The funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed-income exposure. The principal value is not guaranteed at any time, including at the target date.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Many investors have chosen to invest in target date funds to gain access to diverse asset classes appropriate for their respective time horizons in a convenient way.

4.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

4	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Notice to shareholders

The Funds and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Funds, to select or replace certain subadvisers to manage all or a portion of the Funds’ assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Funds, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Funds (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Funds’ assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Funds and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Funds. In the event that a new subadviser is hired pursuant to the Multi-manager structure, the Funds are required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Target Date Index as specified in the following table:

Wells Fargo Advantage Dow Jones Target Date Funds	Corresponding Dow Jones Target Date Index
Target Today Fund	Dow Jones Target Today Index
Target 2010 Fund	Dow Jones Target 2010 Index
Target 2015 Fund	Dow Jones Target 2015 Index
Target 2020 Fund	Dow Jones Target 2020 Index
Target 2025 Fund	Dow Jones Target 2025 Index
Target 2030 Fund	Dow Jones Target 2030 Index
Target 2035 Fund	Dow Jones Target 2035 Index
Target 2040 Fund	Dow Jones Target 2040 Index
Target 2045 Fund	Dow Jones Target 2045 Index
Target 2050 Fund	Dow Jones Target 2050 Index
Target 2055 Fund	Dow Jones Target 2055 Index

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Target Date Index, whose total returns the Funds seek to approximate, before fees and expenses, will not meet an investor’s goals). Consult the prospectus for additional information on these and other risks.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	7

Target Today Fund

Average annual total returns2 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	(3.22)	5.42	3.35	2.67	6.68	3.97	1.08	0.81
Class B (WFOKX)*	8-1-1998	(3.10)	5.57	3.42	1.90	5.89	3.42	1.83	1.56
Class C (WFODX)	12-1-1998	0.89	5.89	3.19	1.89	5.89	3.19	1.83	1.56
Class R (WFRRX)	6-28-2013				2.54	6.59	3.92	1.33	1.06
Class R4 (WOTRX)	11-30-2012				3.09	7.22	4.50	0.75	0.45
Class R6 (WOTDX)**	6-30-2004				3.23	7.24	4.50	0.60	0.30
Administrator Class (WFLOX)	11-8-1999				2.87	6.86	4.21	0.92	0.65
Investor Class (WFBTX)	1-31-2007				2.61	6.80	4.15	1.14	0.86
Dow Jones Target Today Index[5]	–				3.50	7.77	4.98	–	–
Russell 3000® Index[6]	–				26.74	23.86	7.67	–	–
Barclays U.S. Aggregate Bond Index[7]	–				0.15	5.13	4.56	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

8	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns9 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	(2.10)	7.06	3.56	3.87	8.33	4.18	1.08	0.83
Class B (SPTBX)*	3-1-1997	(1.95)	7.23	3.63	3.05	7.53	3.63	1.83	1.58
Class C (WFOCX)	12-1-1998	2.07	7.53	3.40	3.07	7.53	3.40	1.83	1.58
Class R (WFARX)	6-28-2013	–	–	–	3.58	8.22	4.13	1.33	1.08
Class R4 (WFORX)	11-30-2012	–	–	–	4.24	8.85	4.68	0.75	0.47
Class R6 (WFOAX)**	6-30-2004	–	–	–	4.35	8.88	4.70	0.60	0.32
Administrator Class (WFLGX)	11-8-1999	–	–	–	4.08	8.53	4.43	0.92	0.67
Investor Class (WFCTX)	1-31-2007	–	–	–	3.78	8.44	4.36	1.14	0.88
Dow Jones Target 2010 Index[5]	–	–	–	–	4.71	9.45	5.43	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	7.67	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	4.56	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	9

Target 2015 Fund

Average annual total returns10 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFACX)	11-30-2012	(0.53)	8.98	2.85	5.56	10.28	3.77	1.08	0.84
Class R (WFBRX)	6-28-2013	–	–	–	5.28	10.00	3.55	1.33	1.09
Class R4 (WFSRX)	11-30-2012	–	–	–	5.90	10.64	4.08	0.75	0.48
Class R6 (WFSCX)*	6-29-2007	–	–	–	6.04	10.66	4.09	0.60	0.33
Administrator Class (WFFFX)	6-29-2007	–	–	–	5.79	10.31	3.79	0.92	0.68
Investor Class (WFQEX)	6-29-2007	–	–	–	5.49	10.21	3.73	1.14	0.89
Dow Jones Target 2015 Index[5]	–	–	–	–	6.43	11.21	4.58	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	5.96	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	5.33	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

10	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns2 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	1.92	11.00	4.30	8.16	12.31	4.91	1.06	0.86
Class B (STPBX)*	3-1-1997	2.34	11.20	4.36	7.34	11.46	4.36	1.81	1.61
Class C (WFLAX)	12-1-1998	6.36	11.48	4.13	7.36	11.48	4.13	1.81	1.61
Class R (WFURX)	6-28-2013	–	–	–	7.97	12.20	4.86	1.31	1.11
Class R4 (WFLRX)	11-30-2012	–	–	–	8.58	12.84	5.44	0.73	0.50
Class R6 (WFOBX)**	6-30-2004	–	–	–	8.72	12.88	5.46	0.58	0.35
Administrator Class (WFLPX)	11-8-1999	–	–	–	8.35	12.50	5.17	0.90	0.70
Investor Class (WFDTX)	1-31-2007	–	–	–	8.14	12.41	5.11	1.12	0.91
Dow Jones Target 2020 Index[5]	–	–	–	–	9.01	13.40	6.43	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	7.67	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	4.56	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	11

Target 2025 Fund

Average annual total returns11 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFAYX)	11-30-2012	4.58	13.55	2.92	10.99	14.90	3.84	1.06	0.86
Class R (WFHRX)	6-28-2013	–	–	–	10.60	14.62	3.61	1.31	1.11
Class R4 (WFGRX)	11-30-2012	–	–	–	11.29	15.30	4.16	0.73	0.50
Class R6 (WFTYX)*	6-29-2007	–	–	–	11.42	15.31	4.16	0.59	0.35
Administrator Class (WFTRX)	6-29-2007	–	–	–	11.11	14.97	3.88	0.90	0.70
Investor Class (WFGYX)	6-29-2007	–	–	–	10.91	14.86	3.82	1.12	0.91
Dow Jones Target 2025 Index[5]	–	–	–	–	11.70	15.84	4.55	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	5.96	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	5.33	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

12	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns2 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	7.02	15.60	5.04	13.52	16.98	5.66	1.07	0.87
Class B (SGPBX)*	3-1-1997	7.65	15.88	5.11	12.65	16.10	5.11	1.82	1.62
Class C (WFDMX)	12-1-1998	11.64	16.11	4.87	12.64	16.11	4.87	1.82	1.62
Class R (WFJRX)	6-28-2013	–	–	–	13.37	16.88	5.62	1.32	1.12
Class R4 (WTHRX)	11-30-2012	–	–	–	13.99	17.54	6.19	0.74	0.51
Class R6 (WFOOX)**	6-30-2004	–	–	–	14.08	17.55	6.19	0.59	0.36
Administrator Class (WFLIX)	11-8-1999	–	–	–	13.74	17.19	5.91	0.91	0.71
Investor Class (WFETX)	1-31-2007	–	–	–	13.47	17.07	5.85	1.13	0.92
Dow Jones Target 2030 Index[5]	–	–	–	–	14.32	18.04	7.48	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	7.67	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	4.56	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees, or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	13

Target 2035 Fund

Average annual total returns11 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFQBX)	11-30-2012	9.15	17.54	3.19	15.82	18.96	4.11	1.09	0.88
Class R (WFKRX)	6-28-2013	–	–	–	15.57	18.57	3.84	1.34	1.13
Class R4 (WTTRX)	11-30-2012	–	–	–	16.28	19.35	4.42	0.76	0.52
Class R6 (WFQRX)*	6-29-2007	–	–	–	16.41	19.39	4.45	0.61	0.37
Administrator Class (WFQWX)	6-29-2007	–	–	–	15.96	18.91	4.09	0.93	0.72
Investor Class (WFQTX)	6-29-2007	–	–	–	15.77	18.79	4.02	1.15	0.93
Dow Jones Target 2035 Index[5]	–	–	–	–	16.61	19.80	4.69	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	5.96	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	5.33	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

14	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns2 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	10.80	18.51	5.69	17.54	19.91	6.32	1.08	0.88
Class B (SLPBX)*	3-1-1997	11.63	18.79	5.76	16.63	18.99	5.76	1.83	1.63
Class C (WFOFX)	7-1-1998	15.68	19.02	5.53	16.68	19.02	5.53	1.83	1.63
Class R (WFMRX)	6-28-2013	–	–	–	17.39	19.81	6.28	1.33	1.13
Class R4 (WTFRX)	11-30-2012	–	–	–	18.02	20.49	6.85	0.75	0.52
Class R6(WFOSX)**	6-30-2004	–	–	–	18.14	20.52	6.86	0.60	0.37
Administrator Class (WFLWX)	11-8-1999	–	–	–	17.79	20.11	6.58	0.92	0.72
Investor Class (WFFTX)	1-31-2007	–	–	–	17.53	20.02	6.51	1.14	0.93
Dow Jones Target 2040 Index[5]	–	–	–	–	18.32	20.95	8.04	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	7.67	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	4.56	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	15

Target 2045 Fund

Average annual total returns11 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFQVX)	11-30-2012	11.72	18.95	3.58	18.54	20.39	4.51	1.12	0.88
Class R (WFNRX)	6-28-2013	–	–	–	18.25	20.09	4.25	1.37	1.13
Class R4 (WFFRX)	11-30-2012	–	–	–	18.99	20.81	4.83	0.79	0.52
Class R6 (WFQPX)*	6-29-2007	–	–	–	19.07	20.81	4.83	0.64	0.37
Administrator Class (WFQYX)	6-29-2007	–	–	–	18.65	20.45	4.54	0.96	0.72
Investor Class (WFQSX)	6-29-2007	–	–	–	18.44	20.32	4.44	1.18	0.93
Dow Jones Target 2045 Index[5]	–	–	–	–	19.25	21.36	5.04	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	5.96	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	5.33	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

16	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns12 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFQAX)	11-30-2012	11.83	19.05	3.58	18.62	20.48	4.51	1.10	0.88
Class C (WFQCX)	11-30-2012	16.68	19.57	3.72	17.68	19.57	3.72	1.85	1.63
Class R (WFWRX)	6-28-2013	–	–	–	18.42	20.19	4.26	1.35	1.13
Class R4 (WQFRX)	11-30-2012	–	–	–	19.10	20.91	4.84	0.77	0.52
Class R6 (WFQFX)*	6-29-2007	–	–	–	19.28	20.92	4.85	0.62	0.37
Administrator Class (WFQDX)	6-29-2007	–	–	–	18.79	20.51	4.51	0.94	0.72
Investor Class (WFQGX)	6-29-2007	–	–	–	18.67	20.43	4.45	1.16	0.93
Dow Jones Target 2050 Index[5]	–	–	–	–	19.38	21.40	5.06	–	–
Russell 3000® Index[6]	–	–	–	–	26.74	23.86	5.96	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	0.15	5.13	5.33	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	17

Target 2055 Fund

Average annual total returns11 (%) as of February 28, 2014

		Including sales charge		Excluding sales charge		Expense ratios[3] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[4]
Class A (WFQZX)	11-30-2012	11.91	8.12	18.69	10.55	1.60	0.88
Class R (WFYRX)	6-28-2013	–	–	18.35	10.03	1.85	1.13
Class R4 (WFVRX)	11-30-2012	–	–	19.06	10.94	1.27	0.52
Class R6 (WFQUX)*	6-30-2011	–	–	19.18	10.98	1.12	0.37
Administrator Class (WFLHX)	6-30-2011	–	–	18.70	10.59	1.44	0.72
Investor Class (WFQHX)	6-30-2011	–	–	18.62	10.52	1.66	0.93
Dow Jones Target 2055 Index[5]	–	–	–	19.38	11.10	–	–
Russell 3000® Index[6]	–	–	–	26.74	16.37	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	0.15	3.41	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2014

Please see footnotes on pages 20-21.

18	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Highlights

The Target Date Funds seek to replicate the asset allocations and returns of their respective Dow Jones Target Date Indexes before expenses. The strategic asset allocations are designed to provide high levels of diversification across a number of equity, fixed-income, and short-term investments. All of the funds invest in the same three underlying portfolios: Diversified Stock Portfolio, Diversified Fixed Income Portfolio, and Short-Term Investment Portfolio. The only thing that varies across these Target Date Funds is the amount invested in each underlying portfolio. The underlying Diversified Stock Portfolio contains a broad mix of large-cap, mid-cap, small-cap, growth, value, and international stocks, including emerging markets. The underlying Diversified Fixed Income Portfolio invests in several types of fixed-income securities, including U.S. and non-U.S. government bonds, corporate bonds, and mortgage-backed securities. The breadth and depth of diversification and disciplined asset allocation help manage, but do not eliminate, risk.

Within the underlying Diversified Fixed Income Portfolio over the past 12 months, relative to the Barclays U.S. Aggregate Bond Index, an overweight to corporate bonds and an underweight to government bonds added to performance. The portfolio’s exposure to foreign sovereign bonds (up 1.5%) was also beneficial. Relative to most target date fund competitors, our focus on investment grade bonds and our lack of exposure to high-yield bonds detracted from performance.

Over the past 12 months, the underlying Diversified Stock Portfolio benefited from an overweight to small- and mid-cap stocks, but overweight positions in emerging markets and Asia Pacific detracted from performance. For the period, small-cap stocks (measured by the Russell 2000 Index13) were up 31.56%, compared with 26.34% for large cap stocks (measured by the Russell 1000 Index14). Emerging market stocks (measured by the MSCI Emerging Markets Index15) fell 6.01% and detracted from performance, as did Asia Pacific stocks (measured by the MSCI All Country Asia Pacific Index16) which were up only 4.60%.

Strategic allocation changes in response to changing markets.

On a monthly basis, we adjust each Target Date Fund’s strategic allocations to stocks, bonds, and cash equivalents in response to changing market conditions and a fund’s movement down the glide path. Our objective is to manage the relative equity risk of each dated fund as dictated by the glide path—a fund’s targeted equity risk is not the same as a fund’s equity allocation percentage because both bonds and cash equivalents carry risk. The Target Date Funds are designed to become more conservative as the target date approaches in order to increase the probability of capital preservation as retirement nears. This risk level is managed by adjusting allocations among stocks, bonds, and cash equivalents. The Target 2055 Fund and Target 2050 Fund, which have not yet begun to move down the glide path, decreased their equity exposures by 0.03% and increased their bond exposures by the same amount over the past 12 months as our ability to use bonds to manage equity risk declined slightly. Over the time period, not only did the risk of bonds relative to equities increase, the correlation between bonds and equities increased as well.

The funds on the downward sloping portion of the equity glide path, the Target 2045 Fund through Target 2010 Fund, reduced their equity holdings during the 12-month period as they decreased their relative equity risk. The longer-dated funds that incur more risk and hold more equity (greater than 75% of assets), the Target 2045 Fund through the Target 2035 Fund, saw their equity allocations decline by 2% or less. Medium-range funds with moderate risk and equity exposure (between 50% and 75% equity exposure), the Target 2030 Fund and the Target 2025 Fund, saw their equity allocations fall by 3% or less. Shorter-dated funds, the Target 2020 Fund through the Target 2010 Fund, which incur less risk and hold fewer equities, saw their equity allocations drop between 3% and 5%. The Target Today Fund’s targeted equity exposure remained at 15% during the period. However, the Target Today Fund’s cash allocation increased from 5% to 12% in an attempt to efficiently manage the fund’s risk exposure.

We believe the Target Date Funds are not only diversified at the individual security level but at the asset class level as well. We believe the funds provide the opportunity for capital appreciation for investors with longer time horizons and reasonable capital gains for investors who are approaching or are in retirement. However, although the funds are designed to provide varying degrees of downside risk management based on their index dates, they cannot prevent losses or eliminate risk.

The target date represents the year in which investors may likely begin withdrawing assets. The funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed-income exposure. The principal value is not guaranteed at any time, including at the target date.

It is our belief that equities and bonds are likely to experience meaningful volatility into the foreseeable future. Our disciplined approach to portfolio construction seeks to help our investors benefit from bull markets while providing risk management in bear markets. We believe our funds are well positioned to give investors an opportunity to build and maintain their retirement nest eggs in the coming years.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	19

Portfolio allocation17 as of February 28, 2014

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on pages 20-21.

20	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund	Target 2055 Fund

1.	The Funds are gateway funds that invest in various master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying master portfolios in which the Funds invest.

2.	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

3.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

4.	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Dow Jones Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. You cannot invest directly in an index.

6.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

7.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. You cannot invest directly in an index.

8.	The chart compares the performance of the Investor Class shares for the last 10 years or since inception with the respective Dow Jones Target Date Index, the Russell 3000 Index, and the Barclays U.S. Aggregate Bond Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

9.	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	21

10.	Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013 reflects Institutional Class performance and expenses.

11.	Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

12.	Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

13.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

14.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

15.	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market-capitalization-weighted index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index. Source: MSCI .MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

16.	The Morgan Stanley Capital International (MSCI) All Country Asia Pacific Index is a total return, market-capitalization-weighted index that measures the performance of stockmarkets in the following 15 Pacific-region countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, and Thailand. You cannot invest directly in an index.

17.	Each chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests and is calculated based on the total investments of the master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of investments or Summary portfolio of investments of each master portfolio which is also included in this report.

22	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2013 to February 28, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,043.05	$4.10	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class B
Actual	$1,000.00	$1,039.54	$7.89	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Class C
Actual	$1,000.00	$1,039.51	$7.89	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Class R
Actual	$1,000.00	$1,042.11	$5.37	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31	1.06%
R4 Class
Actual	$1,000.00	$1,045.06	$2.28	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%
Class R6
Actual	$1,000.00	$1,046.00	$1.52	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Administrator Class
Actual	$1,000.00	$1,044.02	$3.29	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Investor Class
Actual	$1,000.00	$1,042.75	$4.36	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%

Please see footnote on page 27.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	23

Target 2010 Fund	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,050.52	$4.22	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16	0.83%
Class B
Actual	$1,000.00	$1,046.11	$8.02	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.90	1.58%
Class C
Actual	$1,000.00	$1,046.25	$8.02	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.90	1.58%
Class R
Actual	$1,000.00	$1,048.74	$5.49	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41	1.08%
Class R4
Actual	$1,000.00	$1,052.61	$2.39	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.36	0.47%
Class R6
Actual	$1,000.00	$1,052.91	$1.63	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.61	0.32%
Administrator Class
Actual	$1,000.00	$1,051.74	$3.41	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36	0.67%
Investor Class
Actual	$1,000.00	$1,049.58	$4.47	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Target 2015 Fund
Class A
Actual	$1,000.00	$1,059.19	$4.29	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Class R
Actual	$1,000.00	$1,057.73	$5.56	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
Class R4
Actual	$1,000.00	$1,060.51	$2.45	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
Class R6
Actual	$1,000.00	$1,061.45	$1.69	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66	0.33%
Administrator Class
Actual	$1,000.00	$1,059.70	$3.47	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.41	0.68%
Investor Class
Actual	$1,000.00	$1,059.14	$4.54	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46	0.89%

Please see footnote on page 27.

24	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,074.19	$4.42	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Class B
Actual	$1,000.00	$1,070.40	$8.26	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	$8.05	1.61%
Class C
Actual	$1,000.00	$1,069.92	$8.26	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	$8.05	1.61%
Class R
Actual	$1,000.00	$1,072.63	$5.70	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56	1.11%
Class R4
Actual	$1,000.00	$1,075.57	$2.57	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Class R6
Actual	$1,000.00	$1,077.00	$1.80	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
Administrator Class
Actual	$1,000.00	$1,074.78	$3.60	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Investor Class
Actual	$1,000.00	$1,073.39	$4.68	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56	0.91%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,089.86	$4.46	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Class R
Actual	$1,000.00	$1,087.41	$5.74	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56	1.11%
Class R4
Actual	$1,000.00	$1,091.56	$2.59	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Class R6
Actual	$1,000.00	$1,091.44	$1.81	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
Administrator Class
Actual	$1,000.00	$1,090.23	$3.63	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Investor Class
Actual	$1,000.00	$1,089.70	$4.71	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56	0.91%

Please see footnote on page 27.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	25

Target 2030 Fund	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,103.62	$4.54	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Class B
Actual	$1,000.00	$1,099.56	$8.43	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.10	1.62%
Class C
Actual	$1,000.00	$1,099.55	$8.43	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.10	1.62%
Class R
Actual	$1,000.00	$1,102.52	$5.84	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.61	1.12%
Class R4
Actual	$1,000.00	$1,105.68	$2.66	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.56	0.51%
Class R6
Actual	$1,000.00	$1,105.99	$1.88	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	$1.81	0.36%
Administrator Class
Actual	$1,000.00	$1,104.56	$3.70	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.56	0.71%
Investor Class
Actual	$1,000.00	$1,102.98	$4.80	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61	0.92%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,116.54	$4.62	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R
Actual	$1,000.00	$1,115.61	$5.93	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,118.44	$2.73	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,119.32	$1.94	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,116.92	$3.78	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,115.67	$4.88	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

Please see footnote on page 27.

26	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,125.19	$4.64	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class B
Actual	$1,000.00	$1,121.06	$8.57	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.15	1.63%
Class C
Actual	$1,000.00	$1,121.90	$8.58	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.15	1.63%
Class R
Actual	$1,000.00	$1,124.75	$5.95	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,127.79	$2.74	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,128.09	$1.95	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,126.83	$3.80	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,125.24	$4.90	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,130.50	$4.65	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R
Actual	$1,000.00	$1,129.23	$5.97	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,132.40	$2.75	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,133.55	$1.96	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,131.72	$3.81	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,131.37	$4.91	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

Please see footnote on page 27.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	27

Target 2050 Fund	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,131.56	$4.65	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class C
Actual	$1,000.00	$1,127.08	$8.60	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.15	1.63%
Class R
Actual	$1,000.00	$1,130.50	$5.97	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,134.59	$2.75	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,134.49	$1.96	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,131.66	$3.81	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,132.14	$4.92	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,131.72	$4.65	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R
Actual	$1,000.00	$1,129.90	$5.97	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,133.39	$2.75	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,134.54	$1.96	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,131.64	$3.81	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,131.71	$4.92	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

28	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—February 28, 2014

TARGET TODAY FUND

Security name	Value

Investment Companies: 99.98%

Affiliated Master Portfolios: 99.98%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$593,005,231
Wells Fargo Advantage Diversified Stock Portfolio	125,996,098
Wells Fargo Advantage Short-Term Investment Portfolio	93,405,893

Total Investment Companies (Cost $759,667,543)	812,407,222

Total investments in securities
(Cost $759,667,543) *	99.98%	812,407,222
Other assets and liabilities, net	0.02	194,855

Total net assets	100.00%	$812,602,077

*	Cost for federal income tax purposes is $761,394,652 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$51,012,570
Gross unrealized depreciation	0

Net unrealized appreciation	$51,012,570

TARGET 2010 FUND

Security name	Value

Investment Companies: 100.68%

Affiliated Master Portfolios: 100.68%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$569,103,439
Wells Fargo Advantage Diversified Stock Portfolio	144,996,705
Wells Fargo Advantage Short-Term Investment Portfolio	29,249,899

Total Investment Companies (Cost $669,393,453)	743,350,043

Total investments in securities
(Cost $669,393,453) *	100.68%	743,350,043
Other assets and liabilities, net	(0.68)	(5,035,618)

Total net assets	100.00%	$738,314,425

*	Cost for federal income tax purposes is $677,291,843 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$66,058,200
Gross unrealized depreciation	0

Net unrealized appreciation	$66,058,200

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	29

TARGET 2015 FUND

Security name	Value

Investment Companies: 99.91%

Affiliated Master Portfolios: 99.91%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$649,115,340
Wells Fargo Advantage Diversified Stock Portfolio	273,742,094
Wells Fargo Advantage Short-Term Investment Portfolio	37,667,524

Total Investment Companies (Cost $868,126,164)	960,524,958

Total investments in securities
(Cost $868,126,164) *	99.91%	960,524,958
Other assets and liabilities, net	0.09	861,505

Total net assets	100.00%	$961,386,463

*	Cost for federal income tax purposes is $869,678,379 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$90,846,579
Gross unrealized depreciation	0

Net unrealized appreciation	$90,846,579

TARGET 2020 FUND

Security name	Value

Investment Companies: 99.90%

Affiliated Master Portfolios: 99.90%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,581,644,878
Wells Fargo Advantage Diversified Stock Portfolio	1,192,785,967
Wells Fargo Advantage Short-Term Investment Portfolio	112,671,372

Total Investment Companies (Cost $2,529,963,442)	2,887,102,217

Total investments in securities
(Cost $2,529,963,442) *	99.90%	2,887,102,217
Other assets and liabilities, net	0.10	2,959,436

Total net assets	100.00%	$2,890,061,653

*	Cost for federal income tax purposes is $2,549,544,787 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$337,557,430
Gross unrealized depreciation	0

Net unrealized appreciation	$337,557,430

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—February 28, 2014

TARGET 2025 FUND

Security name	Value

Investment Companies: 99.92%

Affiliated Master Portfolios: 99.92%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$985,433,409
Wells Fargo Advantage Diversified Stock Portfolio	1,276,968,595
Wells Fargo Advantage Short-Term Investment Portfolio	91,408,258

Total Investment Companies (Cost $1,985,267,527)	2,353,810,262

Total investments in securities
(Cost $1,985,267,527) *	99.92%	2,353,810,262
Other assets and liabilities, net	0.08	1,777,568

Total net assets	100.00%	$2,355,587,830

*	Cost for federal income tax purposes is $1,990,995,081 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$362,815,181
Gross unrealized depreciation	0

Net unrealized appreciation	$362,815,181

TARGET 2030 FUND

Security name	Value

Investment Companies: 99.85%

Affiliated Master Portfolios: 99.85%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$843,523,997
Wells Fargo Advantage Diversified Stock Portfolio	1,898,995,780
Wells Fargo Advantage Short-Term Investment Portfolio	110,265,197

Total Investment Companies (Cost $2,371,732,083)	2,852,784,974

Total investments in securities
(Cost $2,371,732,083) *	99.85%	2,852,784,974
Other assets and liabilities, net	0.15	4,226,036

Total net assets	100.00%	$2,857,011,010

*	Cost for federal income tax purposes is $2,387,873,582 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$464,911,392
Gross unrealized depreciation	0

Net unrealized appreciation	$464,911,392

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	31

TARGET 2035 FUND

Security name	Value

Investment Companies: 99.88%

Affiliated Master Portfolios: 99.88%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$245,505,530
Wells Fargo Advantage Diversified Stock Portfolio	1,001,628,753
Wells Fargo Advantage Short-Term Investment Portfolio	49,929,090

Total Investment Companies (Cost $1,043,775,761)	1,297,063,373

Total investments in securities
(Cost $1,043,775,761) *	99.88%	1,297,063,373
Other assets and liabilities, net	0.12	1,526,165

Total net assets	100.00%	$1,298,589,538

*	Cost for federal income tax purposes is $1,047,533,036 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$249,530,337
Gross unrealized depreciation	0

Net unrealized appreciation	$249,530,337

TARGET 2040 FUND

Security name	Value

Investment Companies: 99.73%

Affiliated Master Portfolios: 99.73%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$224,440,732
Wells Fargo Advantage Diversified Stock Portfolio	1,743,328,517
Wells Fargo Advantage Short-Term Investment Portfolio	78,528,492

Total Investment Companies (Cost $1,634,677,859)	2,046,297,741

Total investments in securities
(Cost $1,634,677,859) *	99.73%	2,046,297,741
Other assets and liabilities, net	0.27	5,479,048

Total net assets	100.00%	$2,051,776,789

*	Cost for federal income tax purposes is $1,646,007,018 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$400,290,723
Gross unrealized depreciation	0

Net unrealized appreciation	$400,290,723

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—February 28, 2014

TARGET 2045 FUND

Security name	Value

Investment Companies: 99.71%

Affiliated Master Portfolios: 99.71%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$45,520,186
Wells Fargo Advantage Diversified Stock Portfolio	628,845,037
Wells Fargo Advantage Short-Term Investment Portfolio	26,863,722

Total Investment Companies (Cost $552,869,280)	701,228,945

Total investments in securities
(Cost $552,869,280) *	99.71%	701,228,945
Other assets and liabilities, net	0.29	2,009,006

Total net assets	100.00%	$703,237,951

*	Cost for federal income tax purposes is $554,798,285 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$146,430,660
Gross unrealized depreciation	0

Net unrealized appreciation	$146,430,660

TARGET 2050 FUND

Security name	Value

Investment Companies: 99.66%

Affiliated Master Portfolios: 99.66%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$71,462,965
Wells Fargo Advantage Diversified Stock Portfolio	1,138,295,275
Wells Fargo Advantage Short-Term Investment Portfolio	48,175,683

Total Investment Companies (Cost $992,006,459)	1,257,933,923

Total investments in securities
(Cost $992,006,459) *	99.66%	1,257,933,923
Other assets and liabilities, net	0.34	4,295,944

Total net assets	100.00%	$1,262,229,867

*	Cost for federal income tax purposes is $996,989,317 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$260,944,606
Gross unrealized depreciation	0

Net unrealized appreciation	$260,944,606

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	33

TARGET 2055 FUND

Security name	Value

Investment Companies: 99.06%

Affiliated Master Portfolios: 99.06%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$6,061,438
Wells Fargo Advantage Diversified Stock Portfolio	96,549,406
Wells Fargo Advantage Short-Term Investment Portfolio	4,086,228

Total Investment Companies (Cost $92,833,822)	106,697,072

Total investments in securities (Cost $92,833,822) *	99.06%	106,697,072
Other assets and liabilities, net	0.94	1,008,375

Total net assets	100.00%	$107,705,447

*	Cost for federal income tax purposes is $92,590,285 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,106,787
Gross unrealized depreciation	0

Net unrealized appreciation	$14,106,787

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—February 28, 2014

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated investment companies, at value (see cost below)	$812,407,222	$743,350,043	$960,524,958	$2,887,102,217
Receivable for Fund shares sold	1,317,545	1,342,902	2,540,918	9,379,791
Receivable from adviser	0	0	0	0
Prepaid expenses and other assets	21,791	29,689	58,033	54,880

Total assets	813,746,558	744,722,634	963,123,909	2,896,536,888

Liabilities
Payable for Fund shares redeemed	916,619	6,165,746	1,456,461	5,586,462
Advisory fee payable	26,881	37,671	58,151	249,343
Distribution fees payable	2,661	1,867	5	3,323
Due to other related parties	96,238	89,305	111,001	321,933
Shareholder report expenses payable	10,815	15,113	10,588	19,118
Shareholder servicing fees payable	73,342	77,978	83,272	271,393
Professional fees payable	13,589	15,538	13,808	13,821
Accrued expenses and other liabilities	4,336	4,991	4,160	9,842

Total liabilities	1,144,481	6,408,209	1,737,446	6,475,235

Total net assets	$812,602,077	$738,314,425	$961,386,463	$2,890,061,653

NET ASSETS CONSIST OF
Paid-in capital	$758,662,811	$666,222,380	$866,487,823	$2,538,656,142
Undistributed (overdistributed) net investment income	1,119,061	891,619	2,346,965	2,326,035
Accumulated net realized gains (losses) on investments	80,526	(2,756,164)	152,881	(8,059,299)
Net unrealized gains on investments	52,739,679	73,956,590	92,398,794	357,138,775

Total net assets	$812,602,077	$738,314,425	$961,386,463	$2,890,061,653

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$17,466,932	$32,012,048	$332,024	$75,871,438
Shares outstanding – Class A	1,609,278	2,401,977	31,990	5,010,186
Net asset value per share – Class A	$10.85	$13.33	$10.38	$15.14
Maximum offering price per share – Class A2	$11.51	$14.14	$11.01	$16.06
Net assets – Class B	$50,614	$118,072	N/A	$237,870
Shares outstanding – Class B	4,479	8,751	N/A	15,719
Net asset value per share – Class B	$11.30	$13.49	N/A	$15.13
Net assets – Class C	$4,286,619	$2,951,734	N/A	$5,207,769
Shares outstanding – Class C	385,743	218,274	N/A	345,350
Net asset value per share – Class C	$11.11	$13.52	N/A	$15.08
Net assets – Class R	$26,141	$26,348	$26,632	$27,102
Shares outstanding – Class R	2,410	1,984	2,531	1,795
Net asset value per share – Class R	$10.85	$13.28	$10.52	$15.10
Net assets – Class R4	$367,184,487	$199,432,358	$189,077,817	$803,140,895
Share outstanding – Class R4	33,084,136	14,817,157	18,173,560	52,140,943
Net asset value per share – Class R4	$11.10	$13.46	$10.40	$15.40
Net assets – Class R6	$233,894,080	$242,218,409	$437,620,033	$1,065,417,471
Share outstanding – Class R6	21,102,763	18,005,293	42,107,640	69,199,211
Net asset value per share – Class R6	$11.08	$13.45	$10.39	$15.40
Net assets – Administrator Class	$116,854,143	$201,159,433	$211,930,092	$746,909,777
Shares outstanding – Administrator Class	10,556,014	14,949,612	20,144,353	48,629,568
Net asset value per share – Administrator Class	$11.07	$13.46	$10.52	$15.36
Net assets – Investor Class	$72,839,061	$60,396,023	$122,399,865	$193,249,331
Shares outstanding – Investor Class	6,590,297	4,499,079	11,622,032	12,595,068
Net asset value per share – Investor Class	$11.05	$13.42	$10.53	$15.34

Investments in affiliated investment companies, at cost	$759,667,543	$669,393,453	$868,126,164	$2,529,963,442

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	35

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$2,353,810,262	$2,852,784,974	$1,297,063,373	$2,046,297,741	$701,228,945	$1,257,933,923	$106,697,072
5,712,020	10,044,155	3,693,321	8,115,842	2,719,517	6,130,204	1,111,053
0	0	0	0	0	0	4,017
77,086	70,344	34,416	65,782	30,828	64,008	23,883

2,359,599,368	2,862,899,473	1,300,791,110	2,054,479,365	703,979,290	1,264,128,135	107,836,025

3,392,023	5,007,416	1,791,551	2,040,175	513,110	1,556,483	90,228
193,935	267,633	117,369	201,990	55,981	116,211	0
6	2,629	6	3,092	6	92	6
241,293	315,748	153,439	231,087	84,130	117,014	8,880
14,632	11,291	10,443	14,258	6,337	12,405	8,848
147,633	260,533	110,188	189,126	61,004	76,054	4,044
13,524	13,593	14,416	14,403	14,403	14,679	14,006
8,492	9,620	4,160	8,445	6,368	5,330	4,566

4,011,538	5,888,463	2,201,572	2,702,576	741,339	1,898,268	130,578

$2,355,587,830	$2,857,011,010	$1,298,589,538	$2,051,776,789	$703,237,951	$1,262,229,867	$107,705,447

$1,981,445,032	$2,377,713,355	$1,042,008,967	$1,640,000,563	$552,698,120	$993,817,209	$93,183,612
1,180,653	833,517	293,080	(257,595)	104,817	(105,005)	93,126
4,419,410	(2,588,753)	2,999,879	413,939	2,075,349	2,590,199	565,459
368,542,735	481,052,891	253,287,612	411,619,882	148,359,665	265,927,464	13,863,250

$2,355,587,830	$2,857,011,010	$1,298,589,538	$2,051,776,789	$703,237,951	$1,262,229,867	$107,705,447

$1,378,937	$65,634,202	$532,273	$114,233,066	$166,994	$209,994	$65,748
130,612	3,951,256	48,319	6,043,001	14,608	19,208	5,207
$10.56	$16.61	$11.02	$18.90	$11.43	$10.93	$12.63
$11.20	$17.62	$11.69	$20.05	$12.13	$11.60	$13.40
N/A	$290,221	N/A	$344,158	N/A	N/A	N/A
N/A	17,740	N/A	19,053	N/A	N/A	N/A
N/A	$16.36	N/A	$18.06	N/A	N/A	N/A
N/A	$4,096,828	N/A	$4,812,617	N/A	$163,112	N/A
N/A	252,071	N/A	269,667	N/A	14,945	N/A
N/A	$16.25	N/A	$17.85	N/A	$10.91	N/A
$27,578	$28,038	$28,429	$28,735	$28,879	$28,915	$28,921
2,608	1,688	2,564	1,520	2,502	2,641	2,311
$10.57	$16.61	$11.09	$18.90	$11.54	$10.95	$12.51
$354,137,005	$850,912,539	$297,612,473	$635,240,660	$174,582,480	$307,319,829	$20,591,158
33,472,881	50,556,376	26,991,361	32,950,868	15,231,482	28,052,441	1,627,428
$10.58	$16.83	$11.03	$19.28	$11.46	$10.96	$12.65
$1,409,280,567	$1,049,122,315	$570,481,957	$724,855,684	$291,293,400	$693,648,457	$74,427,340
133,291,302	62,393,868	51,742,651	37,606,870	25,457,171	63,351,571	5,892,227
$10.57	$16.81	$11.03	$19.27	$11.44	$10.95	$12.63
$354,049,693	$685,421,234	$236,217,282	$452,487,429	$126,533,459	$202,276,389	$8,462,445
33,405,637	40,748,965	21,362,033	23,508,796	10,993,172	18,516,186	670,305
$10.60	$16.82	$11.06	$19.25	$11.51	$10.92	$12.62
$236,714,050	$201,505,633	$193,717,124	$119,774,440	$110,632,739	$58,583,171	$4,129,835
22,356,685	12,012,972	17,454,359	6,235,180	9,581,900	5,347,102	329,840
$10.59	$16.77	$11.10	$19.21	$11.55	$10.96	$12.52

$1,985,267,527	$2,371,732,083	$1,043,775,761	$1,634,677,859	$552,869,280	$992,006,459	$92,833,822

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—year ended February 28, 2014

	Target Today Fund		Target 2010 Fund		Target 2015 Fund		Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios**	$15,754,648		$14,337,468		$15,818,021		$36,200,049
Dividends allocated from affiliated Master Portfolios*	2,712,164		3,292,592		5,935,959		23,490,895
Securities lending income allocated from affiliated Master Portfolios	81,543		99,554		178,383		682,206
Expenses allocated from affiliated Master Portfolios	(1,635,462)		(1,501,205)		(1,881,233)		(5,260,296)
Waivers allocated from affiliated Master Portfolios	36,286		37,708		55,834		171,916

Total investment income	16,949,179		16,266,117		20,106,964		55,284,770

Expenses
Advisory fee	2,096,678		1,899,398		2,337,887		6,049,853
Administration fees
Fund level	433,941		391,054		486,704		1,368,621
Class A	48,292		89,432		328		196,529
Class B	187		543		N/A		914
Class C	11,766		7,871		N/A		13,090
Class R	44	[1]	44	[1]	45	[1]	46	[1]
Class R4	233,422		129,084		99,184		479,537
Class R6[2]	180,481		151,138		228,475		558,055
Administrator Class	127,054		220,610		195,726		705,635
Investor Class	280,314		189,720		495,196		587,501
Shareholder servicing fees
Class A	46,434		85,992		315		188,971
Class B	179		522		N/A		879
Class C	11,314		7,569		N/A		12,587
Class R	43	[1]	43	[1]	43	[1]	44	[1]
Class R4	291,077		160,506		121,034		593,564
Administrator Class	317,109		551,103		489,316		1,763,734
Investor Class	218,775		148,017		386,872		458,985
Distribution fees
Class B	538		1,565		N/A		2,636
Class C	33,940		22,705		N/A		37,760
Class R	43	[1]	43	[1]	43	[1]	44	[1]
Custody and accounting fees	35,181		29,579		37,890		104,254
Professional fees	17,829		19,087		18,438		18,104
Registration fees	110,687		92,524		115,062		123,187
Shareholder report expenses	41,159		43,805		31,474		77,202
Trustees’ fees and expenses	12,537		12,056		13,036		13,036
Interest expense	0		1		32		63
Other fees and expenses	21,460		18,862		17,652		45,462

Total expenses	4,570,484		4,272,873		5,074,752		13,400,293
Less: Fee waivers and/or expense reimbursements	(1,740,902)		(1,362,265)		(1,611,307)		(3,133,726)

Net expenses	2,829,582		2,910,608		3,463,445		10,266,567

Net investment income	14,119,597		13,355,509		16,643,519		45,018,203

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transaction allocated from affiliated Master Portfolios	8,682,816		14,076,090		11,759,028		62,921,001
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	1,063,802		3,291,595		26,231,734		116,854,570

Net realized and unrealized gains (losses) on investments	9,746,618		17,367,685		37,990,762		179,775,571

Net increase in net assets resulting from operations	$23,866,215		$30,723,194		$54,634,281		$224,793,774

** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$144,889		$132,247		$145,151		$331,671
* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$123,695		$152,756		$276,402		$1,048,911

Please see footnotes on page 37.

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	37

Target 2025 Fund		Target 2030 Fund		Target 2035 Fund		Target 2040 Fund		Target 2045 Fund		Target 2050 Fund		Target 2055 Fund

$23,018,332		$18,522,594		$5,590,048		$4,906,430		$1,067,283		$1,671,954		$115,703
25,650,604		35,377,616		19,240,256		31,628,154		11,799,163		20,277,124		1,380,106
747,222		1,010,160		556,163		896,341		340,727		573,081		37,436
(4,450,750)		(5,022,518)		(2,389,140)		(3,557,305)		(1,278,556)		(2,162,009)		(143,283)
174,997		209,635		115,098		170,612		67,482		106,758		5,795

45,140,405		50,097,487		23,112,425		34,044,232		11,996,099		20,466,908		1,395,757

5,091,314		5,736,819		2,842,534		4,124,393		1,579,306		2,621,275		190,182

1,140,398		1,294,089		604,974		910,179		321,469		552,480		38,036
1,601		166,194		458		286,263		124		148		76
N/A		933		N/A		1,391		N/A		N/A		N/A
N/A		10,082		N/A		11,394		N/A		114		N/A
46	[1]	47	[1]	47	[1]	48	[1]	48	[1]	48	[1]	48	[1]
184,933		489,333		147,912		359,610		89,189		168,169		9,887
640,588		525,538		260,190		355,333		129,417		302,910		22,297
304,798		626,734		201,342		408,377		103,367		170,662		6,451
942,088		574,646		779,918		328,191		455,375		157,225		8,050

1,539		159,802		440		275,253		120		142		73
N/A		897		N/A		1,338		N/A		N/A		N/A
N/A		9,695		N/A		10,956		N/A		110		N/A
44	[1]	45	[1]	45	[1]	45	[1]	46	[1]	46	[1]	46	[1]
225,502		604,445		179,050		441,631		108,867		206,928		12,105
761,995		1,566,836		503,354		1,020,942		258,418		426,654		15,918
736,006		448,942		609,313		256,399		355,761		122,832		6,289

N/A		2,692		N/A		4,012		N/A		N/A		N/A
N/A		29,084		N/A		32,867		N/A		329		N/A
44	[1]	45	[1]	45	[1]	45	[1]	46	[1]	46	[1]	46	[1]
87,310		98,690		45,659		70,047		24,742		43,521		3,680
21,888		17,876		33,696		19,881		32,605		18,735		32,504
114,357		137,397		139,091		137,867		130,320		122,497		96,238
60,830		58,551		37,067		62,240		21,737		35,001		12,051
13,032		13,032		12,863		12,540		13,423		12,863		15,346
51		43		26		17		12		6		1
44,050		43,302		30,666		36,413		18,458		19,976		8,719

10,372,414		12,615,789		6,428,690		9,167,672		3,642,850		4,982,717		478,043
(2,874,287)		(2,774,286)		(1,548,928)		(1,931,792)		(982,659)		(1,400,691)		(258,830)

7,498,127		9,841,503		4,879,762		7,235,880		2,660,191		3,582,026		219,213

37,642,278		40,255,984		18,232,663		26,808,352		9,335,908		16,884,882		1,176,544

64,593,224		83,191,358		40,792,425		70,738,587		24,679,343		45,429,823		1,588,573
141,573,121		213,867,560		123,107,143		202,146,445		77,537,929		130,295,644		10,516,963

206,166,345		297,058,918		163,899,568		272,885,032		102,217,272		175,725,467		12,105,536

$243,808,623		$337,314,902		$182,132,231		$299,693,384		$111,553,180		$192,610,349		$13,282,080

$210,829		$168,299		$50,039		$43,473		$9,277		$14,395		$991
$1,156,497		$1,547,985		$859,683		$1,368,366		$525,997		$873,126		$55,650

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Year ended February 28, 2014			Year ended February 28, 2013

Operations
Net investment income			$14,119,597			$17,355,389
Net realized gains on investments			8,682,816			8,827,686
Net change in unrealized gains (losses) on investments			1,063,802			(1,397,551)

Net increase in net assets resulting from operations			23,866,215			24,785,524

Distributions to shareholders from
Net investment income
Class A			(221,471)			(321,733)
Class B			(175)			(358)
Class C			(17,109)			(40,336)
Class R			(141)[1]			N/A
Class R4			(5,817,304)			(61)[2]
Class R6[3]			(4,363,729)			(14,527,602)
Administrator Class			(1,652,726)			(2,355,581)
Investor Class			(1,019,076)			(1,858,205)
Net realized gains
Class A			(235,169)			(154,377)
Class B			(836)			(877)
Class C			(55,391)			(37,183)
Class R			(339)[1]			N/A
Class R4			(4,756,127)			(74)[2]
Class R6[3]			(3,049,103)			(5,283,215)
Administrator Class			(1,508,581)			(1,058,581)
Investor Class			(956,544)			(835,997)

Total distributions to shareholders			(23,653,821)			(26,474,180)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	65,901		708,822	63,600		692,912
Class B	1,199		13,415	0		0
Class C	42,423		469,925	22,951		256,259
Class R	2,365	[1]	25,000 [1]	N/A		N/A
Class R4	40,044,322		443,504,825	277,717	[2]	3,076,488 [2]
Class R6[3]	9,419,589		103,495,757	18,480,809		205,991,533
Administrator Class	2,977,611		32,656,347	7,039,787		78,017,646
Investor Class	1,345,823		14,802,612	2,923,608		32,433,831

			595,676,703			320,468,669

Reinvestment of distributions
Class A	41,970		445,973	42,508		466,257
Class B	91		1,011	108		1,220
Class C	6,430		70,009	6,682		74,902
Class R	45	[1]	480 [1]	N/A		N/A
Class R4	971,366		10,544,661	12	[2]	135 [2]
Class R6[3]	684,137		7,411,486	1,764,804		19,755,544
Administrator Class	291,198		3,153,750	304,924		3,406,458
Investor Class	182,457		1,971,286	241,112		2,690,763

			23,598,656			26,395,279

Please see footnotes on page 39.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	39

	Target Today Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(326,131)	$(3,497,069)	(287,663)	$(3,131,966)
Class B	(6,375)	(71,529)	(12,124)	(136,548)
Class C	(109,050)	(1,198,485)	(42,883)	(477,586)
Class R4	(8,208,872)	(89,929,968)	(409)[2]	(4,517)[2]
Class R6[3]	(49,652,297)	(549,066,240)	(22,790,061)	(253,436,313)
Administrator Class	(5,359,301)	(58,759,727)	(5,710,124)	(63,462,509)
Investor Class	(4,694,452)	(51,323,539)	(3,160,103)	(35,038,740)

		(753,846,557)		(355,688,179)

Net decrease in net assets resulting from capital share transactions		(134,571,198)		(8,824,231)

Total decrease in net assets		(134,358,804)		(10,512,887)

Net assets
Beginning of period		946,960,881		957,473,768

End of period		$812,602,077		$946,960,881

Undistributed net investment income		$1,119,061		$1,567,170

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2010 Fund
	Year ended February 28, 2014			Year ended February 28, 2013

Operations
Net investment income			$13,355,509			$15,027,690
Net realized gains on investments			14,076,090			11,795,677
Net change in unrealized gains (losses) on investments			3,291,595			780,597

Net increase in net assets resulting from operations			30,723,194			27,603,964

Distributions to shareholders from
Net investment income
Class A			(420,087)			(594,685)
Class B			(569)			(3,387)
Class C			(13,585)			(25,912)
Class R			(356)[1]			N/A
Class R4			(3,475,371)			(61)[2]
Class R6[3]			(4,452,553)			(10,958,809)
Administrator Class			(3,008,539)			(3,973,083)
Investor Class			(738,857)			(1,048,473)
Net realized gains
Class A			(743,622)			(368,590)
Class B			(3,992)			(4,217)
Class C			(65,273)			(32,260)
Class R			(586)[1]			N/A
Class R4			(4,648,601)			(98)[2]
Class R6[3]			(5,398,326)			(5,171,202)
Administrator Class			(4,635,950)			(2,392,903)
Investor Class			(1,316,593)			(642,256)

Total distributions to shareholders			(28,922,860)			(25,215,936)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	186,965		2,491,029	165,044		2,196,018
Class B	3,363		44,329	4,777		64,214
Class C	25,945		349,596	40,913		552,939
Class R	1,912	[1]	25,000 [1]	N/A		N/A
Class R4	18,932,424		254,451,944	414,199	[2]	5,561,301 [2]
Class R6[3]	6,718,727		90,118,259	12,353,408		165,606,950
Administrator Class	3,536,386		47,359,770	9,039,416		121,170,354
Investor Class	1,096,534		14,613,247	1,240,924		16,626,716

			409,453,174			311,778,492

Reinvestment of distributions
Class A	86,893		1,139,249	70,513		933,818
Class B	345		4,557	557		7,448
Class C	5,799		76,934	4,244		57,073
Class R	72	[1]	942 [1]	N/A		N/A
Class R4	611,034		8,094,076	12	[2]	159 [2]
Class R6[3]	743,043		9,841,864	1,201,403		16,044,625
Administrator Class	577,304		7,644,489	476,524		6,365,986
Investor Class	155,233		2,049,385	126,647		1,689,506

			28,851,496			25,098,615

Please see footnotes on page 41.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	41

	Target 2010 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(613,342)	$(8,128,647)	(486,970)	$(6,467,966)
Class B	(20,384)	(272,691)	(35,838)	(479,943)
Class C	(55,929)	(751,971)	(49,943)	(672,428)
Class R4	(5,139,968)	(68,558,326)	(544)[2]	(7,286)[2]
Class R6[3]	(25,658,126)	(344,966,121)	(19,434,373)	(260,323,913)
Administrator Class	(7,120,077)	(95,456,027)	(5,820,002)	(78,023,256)
Investor Class	(1,541,753)	(20,603,446)	(1,202,580)	(16,078,133)

		(538,737,229)		(362,052,925)

Net decrease in net assets resulting from capital share transactions		(100,432,559)		(25,175,818)

Total decrease in net assets		(98,632,225)		(22,787,790)

Net assets
Beginning of period		836,946,650		859,734,440

End of period		$738,314,425		$836,946,650

Undistributed net investment income		$891,619		$1,120,511

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014
2.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013
3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Operations
Net investment income		$16,643,519		$15,274,893
Net realized gains on investments		11,759,028		11,526,028
Net change in unrealized gains (losses) on investments		26,231,734		12,090,585

Net increase in net assets resulting from operations		54,634,281		38,891,506

Distributions to shareholders from
Net investment income
Class A		(1,472)		(43)[1]
Class R		(121)[2]		N/A
Class R4		(1,872,389)		(379)[1]
Class R6[3]		(8,668,426)		(11,309,027)
Administrator Class		(2,619,376)		(1,933,645)
Investor Class		(1,915,991)		(2,948,629)
Net realized gains
Class A		(3,136)		(95)[1]
Class R		(403)[2]		N/A
Class R4		(2,830,275)		(95)[1]
Class R6[3]		(6,755,256)		(5,605,211)
Administrator Class		(2,930,526)		(1,823,104)
Investor Class		(1,886,766)		(1,880,706)

Total distributions to shareholders		(29,484,137)		(25,500,934)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	30,534	310,034	1,272 [1]	12,839 [1]
Class R	2,480 [2]	25,000 [2]	N/A	N/A
Class R4	22,186,745	226,451,576	257,842 [1]	2,611,252 [1]
Class R6[3]	13,146,464	133,987,804	20,723,264	207,091,778
Administrator Class	5,756,165	59,448,415	14,585,073	148,374,875
Investor Class	4,076,014	42,086,072	6,478,844	65,397,900

		462,308,901		423,488,644

Reinvestment of distributions
Class A	455	4,608	14 [1]	138 [1]
Class R	51 [2]	523 [2]	N/A	N/A
Class R4	451,357	4,565,772	47 [1]	474 [1]
Class R6[3]	1,522,530	15,372,352	1,675,917	16,686,363
Administrator Class	542,194	5,544,864	371,603	3,752,302
Investor Class	371,511	3,796,948	478,155	4,824,212

		29,285,067		25,263,489

Payment for shares redeemed
Class A	(2)	(20)	(283)[1]	(2,861)[1]
Class R4	(4,722,416)	(47,893,656)	(15)[1]	(151)[1]
Class R6[3]	(33,194,972)	(338,474,671)	(15,499,959)	(154,774,156)
Administrator Class	(5,102,619)	(52,590,045)	(4,401,358)	(44,568,964)
Investor Class	(12,383,089)	(127,689,010)	(3,796,125)	(38,492,766)

		(566,647,402)		(237,838,898)

Net increase (decrease) in net assets resulting from capital share transactions		(75,053,434)		210,913,235

Total increase (decrease) in net assets		(49,903,290)		224,303,807

Net assets
Beginning of period		1,011,289,753		786,985,946

End of period		$961,386,463		$1,011,289,753

Undistributed net investment income		$2,346,965		$2,508,833

1. For	the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2. For	the period from June 28, 2013 (commencement of class operations) to February 28, 2014

3. On	June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	43

	Target 2020 Fund
	Year ended February 28, 2014			Year ended February 28, 2013

Operations
Net investment income			$45,018,203			$40,915,453
Net realized gains on investments			62,921,001			43,549,318
Net change in unrealized gains (losses) on investments			116,854,570			46,056,595

Net increase in net assets resulting from operations			224,793,774			130,521,366

Distributions to shareholders from
Net investment income
Class A			(848,095)			(1,071,901)
Class B			0			(3,728)
Class C			(26,330)			(29,553)
Class R			(328)[1]			N/A
Class R4			(11,995,972)			(58)[2]
Class R6[3]			(16,490,821)			(31,070,105)
Administrator Class			(8,943,484)			(8,942,278)
Investor Class			(2,097,428)			(2,419,639)
Net realized gains
Class A			(1,931,750)			(1,045,484)
Class B			(7,082)			(8,767)
Class C			(136,823)			(60,463)
Class R			(673)[1]			N/A
Class R4			(19,990,722)			(142)[2]
Class R6[3]			(25,396,743)			(23,446,472)
Administrator Class			(17,581,975)			(9,447,970)
Investor Class			(4,694,484)			(2,341,735)

Total distributions to shareholders			(110,142,710)			(79,888,295)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	381,332		5,665,364	329,845		4,709,904
Class B	7,689		115,370	1,944		27,644
Class C	95,488		1,408,791	62,306		888,704
Class R	1,727	[1]	25,000 [1]	N/A		N/A
Class R4	61,845,368		933,243,115	1,560,865	[2]	23,055,016 [2]
Class R6[3]	25,893,661		390,548,771	37,153,071		538,265,495
Administrator Class	11,485,723		173,180,938	24,070,147		348,885,232
Investor Class	3,325,177		50,141,197	3,771,215		54,413,988

			1,554,328,546			970,245,983

Reinvestment of distributions
Class A	182,740		2,705,853	145,585		2,059,726
Class B	482		7,082	841		11,900
Class C	10,470		153,948	5,874		83,108
Class R	68	[1]	1,001 [1]	N/A		N/A
Class R4	2,096,194		31,585,843	14	[2]	200 [2]
Class R6[3]	2,777,511		41,847,708	3,764,300		54,077,367
Administrator Class	1,765,757		26,520,064	1,280,652		18,387,194
Investor Class	452,006		6,779,910	331,490		4,753,422

			109,601,409			79,372,917

Please see footnotes on page 44.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2020 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(695,637)	$(10,358,666)	(594,708)	$(8,454,509)
Class B	(33,856)	(496,951)	(35,385)	(499,806)
Class C	(72,151)	(1,067,554)	(80,463)	(1,145,036)
Class R4	(13,361,264)	(202,124,932)	(234)[2]	(3,453)[2]
Class R6[3]	(68,157,904)	(1,028,360,308)	(38,650,979)	(560,787,795)
Administrator Class	(11,344,715)	(171,003,496)	(11,075,310)	(159,657,394)
Investor Class	(2,988,908)	(45,095,889)	(2,309,366)	(33,335,679)

		(1,458,507,796)		(763,883,672)

Net increase in net assets resulting from capital share transactions		205,422,159		285,735,228

Total increase in net assets		320,073,223		336,368,299

Net assets
Beginning of period		2,569,988,430		2,233,620,131

End of period		$2,890,061,653		$2,569,988,430

Undistributed net investment income		$2,326,035		$1,868,692

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	45

	Target 2025 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Operations
Net investment income		$37,642,278			$34,055,743
Net realized gains on investments		64,593,224			43,556,539
Net change in unrealized gains (losses) on investments		141,573,121			56,540,689

Net increase in net assets resulting from operations		243,808,623			134,152,971

Distributions to shareholders from
Net investment income
Class A		(7,226)			(519)[1]
Class R		(151)[2]			N/A
Class R4		(3,928,874)			(3,908)[1]
Class R6[3]		(24,006,569)			(27,866,348)
Administrator Class		(4,044,987)			(2,637,386)
Investor Class		(3,423,839)			(5,088,124)
Net realized gains
Class A		(25,245)			(205)[1]
Class R		(829)[2]			N/A
Class R4		(10,223,463)			(205)[1]
Class R6[3]		(42,604,116)			(30,643,103)
Administrator Class		(9,739,683)			(5,219,644)
Investor Class		(7,057,112)			(7,317,694)

Total distributions to shareholders		(105,062,094)			(78,777,136)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	113,377	1,171,607	15,879	[1]	154,372 [1]
Class R	2,513 [2]	25,000 [2]	N/A		N/A
Class R4	39,680,782	407,782,676	421,779	[1]	4,187,953 [1]
Class R6[3]	25,675,029	263,320,679	32,419,485		314,910,633
Administrator Class	9,015,723	92,999,031	19,516,001		190,832,143
Investor Class	9,032,104	92,517,461	12,018,876		116,455,162

		857,816,454			626,540,263

Reinvestment of distributions
Class A	3,181	32,471	75	[1]	724 [1]
Class R	95 [2]	980 [2]	N/A		N/A
Class R4	1,324,321	13,531,626	425	[1]	4,113 [1]
Class R6[3]	6,525,712	66,498,781	6,019,953		57,915,522
Administrator Class	1,347,162	13,784,670	812,740		7,857,030
Investor Class	1,028,723	10,474,958	1,286,918		12,401,360

		104,323,486			78,178,749

Payment for shares redeemed
Class A	(1,900)	(19,969)	0	[1]	0 [1]
Class R4	(7,954,405)	(81,226,361)	(21)[1]		(212)[1]
Class R6[3]	(57,249,274)	(588,311,107)	(27,493,757)		(266,378,900)
Administrator Class	(4,161,001)	(42,888,028)	(4,595,643)		(44,744,611)
Investor Class	(25,548,837)	(263,230,570)	(6,366,217)		(61,820,115)

		(975,676,035)			(372,943,838)

Net increase (decrease) in net assets resulting from capital share transactions		(13,536,095)			331,775,174

Total increase in net assets		125,210,434			387,151,009

Net assets
Beginning of period		2,230,377,396			1,843,226,387

End of period		$2,355,587,830			$2,230,377,396

Undistributed net investment income		$1,180,653			$1,647,730

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2030 Fund
	Year ended February 28, 2014			Year ended February 28, 2013

Operations
Net investment income			$40,255,984			$34,387,315
Net realized gains on investments			83,191,358			51,084,975
Net change in unrealized gains (losses) on investments			213,867,560			76,264,836

Net increase in net assets resulting from operations			337,314,902			161,737,126

Distributions to shareholders from
Net investment income
Class A			(753,808)			(786,980)
Class B			(1,322)			(2,485)
Class C			(18,981)			(22,073)
Class R			(145)[1]			N/A
Class R4			(10,506,452)			(2,946)[2]
Class R6[3]			(17,254,545)			(25,719,210)
Administrator Class			(8,239,275)			(6,888,111)
Investor Class			(2,107,127)			(2,033,642)
Net realized gains
Class A			(2,145,006)			(1,066,529)
Class B			(9,608)			(8,894)
Class C			(127,152)			(61,502)
Class R			(883)[1]			N/A
Class R4			(26,616,234)			(183)[2]
Class R6[3]			(31,425,726)			(26,266,204)
Administrator Class			(20,595,520)			(9,524,962)
Investor Class			(6,080,463)			(2,705,180)

Total distributions to shareholders			(125,882,247)			(75,088,901)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	331,644		5,341,788	302,755		4,482,710
Class B	2,188		34,029	3,825		55,090
Class C	67,915		1,062,508	63,992		917,870
Class R	1,624	[1]	25,000 [1]	N/A		N/A
Class R4	59,309,204		957,805,590	1,262,807	[2]	19,556,680 [2]
Class R6[3]	25,555,483		412,411,956	35,797,688		534,158,018
Administrator Class	10,722,176		173,822,315	17,426,314		259,894,518
Investor Class	3,592,266		58,138,567	3,515,921		51,926,782

			1,608,641,753			870,991,668

Reinvestment of distributions
Class A	175,867		2,802,729	122,797		1,788,342
Class B	690		10,837	785		11,303
Class C	9,165		143,233	5,652		80,855
Class R	64	[1]	1,028 [1]	N/A		N/A
Class R4	2,254,868		36,426,981	210	[2]	3,129 [2]
Class R6[3]	3,009,497		48,437,168	3,489,626		51,336,009
Administrator Class	1,786,991		28,833,518	1,113,138		16,412,238
Investor Class	507,909		8,173,431	321,639		4,730,438

			124,828,925			74,362,314

Please see footnotes on page 47.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	47

	Target 2030 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(531,200)	$(8,566,705)	(528,296)	$(7,728,905)
Class B	(15,867)	(246,816)	(34,078)	(492,590)
Class C	(56,044)	(890,332)	(54,533)	(792,054)
Class R4	(12,270,195)	(199,466,650)	(518)[2]	(7,932)[2]
Class R6[3]	(61,584,877)	(992,955,497)	(33,485,582)	(500,183,383)
Administrator Class	(8,724,794)	(141,601,556)	(8,074,933)	(119,452,084)
Investor Class	(2,344,121)	(37,966,958)	(1,926,285)	(28,563,235)

		(1,381,694,514)		(657,220,183)

Net increase in net assets resulting from capital share transactions		351,776,164		288,133,799

Total increase in net assets		563,208,819		374,782,024

Net assets
Beginning of period		2,293,802,191		1,919,020,167

End of period		$2,857,011,010		$2,293,802,191

Undistributed net investment income		$833,517		$1,918,206

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Operations
Net investment income		$18,232,663			$14,714,535
Net realized gains on investments		40,792,425			23,276,867
Net change in unrealized gains (losses) on investments		123,107,143			48,075,170

Net increase in net assets resulting from operations		182,132,231			86,066,572

Distributions to shareholders from
Net investment income
Class A		(1,313)			(51)[1]
Class R		(146)[2]			N/A
Class R4		(3,045,599)			(1,834)[1]
Class R6[3]		(9,292,853)			(9,519,749)
Administrator Class		(2,618,775)			(1,596,356)
Investor Class		(2,752,692)			(3,759,388)
Net realized gains
Class A		(8,537)			(167)[1]
Class R		(961)[2]			N/A
Class R4		(9,598,764)			(166)[1]
Class R6[3]		(18,937,078)			(9,360,585)
Administrator Class		(7,463,212)			(2,600,261)
Investor Class		(6,459,798)			(4,764,386)

Total distributions to shareholders		(60,179,728)			(31,602,943)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	50,687	543,909	4,070	[1]	40,227 [1]
Class R	2,460 [2]	25,000 [2]	N/A		N/A
Class R4	30,965,261	326,263,128	194,054	[1]	1,924,576 [1]
Class R6[3]	18,746,064	197,025,603	23,074,176		220,013,785
Administrator Class	6,528,515	69,163,434	11,297,943		107,783,915
Investor Class	6,621,217	69,840,903	9,776,037		93,112,002

		662,861,977			422,874,505

Reinvestment of distributions
Class A	931	9,850	23	[1]	218 [1]
Class R	104 [2]	1,107 [2]	N/A		N/A
Class R4	1,134,557	11,975,355	210	[1]	2,000 [1]
Class R6[3]	2,655,958	27,917,096	1,951,996		18,400,439
Administrator Class	953,950	10,081,987	442,836		4,196,617
Investor Class	871,772	9,194,844	897,922		8,514,428

		59,180,239			31,113,702

Payment for shares redeemed
Class A	(7,392)	(78,342)	0	[1]	0 [1]
Class R4	(5,302,659)	(55,733,386)	(62)[1]		(608)[1]
Class R6[3]	(34,578,765)	(364,266,333)	(10,819,952)		(102,309,649)
Administrator Class	(3,380,366)	(35,699,097)	(2,565,380)		(24,455,246)
Investor Class	(20,902,940)	(222,879,942)	(5,357,439)		(51,395,479)

		(678,657,100)			(178,160,982)

Net increase in net assets resulting from capital share transactions		43,385,116			275,827,225

Total increase in net assets		165,337,619			330,290,854

Net assets
Beginning of period		1,133,251,919			802,961,065

End of period		$1,298,589,538			$1,133,251,919

Undistributed net investment income		$293,080			$646,114

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	49

	Target 2040 Fund
	Year ended February 28, 2014			Year ended February 28, 2013

Operations
Net investment income			$26,808,352			$22,183,515
Net realized gains on investments			70,738,587			40,115,954
Net change in unrealized gains (losses) on investments			202,146,445			70,684,763

Net increase in net assets resulting from operations			299,693,384			132,984,232

Distributions to shareholders from
Net investment income
Class A			(1,249,141)			(1,293,739)
Class B			(1,369)			(3,589)
Class C			(22,264)			(24,991)
Class R			(145)[1]			N/A
Class R4			(8,687,334)			(219)[2]
Class R6[3]			(10,187,015)			(16,032,793)
Administrator Class			(5,232,524)			(4,105,996)
Investor Class			(1,165,069)			(1,014,788)
Net realized gains
Class A			(4,314,692)			(2,102,406)
Class B			(17,629)			(16,813)
Class C			(182,291)			(81,315)
Class R			(1,058)[1]			N/A
Class R4			(23,015,224)			(208)[2]
Class R6[3]			(25,143,406)			(19,867,672)
Administrator Class			(16,072,193)			(6,677,051)
Investor Class			(4,180,142)			(1,625,735)

Total distributions to shareholders			(99,471,496)			(52,847,315)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	314,725		5,707,950	253,575		4,079,217
Class B	4,478		77,549	2,372		36,754
Class C	73,135		1,251,963	67,473		1,030,184
Class R	1,454	[1]	25,000 [1]	N/A		N/A
Class R4	37,995,130		694,786,592	791,914	[2]	13,657,635 [2]
Class R6[3]	17,335,713		317,174,208	25,292,999		412,799,287
Administrator Class	6,918,087		126,930,235	10,013,966		163,429,523
Investor Class	2,255,008		41,425,696	1,859,878		30,105,810

			1,187,379,193			625,138,410

Reinvestment of distributions
Class A	303,660		5,465,678	211,285		3,343,658
Class B	1,068		18,474	1,319		20,090
Class C	11,548		196,937	6,676		100,526
Class R	66	[1]	1,203 [1]	N/A		N/A
Class R4	1,669,778		30,608,589	26	[2]	427 [2]
Class R6[3]	1,919,410		35,170,537	2,189,946		35,252,143
Administrator Class	1,162,659		21,303,576	669,574		10,782,361
Investor Class	292,062		5,342,839	164,040		2,638,230

			98,107,833			52,137,435

Please see footnotes on page 50.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2040 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(771,510)	$(13,994,022)	(730,016)	$(11,663,123)
Class B	(32,641)	(554,904)	(59,374)	(908,326)
Class C	(67,116)	(1,130,102)	(59,504)	(899,762)
Class R4	(7,505,844)	(139,005,076)	(136)[2]	(2,311)[2]
Class R6[3]	(39,273,128)	(717,215,596)	(21,580,034)	(353,638,635)
Administrator Class	(5,520,196)	(101,231,819)	(5,424,860)	(87,493,205)
Investor Class	(1,359,490)	(24,914,511)	(926,182)	(15,050,610)

		(998,046,030)		(469,655,972)

Net increase in net assets resulting from capital share transactions		287,440,996		207,619,873

Total increase in net assets		487,662,884		287,756,790

Net assets
Beginning of period		1,564,113,905		1,276,357,115

End of period		$2,051,776,789		$1,564,113,905

Undistributed (overdistributed) net investment income		$(257,595)		$295,314

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	51

	Target 2045 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Operations
Net investment income		$9,335,908			$7,096,558
Net realized gains on investments		24,679,343			11,755,969
Net change in unrealized gains (losses) on investments		77,537,929			31,365,707

Net increase in net assets resulting from operations		111,553,180			50,218,234

Distributions to shareholders from
Net investment income
Class A		(610)			(50)[1]
Class R		(145)[2]			N/A
Class R4		(1,885,715)			(53)[1]
Class R6[3]		(4,464,186)			(4,502,927)
Administrator Class		(1,344,736)			(715,251)
Investor Class		(1,619,215)			(1,818,785)
Net realized gains
Class A		(3,345)			(131)[1]
Class R		(1,074)[2]			N/A
Class R4		(6,285,965)			(131)[1]
Class R6[3]		(10,492,142)			(3,554,148)
Administrator Class		(4,267,535)			(967,031)
Investor Class		(4,047,659)			(2,107,202)

Total distributions to shareholders		(34,412,327)			(13,665,709)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	13,113	146,324	1,254	[1]	12,184 [1]
Class R	2,392 [2]	25,000 [2]	N/A		N/A
Class R4	17,678,020	191,966,356	122,408	[1]	1,249,149 [1]
Class R6[3]	12,559,086	136,282,053	14,952,130		143,325,379
Administrator Class	3,813,799	41,792,561	5,563,085		53,625,273
Investor Class	5,025,015	54,655,093	8,018,716		76,275,977

		424,867,387			274,487,962

Reinvestment of distributions
Class A	361	3,955	19	[1]	181 [1]
Class R	110 [2]	1,219 [2]	N/A		N/A
Class R4	716,178	7,822,173	19	[1]	184 [1]
Class R6[3]	1,375,388	14,935,305	838,463		7,938,593
Administrator Class	512,517	5,612,271	175,554		1,682,282
Investor Class	519,969	5,665,832	409,148		3,927,887

		34,040,755			13,549,127

Payment for shares redeemed
Class A	(139)	(1,526)	0	[1]	0 [1]
Class R4	(3,285,143)	(35,801,148)	0	[1]	0 [1]
Class R6[3]	(20,376,807)	(220,646,049)	(6,415,685)		(60,996,739)
Administrator Class	(1,699,798)	(18,525,010)	(1,540,011)		(14,868,581)
Investor Class	(13,323,334)	(147,299,430)	(3,083,641)		(29,838,881)

		(422,273,163)			(105,704,201)

Net increase in net assets resulting from capital share transactions		36,634,979			182,332,888

Total increase in net assets		113,775,832			218,885,413

Net assets
Beginning of period		589,462,119			370,576,706

End of period		$703,237,951			$589,462,119

Undistributed net investment income		$104,817			$342,407

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2050 Fund
	Year ended February 28, 2014			Year ended February 28, 2013

Operations
Net investment income			$16,884,882			$14,027,188
Net realized gains on investments			45,429,823			25,488,439
Net change in unrealized gains (losses) on investments			130,295,644			46,190,819

Net increase in net assets resulting from operations			192,610,349			85,706,446

Distributions to shareholders from
Net investment income
Class A			(645)			(51)[1]
Class C			(182)			(44)[1]
Class R			(145)[2]			N/A
Class R4			(3,438,176)			(196)[1]
Class R6[3]			(10,603,275)			(12,251,668)
Administrator Class			(2,195,687)			(1,533,534)
Investor Class			(552,152)			(448,865)
Net realized gains
Class A			(3,757)			(219)[1]
Class C			(1,770)			(219)[1]
Class R			(1,096)[2]			N/A
Class R4			(11,544,946)			(219)[1]
Class R6[3]			(25,762,292)			(15,938,589)
Administrator Class			(7,268,750)			(2,685,304)
Investor Class			(2,117,703)			(770,780)

Total distributions to shareholders			(63,490,576)			(33,629,688)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	17,874		191,063	1,117	[1]	10,400 [1]
Class C	13,605		144,627	1,761	[1]	16,484 [1]
Class R	2,523	[2]	25,000 [2]	N/A		N/A
Class R4	32,693,178		338,904,173	672,052	[1]	6,542,199 [1]
Class R6[3]	21,384,126		221,409,343	30,336,003		278,388,970
Administrator Class	7,841,666		81,546,121	8,006,587		73,473,819
Investor Class	2,115,731		22,005,330	1,471,478		13,332,753

			664,225,657			371,764,625

Reinvestment of distributions
Class A	421		4,402	29	[1]	270 [1]
Class C	187		1,952	29	[1]	263 [1]
Class R	118	[2]	1,241 [2]	N/A		N/A
Class R4	1,378,903		14,387,975	45	[1]	415 [1]
Class R6[3]	3,497,414		36,326,764	3,069,740		27,932,460
Administrator Class	910,558		9,463,169	464,152		4,218,754
Investor Class	255,875		2,667,544	133,355		1,215,453

			62,853,047			33,367,615

Please see footnotes on page 53.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	53

	Target 2050 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(233)	$(2,450)	0 [1]	$0 [1]
Class C	(637)	(6,913)	0 [1]	0 [1]
Class R4	(6,691,551)	(70,531,191)	(186)[1]	(1,812)[1]
Class R6[3]	(39,102,784)	(403,743,930)	(26,622,210)	(245,706,150)
Administrator Class	(4,791,764)	(49,741,513)	(3,712,040)	(34,038,494)
Investor Class	(1,052,072)	(10,997,257)	(684,205)	(6,315,223)

		(535,023,254)		(286,061,679)

Net increase in net assets resulting from capital share transactions		192,055,450		119,070,561

Total increase in net assets		321,175,223		171,147,319

Net assets
Beginning of period		941,054,644		769,907,325

End of period		$1,262,229,867		$941,054,644

Undistributed (overdistributed) net investment income		$(105,005)		$232,622

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Year ended February 28, 2014		Year ended February 28, 2013

Operations
Net investment income		$1,176,544			$362,433
Net realized gains on investments		1,588,573			188,303
Net change in unrealized gains (losses) on investments		10,516,963			2,488,135

Net increase in net assets resulting from operations		13,282,080			3,038,871

Distributions to shareholders from
Net investment income
Class A		(286)			(40)[1]
Class R		(138)[2]			N/A
Class R4		(186,529)			(42)[1]
Class R6[3]		(811,744)			(296,520)
Administrator Class		(77,457)			(31,579)
Investor Class		(26,900)			(9,991)
Net realized gains
Class A		(480)			0 [1]
Class R		(349)[2]			N/A
Class R4		(235,580)			0 [1]
Class R6[3]		(766,930)			0
Administrator Class		(90,033)			0
Investor Class		(42,050)			0

Total distributions to shareholders		(2,238,476)			(338,172)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,048	49,156	1,237	[1]	12,709 [1]
Class R	2,270 [2]	25,000 [2]	N/A		N/A
Class R4	2,171,972	25,571,996	3,040	[1]	32,517 [1]
Class R6[3]	6,059,606	70,856,116	4,176,528		42,583,989
Administrator Class	487,291	5,753,225	401,534		4,105,795
Investor Class	297,719	3,493,119	145,817		1,485,321

		105,748,612			48,220,331

Reinvestment of distributions
Class A	64	766	4	[1]	40 [1]
Class R	41 [2]	487 [2]	N/A		N/A
Class R4	33,678	401,965	4	[1]	42 [1]
Class R6[3]	133,432	1,578,247	29,858		296,174
Administrator Class	14,139	167,490	3,158		31,579
Investor Class	5,830	68,854	1,020		9,939

		2,217,809			337,774

Payment for shares redeemed
Class A	(146)	(1,765)	0	[1]	0 [1]
Class R4	(581,266)	(7,002,425)	0	[1]	0 [1]
Class R6[3]	(3,635,426)	(42,481,310)	(1,761,054)		(17,810,369)
Administrator Class	(266,045)	(3,151,208)	(148,125)		(1,495,508)
Investor Class	(89,744)	(1,053,130)	(56,303)		(581,384)

		(53,689,838)			(19,887,261)

Net increase in net assets resulting from capital share transactions		54,276,583			28,670,844

Total increase in net assets		65,320,187			31,371,543

Net assets
Beginning of period		42,385,260			11,013,717

End of period		$107,705,447			$42,385,260

Undistributed net investment income		$93,126			$50,530

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

3.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

56	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target Today Fund
Class A
Year ended February 28, 2014	$10.84	0.15		0.13	(0.13)	(0.14)
Year ended February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)
Year ended February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)
Year ended February 28, 2011	$10.04	0.18	[4]	0.57	(0.23)	0.00
Year ended February 28, 2010	$8.86	0.22	[4]	1.20	(0.24)	0.00
Class B
Year ended February 28, 2014	$11.26	0.07	[4]	0.14	(0.03)	(0.14)
Year ended February 28, 2013	$11.22	0.07	[4]	0.08	(0.03)	(0.08)
Year ended February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)
Year ended February 28, 2011	$10.31	0.11	[4]	0.58	(0.13)	0.00
Year ended February 28, 2010	$9.08	0.16	[4]	1.22	(0.15)	0.00
Class C
Year ended February 28, 2014	$11.09	0.06	[4]	0.14	(0.04)	(0.14)
Year ended February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)
Year ended February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)
Year ended February 28, 2011	$10.25	0.11	[4]	0.57	(0.15)	0.00
Year ended February 28, 2010	$9.04	0.15	[4]	1.23	(0.17)	0.00
Class R
Year ended February 28, 2014[5]	$10.57	0.07		0.41	(0.06)	(0.14)
Class R4
Year ended February 28, 2014	$11.08	0.18	[4]	0.15	(0.17)	(0.14)
Year ended February 28, 2013[6]	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)
Class R6[7]
Year ended February 28, 2014	$11.07	0.20	[4]	0.14	(0.19)	(0.14)
Year ended February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)
Year ended February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)
Year ended February 28, 2011	$10.24	0.24	[4]	0.58	(0.29)	0.00
Year ended February 28, 2010	$9.03	0.27	[4]	1.22	(0.28)	0.00
Administrator Class
Year ended February 28, 2014	$11.05	0.16		0.14	(0.14)	(0.14)
Year ended February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)
Year ended February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)
Year ended February 28, 2011	$10.19	0.20	[4]	0.58	(0.22)	0.00
Year ended February 28, 2010	$9.03	0.25	[4]	1.21	(0.30)	0.00
Investor Class
Year ended February 28, 2014	$11.04	0.14		0.14	(0.13)	(0.14)
Year ended February 28, 2013	$11.05	0.16		0.09	(0.18)	(0.08)
Year ended February 29, 2012	$10.74	0.19		0.40	(0.23)	(0.05)
Year ended February 28, 2011	$10.21	0.20	[4]	0.58	(0.25)	0.00
Year ended February 28, 2010	$9.01	0.24	[4]	1.22	(0.26)	0.00

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	57

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$10.85	1.29%	1.01%	0.85%	2.67%	40%	$17,467
$10.84	1.39%	1.08%	0.96%	2.15%	39%	$19,815
$10.86	1.69%	1.08%	0.96%	5.47%	46%	$21,822
$10.56	1.82%	1.10%	0.97%	7.56%	51%	$22,862
$10.04	2.29%	1.24%	1.13%	16.13%	91%	$22,145

$11.30	0.62%	1.76%	1.61%	1.90%	40%	$51
$11.26	0.66%	1.82%	1.71%	1.39%	39%	$108
$11.22	0.97%	1.82%	1.70%	4.73%	46%	$242
$10.87	1.08%	1.85%	1.72%	6.78%	51%	$865
$10.31	1.58%	2.00%	1.89%	15.23%	91%	$2,155

$11.11	0.54%	1.76%	1.60%	1.89%	40%	$4,287
$11.09	0.64%	1.83%	1.71%	1.36%	39%	$4,945
$11.11	0.94%	1.83%	1.71%	4.81%	46%	$5,100
$10.78	1.07%	1.85%	1.72%	6.69%	51%	$5,605
$10.25	1.56%	1.93%	1.82%	15.30%	91%	$5,498

$10.85	1.02%	1.27%	1.06%	4.61%	40%	$26

$11.10	1.66%	0.66%	0.45%	3.09%	40%	$367,184
$11.08	2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

$11.08	1.79%	0.57%	0.37%	3.23%	40%	$233,894
$11.07	1.90%	0.65%	0.45%	2.63%	39%	$671,576
$11.09	2.20%	0.65%	0.45%	6.09%	46%	$700,645
$10.77	2.31%	0.66%	0.45%	8.14%	51%	$580,536
$10.24	2.73%	0.72%	0.53%	16.67%	91%	$254,513

$11.07	1.45%	0.85%	0.69%	2.87%	40%	$116,854
$11.05	1.54%	0.92%	0.80%	2.29%	39%	$139,771
$11.07	1.84%	0.92%	0.80%	5.74%	46%	$121,886
$10.75	1.99%	0.93%	0.80%	7.70%	51%	$77,216
$10.19	2.53%	1.00%	0.82%	16.30%	91%	$63,796

$11.05	1.28%	1.08%	0.86%	2.61%	40%	$72,839
$11.04	1.48%	1.14%	0.86%	2.32%	39%	$107,673
$11.05	1.79%	1.15%	0.86%	5.59%	46%	$107,779
$10.74	1.91%	1.18%	0.86%	7.72%	51%	$86,784
$10.21	2.41%	1.28%	0.89%	16.33%	91%	$39,395

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments		Distributions from net investment income	Distributions from net realized gains

Target 2010 Fund
Class A
Year ended February 28, 2014	$13.30	0.19	[4]	0.31		(0.17)	(0.30)
Year ended February 28, 2013	$13.26	0.19	[4]	0.19		(0.21)	(0.13)
Year ended February 29, 2012	$12.86	0.21	[4]	0.43		(0.24)	0.00
Year ended February 28, 2011	$12.04	0.22	[4]	0.88		(0.28)	0.00
Year ended February 28, 2010	$10.15	0.25	[4]	1.93		(0.29)	(0.00)[8]
Class B
Year ended February 28, 2014	$13.43	0.08	[4]	0.32		(0.04)	(0.30)
Year ended February 28, 2013	$13.37	0.09	[4]	0.19		(0.09)	(0.13)
Year ended February 29, 2012	$12.93	0.12	[4]	0.44		(0.12)	0.00
Year ended February 28, 2011	$12.10	0.12	[4]	0.88		(0.17)	0.00
Year ended February 28, 2010	$10.18	0.17	[4]	1.93		(0.18)	(0.00)[8]
Class C
Year ended February 28, 2014	$13.48	0.09	[4]	0.31		(0.06)	(0.30)
Year ended February 28, 2013	$13.44	0.09		0.19		(0.11)	(0.13)
Year ended February 29, 2012	$13.03	0.12	[4]	0.43		(0.14)	0.00
Year ended February 28, 2011	$12.19	0.12	[4]	0.91		(0.19)	0.00
Year ended February 28, 2010	$10.27	0.16	[4]	1.96		(0.20)	(0.00)[8]
Class R
Year ended February 28, 2014[5]	$13.08	0.10	[4]	0.58		(0.18)	(0.30)
Class R4
Year ended February 28, 2014	$13.43	0.24	[4]	0.31		(0.22)	(0.30)
Year ended February 28, 2013[6]	$13.56	0.08		0.00	[8]	(0.08)	(0.13)
Class R6[7]
Year ended February 28, 2014	$13.43	0.25	[4]	0.32		(0.25)	(0.30)
Year ended February 28, 2013	$13.39	0.26		0.19		(0.28)	(0.13)
Year ended February 29, 2012	$12.97	0.28		0.45		(0.31)	0.00
Year ended February 28, 2011	$12.15	0.28		0.88		(0.34)	0.00
Year ended February 28, 2010	$10.24	0.31	[4]	1.95		(0.35)	(0.00)[8]
Administrator Class
Year ended February 28, 2014	$13.42	0.21	[4]	0.32		(0.19)	(0.30)
Year ended February 28, 2013	$13.38	0.21	[4]	0.19		(0.23)	(0.13)
Year ended February 29, 2012	$12.97	0.24		0.43		(0.26)	0.00
Year ended February 28, 2011	$12.14	0.24		0.89		(0.30)	0.00
Year ended February 28, 2010	$10.24	0.27	[4]	1.95		(0.32)	(0.00)[8]
Investor Class
Year ended February 28, 2014	$13.40	0.19	[4]	0.30		(0.17)	(0.30)
Year ended February 28, 2013	$13.36	0.20		0.19		(0.22)	(0.13)
Year ended February 29, 2012	$12.95	0.23		0.43		(0.25)	0.00
Year ended February 28, 2011	$12.12	0.22	[4]	0.90		(0.29)	0.00
Year ended February 28, 2010	$10.22	0.27	[4]	1.94		(0.31)	(0.00)[8]

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	59

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$13.33	1.39%	1.02%	0.87%	3.87%	40%	$32,012
$13.30	1.39%	1.08%	0.99%	2.92%	37%	$36,462
$13.26	1.63%	1.08%	0.99%	5.05%	43%	$39,691
$12.86	1.72%	1.10%	1.00%	9.24%	47%	$42,615
$12.04	2.16%	1.16%	1.10%	21.64%	86%	$42,316

$13.49	0.62%	1.77%	1.63%	3.05%	40%	$118
$13.43	0.67%	1.83%	1.74%	2.12%	37%	$341
$13.37	0.90%	1.83%	1.74%	4.35%	43%	$748
$12.93	0.98%	1.85%	1.75%	8.45%	47%	$1,542
$12.10	1.45%	1.92%	1.86%	20.69%	86%	$2,716

$13.52	0.64%	1.77%	1.62%	3.07%	40%	$2,952
$13.48	0.64%	1.83%	1.74%	2.10%	37%	$3,269
$13.44	0.88%	1.83%	1.74%	4.28%	43%	$3,323
$13.03	0.96%	1.85%	1.75%	8.48%	47%	$3,114
$12.19	1.42%	1.91%	1.85%	20.76%	86%	$2,580

$13.28	1.18%	1.29%	1.08%	5.36%	40%	$26

$13.46	1.79%	0.67%	0.47%	4.24%	40%	$199,432
$13.43	2.03%	0.75%	0.47%	0.63%	37%	$5,555

$13.45	1.89%	0.57%	0.38%	4.35%	40%	$242,218
$13.43	1.91%	0.65%	0.48%	3.43%	37%	$486,113
$13.39	2.14%	0.65%	0.48%	5.61%	43%	$563,343
$12.97	2.23%	0.66%	0.48%	9.90%	47%	$455,447
$12.15	2.63%	0.71%	0.59%	22.15%	86%	$359,320

$13.46	1.55%	0.86%	0.71%	4.08%	40%	$201,159
$13.42	1.54%	0.92%	0.83%	3.08%	37%	$241,045
$13.38	1.79%	0.92%	0.83%	5.25%	43%	$190,863
$12.97	1.88%	0.93%	0.83%	9.44%	47%	$191,943
$12.14	2.36%	0.98%	0.86%	21.86%	86%	$172,322

$13.42	1.39%	1.08%	0.88%	3.78%	40%	$60,396
$13.40	1.49%	1.14%	0.89%	3.01%	37%	$64,161
$13.36	1.73%	1.15%	0.89%	5.21%	43%	$61,766
$12.95	1.79%	1.18%	0.89%	9.40%	47%	$53,646
$12.12	2.27%	1.26%	0.92%	21.86%	86%	$25,103

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2015 Fund
Class A
Year ended February 28, 2014	$10.13	0.15	[4]	0.40	(0.14)	(0.16)
Year ended February 28, 2013[6]	$10.11	0.03	[4]	0.13	(0.04)	(0.10)
Class R
Year ended February 28, 2014[5]	$10.08	0.08	[4]	0.57	(0.05)	(0.16)
Class R4
Year ended February 28, 2014	$10.14	0.20		0.38	(0.16)	(0.16)
Year ended February 28, 2013[6]	$10.11	0.05	[4]	0.13	(0.05)	(0.10)
Class R6[7]
Year ended February 28, 2014	$10.13	0.21		0.39	(0.18)	(0.16)
Year ended February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)
Year ended February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)
Year ended February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)
Year ended February 28, 2010	$7.23	0.21	[4]	1.77	(0.16)	0.00
Administrator Class
Year ended February 28, 2014	$10.24	0.16		0.42	(0.14)	(0.16)
Year ended February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)
Year ended February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)
Year ended February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)
Year ended February 28, 2010	$7.31	0.17	[4]	1.82	(0.15)	0.00
Investor Class
Year ended February 28, 2014	$10.26	0.14	[4]	0.41	(0.12)	(0.16)
Year ended February 28, 2013	$10.11	0.14		0.27	(0.16)	(0.10)
Year ended February 29, 2012	$9.93	0.16		0.29	(0.16)	(0.11)
Year ended February 28, 2011	$9.16	0.16	[4]	0.85	(0.19)	(0.05)
Year ended February 28, 2010	$7.32	0.15	[4]	1.83	(0.14)	0.00

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	61

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$10.38	1.45%	0.99%	0.84%	5.56%	38%	$332
$10.13	1.28%	1.05%	0.84%	1.60%	35%	$10

$10.52	1.14%	1.26%	1.09%	6.51%	38%	$27

$10.40	1.76%	0.66%	0.48%	5.90%	38%	$189,078
$10.14	1.90%	0.75%	0.48%	1.72%	35%	$2,614

$10.39	1.88%	0.55%	0.38%	6.04%	38%	$437,620
$10.13	1.87%	0.65%	0.49%	4.56%	35%	$613,945
$9.98	2.05%	0.65%	0.49%	5.06%	40%	$536,453
$9.81	2.11%	0.66%	0.49%	11.68%	44%	$387,146
$9.05	2.43%	0.72%	0.54%	27.56%	77%	$235,807

$10.52	1.54%	0.85%	0.72%	5.79%	38%	$211,930
$10.24	1.47%	0.92%	0.84%	4.06%	35%	$194,125
$10.10	1.70%	0.92%	0.84%	4.74%	40%	$84,759
$9.92	1.76%	0.93%	0.84%	11.28%	44%	$61,227
$9.15	1.89%	1.03%	0.86%	27.28%	77%	$42,190

$10.53	1.36%	1.08%	0.89%	5.49%	38%	$122,400
$10.26	1.46%	1.14%	0.90%	4.08%	35%	$200,596
$10.11	1.65%	1.15%	0.90%	4.67%	40%	$165,774
$9.93	1.69%	1.18%	0.90%	11.22%	44%	$142,622
$9.16	1.75%	1.31%	0.93%	27.19%	77%	$43,004

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2020 Fund
Class A
Year ended February 28, 2014	$14.53	0.20		0.97	(0.17)	(0.39)
Year ended February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)
Year ended February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)
Year ended February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00
Year ended February 28, 2010	$9.58	0.21	[4]	2.97	(0.22)	(0.00)[8]
Class B
Year ended February 28, 2014	$14.47	0.08	[4]	0.97	0.00	(0.39)
Year ended February 28, 2013	$14.16	0.09	[4]	0.51	(0.08)	(0.21)
Year ended February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)
Year ended February 28, 2011	$12.41	0.09	[4]	1.46	(0.11)	0.00
Year ended February 28, 2010	$9.50	0.12	[4]	2.95	(0.16)	(0.00)[8]
Class C
Year ended February 28, 2014	$14.49	0.08		0.97	(0.07)	(0.39)
Year ended February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)
Year ended February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)
Year ended February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00
Year ended February 28, 2010	$9.58	0.12	[4]	2.98	(0.17)	(0.00)[8]
Class R
Year ended February 28, 2014[5]	$14.48	0.10	[4]	1.10	(0.19)	(0.39)
Class R4
Year ended February 28, 2014	$14.77	0.19		1.06	(0.23)	(0.39)
Year ended February 28, 2013[6]	$14.66	0.09		0.31	(0.08)	(0.21)
Class R6[7]
Year ended February 28, 2014	$14.77	0.27	[4]	1.00	(0.25)	(0.39)
Year ended February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)
Year ended February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)
Year ended February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00
Year ended February 28, 2010	$9.73	0.27	[4]	3.01	(0.28)	(0.00)[8]
Administrator Class
Year ended February 28, 2014	$14.73	0.22		0.99	(0.19)	(0.39)
Year ended February 28, 2013	$14.44	0.21		0.52	(0.23)	(0.21)
Year ended February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)
Year ended February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00
Year ended February 28, 2010	$9.71	0.23	[4]	3.01	(0.25)	(0.00)[8]
Investor Class
Year ended February 28, 2014	$14.72	0.20		0.98	(0.17)	(0.39)
Year ended February 28, 2013	$14.43	0.21		0.51	(0.22)	(0.21)
Year ended February 29, 2012	$14.14	0.22		0.35	(0.24)	(0.04)
Year ended February 28, 2011	$12.70	0.20	[4]	1.49	(0.25)	0.00
Year ended February 28, 2010	$9.71	0.22	[4]	3.02	(0.25)	(0.00)[8]

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	63

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$15.14	1.32%	0.98%	0.90%	8.16%	35%	$75,871
$14.53	1.36%	1.06%	1.01%	5.00%	32%	$74,720
$14.25	1.45%	1.05%	1.01%	3.97%	35%	$74,955
$13.97	1.46%	1.08%	1.02%	13.41%	39%	$77,784
$12.54	1.77%	1.15%	1.11%	33.45%	66%	$72,653

$15.13	0.58%	1.74%	1.66%	7.34%	35%	$238
$14.47	0.63%	1.81%	1.76%	4.27%	32%	$599
$14.16	0.78%	1.80%	1.76%	3.11%	35%	$1,048
$13.85	0.73%	1.83%	1.77%	12.57%	39%	$2,428
$12.41	1.04%	1.90%	1.86%	32.44%	66%	$5,030

$15.08	0.57%	1.73%	1.65%	7.36%	35%	$5,208
$14.49	0.61%	1.81%	1.76%	4.28%	32%	$4,514
$14.20	0.68%	1.81%	1.76%	3.14%	35%	$4,600
$13.93	0.70%	1.83%	1.77%	12.65%	39%	$3,922
$12.51	1.00%	1.90%	1.86%	32.35%	66%	$2,752

$15.10	1.07%	1.24%	1.11%	8.37%	35%	$27

$15.40	1.70%	0.63%	0.50%	8.58%	35%	$803,141
$14.77	1.72%	0.73%	0.50%	2.79%	32%	$23,050

$15.40	1.88%	0.53%	0.40%	8.72%	35%	$1,065,417
$14.77	1.85%	0.63%	0.50%	5.60%	32%	$1,605,032
$14.47	1.95%	0.63%	0.50%	4.47%	35%	$1,540,045
$14.19	1.96%	0.64%	0.50%	14.03%	39%	$1,250,249
$12.73	2.22%	0.69%	0.60%	33.98%	66%	$822,479

$15.36	1.52%	0.82%	0.74%	8.35%	35%	$746,910
$14.73	1.47%	0.90%	0.85%	5.19%	32%	$688,261
$14.44	1.63%	0.90%	0.85%	4.17%	35%	$468,494
$14.15	1.62%	0.91%	0.85%	13.60%	39%	$439,314
$12.70	1.96%	0.97%	0.88%	33.64%	66%	$342,078

$15.34	1.35%	1.04%	0.91%	8.14%	35%	$193,249
$14.72	1.43%	1.12%	0.91%	5.12%	32%	$173,813
$14.43	1.54%	1.13%	0.91%	4.12%	35%	$144,478
$14.14	1.53%	1.15%	0.91%	13.56%	39%	$119,297
$12.70	1.84%	1.24%	0.94%	33.51%	66%	$53,535

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income (loss)[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2025 Fund
Class A
Year ended February 28, 2014	$9.95	0.15		0.92	(0.13)	(0.33)
Year ended February 28, 2013[6]	$9.83	0.04		0.33	(0.05)	(0.20)
Class R
Year ended February 28, 2014[5]	$9.95	0.07		0.94	(0.06)	(0.33)
Class R4
Year ended February 28, 2014	$9.97	0.15		0.95	(0.16)	(0.33)
Year ended February 28, 2013[6]	$9.83	0.06		0.33	(0.05)	(0.20)
Class R6[7]
Year ended February 28, 2014	$9.96	0.19		0.92	(0.17)	(0.33)
Year ended February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)
Year ended February 29, 2012	$9.79	0.17	[4]	0.16	(0.18)	(0.23)
Year ended February 28, 2011	$8.68	0.16		1.26	(0.19)	(0.12)
Year ended February 28, 2010	$6.24	0.18	[4]	2.39	(0.13)	0.00
Administrator Class
Year ended February 28, 2014	$9.98	0.15		0.94	(0.14)	(0.33)
Year ended February 28, 2013	$9.74	0.14	[4]	0.45	(0.15)	(0.20)
Year ended February 29, 2012	$9.81	0.14	[4]	0.17	(0.15)	(0.23)
Year ended February 28, 2011	$8.69	0.13	[4]	1.26	(0.15)	(0.12)
Year ended February 28, 2010	$6.25	(0.04)[4]		2.61	(0.13)	0.00
Investor Class
Year ended February 28, 2014	$9.97	0.11		0.96	(0.12)	(0.33)
Year ended February 28, 2013	$9.72	0.14		0.46	(0.15)	(0.20)
Year ended February 29, 2012	$9.80	0.14	[4]	0.15	(0.14)	(0.23)
Year ended February 28, 2011	$8.68	0.13	[4]	1.25	(0.14)	(0.12)
Year ended February 28, 2010	$6.25	(0.08)[4]		2.64	(0.13)	0.00

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	65

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

$10.56	1.28%	0.97%	0.86%	10.99%	32%	$1,379
$9.95	1.01%	1.06%	0.86%	3.92%	28%	$159

$10.57	0.96%	1.22%	1.11%	10.27%	32%	$28

$10.58	1.60%	0.63%	0.50%	11.29%	32%	$354,137
$9.97	1.51%	0.73%	0.50%	4.13%	28%	$4,210

$10.57	1.78%	0.52%	0.39%	11.42%	32%	$1,409,281
$9.96	1.83%	0.63%	0.50%	6.74%	28%	$1,577,058
$9.71	1.83%	0.64%	0.50%	3.77%	31%	$1,431,120
$9.79	1.83%	0.64%	0.50%	16.75%	33%	$1,290,513
$8.68	2.07%	0.66%	0.53%	41.46%	54%	$1,057,514

$10.60	1.43%	0.82%	0.74%	11.11%	32%	$354,050
$9.98	1.42%	0.90%	0.85%	6.27%	28%	$271,593
$9.74	1.47%	0.91%	0.85%	3.49%	31%	$111,673
$9.81	1.46%	0.91%	0.85%	16.32%	33%	$69,590
$8.69	(0.51)%	1.01%	0.89%	41.33%	54%	$39,111

$10.59	1.28%	1.05%	0.91%	10.91%	32%	$236,714
$9.97	1.41%	1.12%	0.91%	6.31%	28%	$377,357
$9.72	1.42%	1.14%	0.91%	3.32%	31%	$300,434
$9.80	1.39%	1.15%	0.91%	16.22%	33%	$256,544
$8.68	(0.93)%	1.29%	0.95%	41.19%	54%	$70,228

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2030 Fund
Class A
Year ended February 28, 2014	$15.31	0.20		1.83	(0.19)	(0.54)
Year ended February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)
Year ended February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)
Year ended February 28, 2011	$12.65	0.15	[4]	2.19	(0.18)	0.00
Year ended February 28, 2010	$8.65	0.15	[4]	4.00	(0.15)	(0.00)[8]
Class B
Year ended February 28, 2014	$15.08	0.08	[4]	1.80	(0.06)	(0.54)
Year ended February 28, 2013	$14.49	0.08	[4]	0.86	(0.07)	(0.28)
Year ended February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)
Year ended February 28, 2011	$12.41	0.06	[4]	2.14	(0.08)	0.00
Year ended February 28, 2010	$8.49	0.07	[4]	3.91	(0.06)	(0.00)[8]
Class C
Year ended February 28, 2014	$15.00	0.08		1.79	(0.08)	(0.54)
Year ended February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)
Year ended February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)
Year ended February 28, 2011	$12.43	0.05	[4]	2.14	(0.09)	0.00
Year ended February 28, 2010	$8.50	0.06	[4]	3.93	(0.06)	(0.00)[8]
Class R
Year ended February 28, 2014[5]	$15.39	0.10		1.75	(0.09)	(0.54)
Class R4
Year ended February 28, 2014	$15.50	0.23		1.89	(0.25)	(0.54)
Year ended February 28, 2013[6]	$15.07	0.08		0.71	(0.08)	(0.28)
Class R6[7]
Year ended February 28, 2014	$15.49	0.29	[4]	1.84	(0.27)	(0.54)
Year ended February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)
Year ended February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)
Year ended February 28, 2011	$12.79	0.23	[4]	2.21	(0.25)	0.00
Year ended February 28, 2010	$8.75	0.21	[4]	4.03	(0.20)	(0.00)[8]
Administrator Class
Year ended February 28, 2014	$15.49	0.23		1.86	(0.22)	(0.54)
Year ended February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)
Year ended February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)
Year ended February 28, 2011	$12.79	0.18	[4]	2.21	(0.20)	0.00
Year ended February 28, 2010	$8.74	0.17	[4]	4.06	(0.18)	(0.00)[8]
Investor Class
Year ended February 28, 2014	$15.46	0.20		1.84	(0.19)	(0.54)
Year ended February 28, 2013	$14.88	0.21		0.87	(0.22)	(0.28)
Year ended February 29, 2012	$14.95	0.19	[4]	0.13	(0.20)	(0.19)
Year ended February 28, 2011	$12.77	0.17	[4]	2.21	(0.20)	0.00
Year ended February 28, 2010	$8.74	0.16	[4]	4.04	(0.17)	(0.00)[8]

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	67

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$16.61	1.22%	0.98%	0.91%	13.52%	29%	$65,634
$15.31	1.29%	1.06%	1.02%	7.28%	25%	$60,857
$14.74	1.21%	1.06%	1.02%	2.27%	26%	$60,087
$14.81	1.15%	1.09%	1.03%	18.71%	28%	$62,209
$12.65	1.32%	1.16%	1.12%	48.17%	43%	$55,735

$16.36	0.50%	1.74%	1.67%	12.65%	29%	$290
$15.08	0.57%	1.81%	1.77%	6.54%	25%	$463
$14.49	0.50%	1.81%	1.77%	1.43%	26%	$872
$14.53	0.42%	1.84%	1.78%	17.88%	28%	$1,962
$12.41	0.60%	1.92%	1.88%	46.98%	43%	$3,173

$16.25	0.47%	1.73%	1.66%	12.64%	29%	$4,097
$15.00	0.53%	1.82%	1.77%	6.52%	25%	$3,465
$14.45	0.45%	1.82%	1.77%	1.47%	26%	$3,120
$14.53	0.38%	1.84%	1.78%	17.80%	28%	$2,456
$12.43	0.58%	1.91%	1.87%	47.11%	43%	$1,671

$16.61	0.87%	1.22%	1.12%	12.19%	29%	$28

$16.83	1.53%	0.63%	0.51%	13.99%	29%	$850,913
$15.50	1.35%	0.73%	0.51%	5.34%	25%	$19,568

$16.81	1.76%	0.53%	0.41%	14.08%	29%	$1,049,122
$15.49	1.80%	0.64%	0.51%	7.82%	25%	$1,478,163
$14.91	1.71%	0.64%	0.51%	2.78%	26%	$1,335,729
$14.98	1.65%	0.65%	0.51%	19.35%	28%	$1,048,222
$12.79	1.74%	0.71%	0.61%	48.76%	43%	$639,598

$16.82	1.38%	0.82%	0.75%	13.74%	29%	$685,421
$15.49	1.43%	0.91%	0.86%	7.46%	25%	$572,735
$14.91	1.37%	0.91%	0.86%	2.41%	26%	$395,067
$14.98	1.30%	0.92%	0.86%	18.85%	28%	$373,853
$12.79	1.49%	0.98%	0.89%	48.60%	43%	$254,340

$16.77	1.21%	1.04%	0.92%	13.47%	29%	$201,506
$15.46	1.38%	1.13%	0.92%	7.41%	25%	$158,551
$14.88	1.30%	1.14%	0.92%	2.36%	26%	$124,145
$14.95	1.21%	1.17%	0.92%	18.84%	28%	$99,234
$12.77	1.36%	1.25%	0.94%	48.33%	43%	$46,963

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2035 Fund
Class A
Year ended February 28, 2014	$9.99	0.14		1.41	(0.13)	(0.39)
Year ended February 28, 2013[6]	$9.60	0.02	[4]	0.58	(0.05)	(0.16)
Class R
Year ended February 28, 2014[5]	$10.16	0.06	[4]	1.32	(0.06)	(0.39)
Class R4
Year ended February 28, 2014	$9.99	0.15		1.44	(0.16)	(0.39)
Year ended February 28, 2013[6]	$9.60	0.03	[4]	0.57	(0.05)	(0.16)
Class R6[7]
Year ended February 28, 2014	$9.99	0.19		1.41	(0.17)	(0.39)
Year ended February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)
Year ended February 29, 2012	$9.61	0.15	[4]	0.02	(0.14)	(0.14)
Year ended February 28, 2011	$8.19	0.13		1.58	(0.16)	(0.13)
Year ended February 28, 2010	$5.36	0.11	[4]	2.82	(0.10)	0.00
Administrator Class
Year ended February 28, 2014	$10.02	0.14		1.43	(0.14)	(0.39)
Year ended February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)
Year ended February 29, 2012	$9.65	0.12	[4]	0.01	(0.11)	(0.14)
Year ended February 28, 2011	$8.22	0.10		1.59	(0.13)	(0.13)
Year ended February 28, 2010	$5.40	0.09	[4]	2.81	(0.08)	0.00
Investor Class
Year ended February 28, 2014	$10.05	0.13		1.43	(0.12)	(0.39)
Year ended February 28, 2013	$9.56	0.13		0.65	(0.13)	(0.16)
Year ended February 29, 2012	$9.67	0.11	[4]	0.02	(0.10)	(0.14)
Year ended February 28, 2011	$8.24	0.10		1.58	(0.12)	(0.13)
Year ended February 28, 2010	$5.42	0.08	[4]	2.82	(0.08)	0.00

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	69

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$11.02	1.11%	0.98%	0.88%	15.82%	26%	$532
$9.99	1.04%	1.07%	0.88%	6.36%	22%	$41

$11.09	0.79%	1.26%	1.13%	13.76%	26%	$28

$11.03	1.45%	0.65%	0.52%	16.28%	26%	$297,612
$9.99	1.30%	0.75%	0.52%	6.38%	22%	$1,940

$11.03	1.71%	0.55%	0.41%	16.41%	26%	$570,482
$9.99	1.76%	0.66%	0.52%	8.86%	22%	$648,345
$9.50	1.60%	0.66%	0.52%	1.96%	22%	$481,784
$9.61	1.52%	0.68%	0.52%	21.21%	24%	$338,577
$8.19	1.40%	0.75%	0.57%	54.85%	34%	$170,172

$11.06	1.33%	0.85%	0.75%	15.96%	26%	$236,217
$10.02	1.36%	0.93%	0.87%	8.48%	22%	$172,860
$9.53	1.26%	0.93%	0.87%	1.55%	22%	$77,039
$9.65	1.17%	0.94%	0.87%	20.87%	24%	$50,226
$8.22	1.20%	1.06%	0.89%	53.96%	34%	$25,950

$11.10	1.21%	1.08%	0.93%	15.77%	26%	$193,717
$10.05	1.35%	1.15%	0.93%	8.38%	22%	$310,066
$9.56	1.21%	1.16%	0.93%	1.60%	22%	$244,138
$9.67	1.09%	1.19%	0.93%	20.74%	24%	$204,364
$8.24	1.09%	1.34%	0.95%	53.70%	34%	$60,611

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2040 Fund
Class A
Year ended February 28, 2014	$16.92	0.21		2.71	(0.21)	(0.73)
Year ended February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)
Year ended February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)
Year ended February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00
Year ended February 28, 2010	$8.73	0.12	[4]	4.87	(0.12)	(0.00)[8]
Class B
Year ended February 28, 2014	$16.18	0.07	[4]	2.59	(0.05)	(0.73)
Year ended February 28, 2013	$15.36	0.09	[4]	1.13	(0.06)	(0.34)
Year ended February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)
Year ended February 28, 2011	$12.99	0.03	[4]	2.70	(0.05)	0.00
Year ended February 28, 2010	$8.35	0.10	[4]	4.57	(0.03)	(0.00)[8]
Class C
Year ended February 28, 2014	$16.03	0.07	[4]	2.57	(0.09)	(0.73)
Year ended February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)
Year ended February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)
Year ended February 28, 2011	$12.95	0.03	[4]	2.69	(0.07)	0.00
Year ended February 28, 2010	$8.33	0.05	[4]	4.61	(0.04)	(0.00)[8]
Class R
Year ended February 28, 2014[5]	$17.19	0.09	[4]	2.45	(0.10)	(0.73)
Class R4
Year ended February 28, 2014	$17.24	0.27	[4]	2.78	(0.28)	(0.73)
Year ended February 28, 2013[6]	$16.52	0.09		1.06	(0.09)	(0.34)
Class R6[7]
Year ended February 28, 2014	$17.24	0.31	[4]	2.75	(0.30)	(0.73)
Year ended February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)
Year ended February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)
Year ended February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00
Year ended February 28, 2010	$8.88	0.18	[4]	4.95	(0.17)	(0.00)[8]
Administrator Class
Year ended February 28, 2014	$17.21	0.24		2.77	(0.24)	(0.73)
Year ended February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)
Year ended February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)
Year ended February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00
Year ended February 28, 2010	$8.88	0.16	[4]	4.93	(0.15)	(0.00)[8]
Investor Class
Year ended February 28, 2014	$17.19	0.21		2.75	(0.21)	(0.73)
Year ended February 28, 2013	$16.32	0.22		1.22	(0.23)	(0.34)
Year ended February 29, 2012	$16.65	0.18		(0.06)	(0.18)	(0.27)
Year ended February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00
Year ended February 28, 2010	$8.87	0.15	[4]	4.93	(0.14)	(0.00)[8]

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	71

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$18.90	1.15%	0.99%	0.92%	17.54%	25%	$114,233
$16.92	1.25%	1.08%	1.03%	8.99%	20%	$104,836
$16.07	1.06%	1.08%	1.03%	0.85%	20%	$103,841
$16.40	0.95%	1.10%	1.04%	21.98%	21%	$113,494
$13.60	1.03%	1.17%	1.12%	57.33%	29%	$100,278

$18.06	0.42%	1.75%	1.68%	16.63%	25%	$344
$16.18	0.54%	1.83%	1.78%	8.15%	20%	$747
$15.36	0.34%	1.83%	1.78%	0.12%	20%	$1,564
$15.67	0.23%	1.86%	1.79%	21.08%	21%	$2,863
$12.99	0.86%	1.93%	1.89%	56.01%	29%	$3,876

$17.85	0.40%	1.74%	1.67%	16.68%	25%	$4,813
$16.03	0.50%	1.83%	1.78%	8.18%	20%	$4,040
$15.26	0.30%	1.83%	1.78%	0.14%	20%	$3,623
$15.60	0.19%	1.85%	1.79%	21.08%	21%	$3,038
$12.95	0.41%	1.92%	1.87%	56.02%	29%	$2,226

$18.90	0.75%	1.24%	1.13%	14.96%	25%	$29

$19.28	1.42%	0.64%	0.52%	18.02%	25%	$635,241
$17.24	1.12%	0.75%	0.52%	7.13%	20%	$13,651

$19.27	1.70%	0.54%	0.42%	18.14%	25%	$724,856
$17.24	1.76%	0.65%	0.52%	9.50%	20%	$993,528
$16.37	1.55%	0.65%	0.52%	1.37%	20%	$846,499
$16.69	1.44%	0.67%	0.52%	22.66%	21%	$654,804
$13.84	1.42%	0.72%	0.62%	58.11%	29%	$377,937

$19.25	1.30%	0.83%	0.76%	17.79%	25%	$452,487
$17.21	1.39%	0.92%	0.87%	9.14%	20%	$360,567
$16.34	1.22%	0.92%	0.87%	1.00%	20%	$256,378
$16.67	1.11%	0.94%	0.87%	22.21%	21%	$260,524
$13.82	1.26%	0.99%	0.90%	57.54%	29%	$176,917

$19.21	1.13%	1.05%	0.93%	17.53%	25%	$119,774
$17.19	1.33%	1.14%	0.93%	9.10%	20%	$86,745
$16.32	1.14%	1.15%	0.93%	0.96%	20%	$64,452
$16.65	1.01%	1.18%	0.93%	22.10%	21%	$48,906
$13.81	1.16%	1.27%	0.96%	57.54%	29%	$20,959

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2045 Fund
Class A
Year ended February 28, 2014	$10.17	0.12	[4]	1.73	(0.14)	(0.45)
Year ended February 28, 2013[6]	$9.64	0.03		0.68	(0.05)	(0.13)
Class R
Year ended February 28, 2014[5]	$10.45	0.05		1.55	(0.06)	(0.45)
Class R4
Year ended February 28, 2014	$10.18	0.14		1.76	(0.17)	(0.45)
Year ended February 28, 2013[6]	$9.64	0.06		0.66	(0.05)	(0.13)
Class R6[7]
Year ended February 28, 2014	$10.17	0.19		1.71	(0.18)	(0.45)
Year ended February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)
Year ended February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)
Year ended February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)
Year ended February 28, 2010	$5.19	0.10	[4]	2.90	(0.09)	(0.02)
Administrator Class
Year ended February 28, 2014	$10.23	0.14		1.73	(0.14)	(0.45)
Year ended February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)
Year ended February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)
Year ended February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)
Year ended February 28, 2010	$5.21	0.08	[4]	2.92	(0.07)	(0.02)
Investor Class
Year ended February 28, 2014	$10.26	0.13		1.73	(0.12)	(0.45)
Year ended February 28, 2013	$9.62	0.12		0.77	(0.12)	(0.13)
Year ended February 29, 2012	$9.69	0.11		(0.05)	(0.09)	(0.04)
Year ended February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)
Year ended February 28, 2010	$5.23	0.09	[4]	2.91	(0.07)	(0.02)

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	73

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income [1]	Gross expenses[1]	Net expenses[1]

$11.43	1.09%	1.01%	0.88%	18.54%	24%	$167
$10.17	1.08%	1.10%	0.88%	7.41%	19%	$13

$11.54	0.68%	1.30%	1.13%	15.52%	24%	$29

$11.46	1.39%	0.68%	0.52%	18.99%	24%	$174,582
$10.18	1.29%	0.78%	0.52%	7.55%	19%	$1,246

$11.44	1.67%	0.57%	0.42%	19.07%	24%	$291,293
$10.17	1.74%	0.69%	0.52%	9.85%	19%	$324,476
$9.55	1.51%	0.67%	0.52%	1.16%	19%	$215,067
$9.62	1.26%	0.70%	0.52%	23.08%	20%	$141,871
$8.08	1.26%	0.95%	0.59%	58.02%	27%	$51,776

$11.51	1.28%	0.87%	0.75%	18.65%	24%	$126,533
$10.23	1.35%	0.96%	0.87%	9.49%	19%	$85,590
$9.59	1.18%	0.94%	0.87%	0.85%	19%	$39,964
$9.66	1.02%	0.97%	0.87%	22.56%	20%	$27,698
$8.12	1.11%	1.22%	0.89%	57.87%	27%	$14,948

$11.55	1.18%	1.10%	0.93%	18.44%	24%	$110,633
$10.26	1.32%	1.18%	0.93%	9.39%	19%	$178,137
$9.62	1.12%	1.17%	0.93%	0.80%	19%	$115,546
$9.69	0.98%	1.21%	0.93%	22.58%	20%	$84,881
$8.14	1.12%	1.51%	0.95%	57.49%	27%	$12,352

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income [1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2050 Fund
Class A
Year ended February 28, 2014	$9.72	0.15		1.62	(0.13)	(0.43)
Year ended February 28, 2013[6]	$9.29	0.03		0.65	(0.05)	(0.20)
Class C
Year ended February 28, 2014	$9.71	0.08		1.61	(0.06)	(0.43)
Year ended February 28, 2013[6]	$9.29	0.02		0.64	(0.04)	(0.20)
Class R
Year ended February 28, 2014[5]	$9.91	0.05		1.48	(0.06)	(0.43)
Class R4
Year ended February 28, 2014	$9.73	0.15	[4]	1.67	(0.16)	(0.43)
Year ended February 28, 2013[6]	$9.29	0.05		0.64	(0.05)	(0.20)
Class R6[7]
Year ended February 28, 2014	$9.72	0.17	[4]	1.66	(0.17)	(0.43)
Year ended February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)
Year ended February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)
Year ended February 28, 2011	$8.10	0.12	[4]	1.72	(0.17)	(0.27)
Year ended February 28, 2010	$5.20	0.10		2.92	(0.09)	(0.03)
Administrator Class
Year ended February 28, 2014	$9.70	0.13	[4]	1.65	(0.13)	(0.43)
Year ended February 28, 2013	$9.18	0.12	[4]	0.73	(0.13)	(0.20)
Year ended February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)
Year ended February 28, 2011	$8.10	0.09	[4]	1.71	(0.15)	(0.27)
Year ended February 28, 2010	$5.20	0.09		2.91	(0.07)	(0.03)
Investor Class
Year ended February 28, 2014	$9.73	0.11		1.67	(0.12)	(0.43)
Year ended February 28, 2013	$9.21	0.12		0.73	(0.13)	(0.20)
Year ended February 29, 2012	$9.51	0.10		(0.06)	(0.09)	(0.25)
Year ended February 28, 2011	$8.11	0.09	[4]	1.71	(0.13)	(0.27)
Year ended February 28, 2010	$5.21	0.07		2.93	(0.07)	(0.03)

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	75

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$10.93	1.00%	0.98%	0.88%	18.62%	23%	$210
$9.72	1.07%	1.05%	0.88%	7.49%	19%	$11

$10.91	0.39%	1.73%	1.63%	17.68%	23%	$163
$9.71	0.16%	1.81%	1.63%	7.31%	19%	$17

$10.95	0.69%	1.27%	1.13%	15.67%	23%	$29

$10.96	1.39%	0.65%	0.52%	19.10%	23%	$307,320
$9.73	1.03%	0.76%	0.52%	7.63%	19%	$6,538

$10.95	1.66%	0.55%	0.41%	19.28%	23%	$693,648
$9.72	1.75%	0.67%	0.52%	9.94%	19%	$754,088
$9.20	1.53%	0.66%	0.52%	1.11%	19%	$651,308
$9.50	1.43%	0.67%	0.52%	23.17%	20%	$560,746
$8.10	1.19%	0.71%	0.57%	58.33%	27%	$389,918

$10.92	1.28%	0.85%	0.75%	18.79%	23%	$202,276
$9.70	1.38%	0.94%	0.87%	9.59%	19%	$141,212
$9.18	1.18%	0.93%	0.87%	0.81%	19%	$89,984
$9.48	1.07%	0.94%	0.87%	22.58%	20%	$69,492
$8.10	1.49%	1.04%	0.90%	57.99%	27%	$37,853

$10.96	1.10%	1.07%	0.93%	18.67%	23%	$58,583
$9.73	1.33%	1.16%	0.93%	9.49%	19%	$39,188
$9.21	1.12%	1.16%	0.93%	0.75%	19%	$28,615
$9.51	1.02%	1.19%	0.93%	22.54%	20%	$24,771
$8.11	1.00%	1.28%	0.95%	57.89%	27%	$19,359

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments		Distributions from net investment income	Distributions from net realized gains

Target 2055 Fund
Class A
Year ended February 28, 2014	$10.90	0.14		1.87		(0.13)	(0.15)
Year ended February 28, 2013[6]	$10.19	0.03	[4]	0.72		(0.04)	0.00
Class R
Year ended February 28, 2014[5]	$11.01	0.06		1.65		(0.06)	(0.15)
Class R4
Year ended February 28, 2014	$10.91	0.15		1.90		(0.16)	(0.15)
Year ended February 28, 2013[6]	$10.19	0.04	[4]	0.72		(0.04)	0.00
Class R6[7]
Year ended February 28, 2014	$10.90	0.19		1.87		(0.18)	(0.15)
Year ended February 28, 2013	$10.08	0.15		0.83		(0.16)	0.00
Year ended February 29, 2012[9]	$10.00	0.08	[4]	0.00	[8]	0.00	0.00
Administrator Class
Year ended February 28, 2014	$10.90	0.14		1.87		(0.14)	(0.15)
Year ended February 28, 2013	$10.06	0.14	[4]	0.81		(0.11)	0.00
Year ended February 29, 2012[9]	$10.00	0.06	[4]	0.00	[8]	0.00	0.00
Investor Class
Year ended February 28, 2014	$10.81	0.14		1.85		(0.13)	(0.15)
Year ended February 28, 2013	$10.05	0.13		0.80		(0.17)	0.00
Year ended February 29, 2012[9]	$10.00	0.06	[4]	(0.01)		0.00	0.00

Please see footnotes on page 77.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	77

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$12.63	1.10%	1.19%	0.88%	18.69%	23%	$66
$10.90	1.05%	1.44%	0.88%	7.39%	19%	$14

$12.51	0.73%	1.48%	1.13%	15.66%	23%	$29

$12.65	1.40%	0.86%	0.52%	19.06%	23%	$20,591
$10.91	1.51%	1.09%	0.52%	7.51%	19%	$33

$12.63	1.63%	0.75%	0.40%	19.18%	23%	$74,427
$10.90	1.69%	1.17%	0.52%	9.90%	19%	$36,345
$10.08	1.33%	4.06%	0.52%	0.80%	19%	$8,963

$12.62	1.28%	1.05%	0.75%	18.70%	23%	$8,462
$10.90	1.36%	1.45%	0.87%	9.52%	19%	$4,739
$10.06	0.87%	2.14%	0.87%	0.60%	19%	$1,794

$12.52	1.06%	1.27%	0.93%	18.62%	23%	$4,130
$10.81	1.23%	1.64%	0.93%	9.52%	19%	$1,254
$10.05	0.94%	6.32%	0.93%	0.50%	19%	$256

1. Includes	net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2. Total	return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3. Portfolio	turnover rate represents the weighted average portfolio turnover in each respective affiliated Master Portfolio.

4. Calculated	based upon average shares outstanding

5. For	the period from June 28, 2013 (commencement of class operations) to February 28, 2014

6. For	the period from November 30, 2012 (commencement of class operations) to February 28, 2013

7. On	June 1, 2013, Institutional Class was renamed Class R6.

8. Amount	is less than $0.005.

9. For	the period from June 30, 2011 (commencement of class operations) to February 29, 2012

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), the Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), the Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund”), the Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund”), the Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund”), the Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund”), the Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund”), the Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund”), the Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund”), the Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund”), and the Wells Fargo Advantage Dow Jones Target 2055 Fund (“Target 2055 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the year ended February 28, 2014, are included in this report and should be read in conjunction with each Fund’s financial statements. As of February 28, 2014, the Funds own the following percentages of the affiliated Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	10%	10%	11%	27%	17%	15%	4%	4%	1%	1%	0	%*
Wells Fargo Advantage Diversified Stock Portfolio	1	2	3	13	13	20	10	18	7	12	1
Wells Fargo Advantage Short-Term Investment Portfolio	14	4	6	16	13	16	7	12	4	7	1

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	79

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from nonaccrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the affiliated Master Portfolio is informed of the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At February 28, 2014, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in capital	Undistributed (overdistributed) net investment income	Accumulated net realized gains (losses) on investments
Target Today Fund	$24,783	$(1,475,975)	$1,451,192
Target 2010 Fund	(3,296,584)	(1,474,484)	4,771,068
Target 2015 Fund	868,014	(1,727,612)	859,598
Target 2020 Fund	(248,051)	(4,158,402)	4,406,453
Target 2025 Fund	1,149,811	(2,697,709)	1,547,898
Target 2030 Fund	851,354	(2,459,018)	1,607,664
Target 2035 Fund	325,424	(874,319)	548,895
Target 2040 Fund	285,699	(816,400)	530,701
Target 2045 Fund	66,313	(258,891)	192,578
Target 2050 Fund	87,329	(432,247)	344,918
Target 2055 Fund	8,284	(30,894)	22,610

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class.

80	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, each Fund’s investments in an affiliated Master Portfolio were designated as Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Summary Portfolio of Investments or Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended February 28, 2014, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increases. For the year ended February 28, 2014, the advisory fee was equivalent to an annual rate for each Fund as follows:

Advisory fee
Target Today Fund	0.24%
Target 2010 Fund	0.24
Target 2015 Fund	0.24
Target 2020 Fund	0.22
Target 2025 Fund	0.22
Target 2030 Fund	0.22
Target 2035 Fund	0.23
Target 2040 Fund	0.23
Target 2045 Fund	0.25
Target 2050 Fund	0.24
Target 2055 Fund	0.25

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	81

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Inc. is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

	Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Class R4	0.08
Class R6	0.03	*
Administrator Class	0.10
Investor Class	0.32

*	On June 1, 2013, Institutional Class was renamed Class R6. Prior to June 1, 2013, Institutional Class incurred a class level administration fee of 0.08%.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class	Investor Class
Target Today Fund	0.81%	1.56%	1.56%	1.06%	0.45%	0.30%	0.65%	0.86%
Target 2010 Fund	0.83	1.58	1.58	1.08	0.47	0.32	0.67	0.88
Target 2015 Fund	0.84	N/A	N/A	1.09	0.48	0.33	0.68	0.89
Target 2020 Fund	0.86	1.61	1.61	1.11	0.50	0.35	0.70	0.91
Target 2025 Fund	0.86	N/A	N/A	1.11	0.50	0.35	0.70	0.91
Target 2030 Fund	0.87	1.62	1.62	1.12	0.51	0.36	0.71	0.92
Target 2035 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Target 2040 Fund	0.88	1.63	1.63	1.13	0.52	0.37	0.72	0.93
Target 2045 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Target 2050 Fund	0.88	N/A	1.63	1.13	0.52	0.37	0.72	0.93
Target 2055 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93

82	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

Prior to June 1, 2013, each Fund’s expenses were capped as follows:

	Class A	Class B	Class C	Class R4	Class R6	Administrator Class	Investor Class
Target Today Fund	0.96%	1.71%	1.71%	0.45%	0.45%	0.80%	0.86%
Target 2010 Fund	0.99	1.74	1.74	0.47	0.48	0.83	0.89
Target 2015 Fund	0.84	N/A	N/A	0.48	0.49	0.84	0.90
Target 2020 Fund	1.01	1.76	1.76	0.50	0.50	0.85	0.91
Target 2025 Fund	0.86	N/A	N/A	0.50	0.50	0.85	0.91
Target 2030 Fund	1.02	1.77	1.77	0.51	0.51	0.86	0.92
Target 2035 Fund	0.88	N/A	N/A	0.52	0.52	0.87	0.93
Target 2040 Fund	1.03	1.78	1.78	0.52	0.52	0.87	0.93
Target 2045 Fund	0.88	N/A	N/A	0.52	0.52	0.87	0.93
Target 2050 Fund	0.88	N/A	1.63	0.52	0.52	0.87	0.93
Target 2055 Fund	0.88	N/A	N/A	0.52	0.52	0.87	0.93

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

For the year ended February 28, 2014, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class B	Class C
Target Today Fund	$441	$0	$0
Target 2010 Fund	448	1	446
Target 2015 Fund	184	N/A	N/A
Target 2020 Fund	3,350	30	71
Target 2025 Fund	647	N/A	N/A
Target 2030 Fund	3,358	14	0
Target 2035 Fund	105	N/A	N/A
Target 2040 Fund	6,657	680	155
Target 2045 Fund	558	N/A	N/A
Target 2050 Fund	193	N/A	0
Target 2055 Fund	18	N/A	N/A
Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	83

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2014 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Target Today Fund	$272,911,619	$98,101,427	$208,850,344	$67,640,898
Target 2010 Fund	261,911,587	98,937,101	200,432,379	70,450,898
Target 2015 Fund	298,734,495	134,401,763	228,611,747	105,270,335
Target 2020 Fund	727,901,275	432,073,297	557,039,060	377,393,210
Target 2025 Fund	453,514,088	375,385,451	347,059,512	357,868,364
Target 2030 Fund	388,204,837	481,639,801	297,080,477	491,633,089
Target 2035 Fund	112,986,038	229,480,793	86,464,523	246,308,553
Target 2040 Fund	103,291,641	374,424,281	79,045,718	415,469,462
Target 2045 Fund	20,949,204	130,598,895	16,031,742	147,555,070
Target 2050 Fund	32,888,535	235,230,090	25,168,521	266,381,716
Target 2055 Fund	2,789,582	19,952,051	2,134,776	22,594,310

*	Each Fund seeks to achieve its investment objective by investing all of its investable assets in multiple affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the year ended February 28, 2014, the Funds paid the following amounts in commitment fees:

Commitment fee
Target Today Fund	$1,785
Target 2010 Fund	1,598
Target 2015 Fund	1,955
Target 2020 Fund	5,318
Target 2025 Fund	5,965
Target 2030 Fund	6,546
Target 2035 Fund	3,105
Target 2040 Fund	4,546
Target 2045 Fund	1,639
Target 2050 Fund	2,753
Target 2055 Fund	166

84	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

For the year ended February 28, 2014, the Funds had the following borrowing activity:

	Average daily borrowings outstanding	Effective interest rate	Interest paid
Target 2010 Fund	$72	1.39%	$1
Target 2015 Fund	2,302	1.39	32
Target 2020 Fund	4,532	1.39	63
Target 2025 Fund	3,669	1.39	51
Target 2030 Fund	3,094	1.39	43
Target 2035 Fund	1,871	1.39	26
Target 2040 Fund	1,223	1.39	17
Target 2045 Fund	863	1.39	12
Target 2050 Fund	432	1.39	6
Target 2055 Fund	72	1.39	1

For the year ended February 28, 2014, there were no borrowings by Target Today Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 28, 2014 and February 28, 2013 were as follows:

	Ordinary income		Long-term capital gain
	2014	2013	2014	2013
Target Today Fund	$15,111,585	$20,499,746	$8,542,236	$5,974,434
Target 2010 Fund	17,669,710	16,604,410	11,253,150	8,611,526
Target 2015 Fund	16,072,945	17,566,276	13,411,192	7,934,658
Target 2020 Fund	54,228,494	48,600,582	55,914,216	31,287,713
Target 2025 Fund	49,717,377	40,377,037	55,344,717	38,400,099
Target 2030 Fund	61,158,030	36,542,379	64,724,217	38,546,522
Target 2035 Fund	25,595,025	16,629,929	34,584,703	14,973,014
Target 2040 Fund	45,167,549	23,509,619	54,303,947	29,337,696
Target 2045 Fund	14,387,717	7,862,619	20,024,610	5,803,090
Target 2050 Fund	27,401,472	16,365,839	36,089,104	17,263,849
Target 2055 Fund	1,298,390	338,172	940,086	0

As of February 28, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
Target Today Fund	$1,915,931	$1,010,765	$51,012,570
Target 2010 Fund	2,549,163	3,484,682	66,058,200
Target 2015 Fund	3,059,601	992,460	90,846,579
Target 2020 Fund	7,224,379	6,623,702	337,557,430
Target 2025 Fund	5,664,418	5,663,199	362,815,181
Target 2030 Fund	6,618,529	7,767,734	464,911,392
Target 2035 Fund	2,915,550	4,134,684	249,530,337
Target 2040 Fund	4,605,694	6,879,809	400,290,723

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	85

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
Target 2045 Fund	$1,607,333	$2,501,838	$146,430,660
Target 2050 Fund	3,007,449	4,460,603	260,944,606
Target 2055 Fund	202,584	212,464	14,106,787

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On March 25, 2014, the Funds declared distributions from net investment income to shareholders of record on March 24, 2014. The per share amounts payable on March 26, 2014 were as follows:

Net investment income	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2025 Fund	Target 2035 Fund	Target 2045 Fund	Target 2055 Fund
Class A	$0.04073	$0.05470	$0.05136	$0.02851	$0.01924	$0.01565	$0.01556
Class B	0.01912	0.02578	N/A	N/A	N/A	N/A	N/A
Class C	0.02271	0.03444	N/A	N/A	N/A	N/A	N/A
Class R	0.03566	0.04866	0.04504	$0.02041	0.01223	0.00885	0.00828
Class R4	0.04882	0.06480	0.05779	$0.03436	0.02591	0.02177	0.02336
Class R6	0.05227	0.06902	0.06099	$0.03760	0.02922	0.02515	0.02698
Administrator Class	0.04420	0.05906	0.05352	$0.03005	0.02137	0.01709	0.01834
Investor Class	0.03943	0.05371	0.04893	$0.02573	0.01677	0.01233	0.01405

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

86	Wells Fargo Advantage Dow Jones Target Date Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, and the Wells Fargo Advantage Dow Jones Target 2055 Fund, eleven of the funds constituting the Wells Fargo Funds Trust (collectively, the “Funds”), as of February 28, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended (except for the Wells Fargo Advantage DJ Target 2055 Fund which is for each of the years or periods in the two-year period then ended and for the period from June 30, 2011 (commencement of operations) through February 29, 2012). These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included agreement of investments owned as of February 28, 2014 to the Master Portfolios’ records (see Note 1). An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of the Wells Fargo Funds Trust as of February 28, 2014, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 25, 2014

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	87

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/diversifiedfixedincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 27.12%
FHLB	0.38-6.00%	5-1-2014 to 11-1-2043	$166,780,130	$171,473,415	2.91%
FHLMC	0.50-6.75	3-1-2014 to 3-1-2044	232,860,077	245,848,466	4.18
FHLMC	3.50	2-1-2042	14,036,874	14,212,205	0.25
FHLMC %%	3.50	3-1-2044	13,000,000	13,144,219	0.23
FNMA	0.00-7.25	4-1-2014 to 3-1-2044	619,494,157	647,122,467	11.16
FNMA	3.00	8-1-2027	15,511,673	16,073,801	0.28
FNMA	3.00	3-1-2043	11,444,121	11,130,601	0.19
FNMA	3.50	12-1-2026	10,057,555	10,642,266	0.18
FNMA	3.50	9-1-2042	13,332,959	13,531,336	0.23
FNMA	3.50	7-1-2043	11,875,349	12,051,277	0.21
FNMA %%	3.50	3-1-2044	15,000,000	15,203,907	0.26
FNMA	4.00	10-1-2043	9,804,829	10,281,205	0.18
FNMA %%	4.00	3-1-2044	14,000,000	14,668,282	0.25
GNMA	3.00-7.00	11-15-2023 to 3-1-2044	309,442,092	326,924,187	5.66
GNMA	3.50	6-15-2042	11,291,167	11,640,619	0.20
GNMA	3.50	4-20-2043	19,744,470	20,362,248	0.35
GNMA	4.50	3-15-2039	12,653,384	13,746,686	0.24
Other securities				9,212,291	0.16

Total Agency Securities (Cost $1,558,248,284)				1,577,269,478	27.12

Corporate Bonds and Notes: 21.23%

Consumer Discretionary: 1.94%

Auto Components: 0.02%
Other securities				1,402,294	0.02

Automobiles: 0.04%
Other securities				2,484,996	0.04

Diversified Consumer Services: 0.04%
Other securities				2,446,335	0.04

Hotels, Restaurants & Leisure: 0.17%
Other securities				9,637,752	0.17

Household Durables: 0.04%
Other securities				2,360,147	0.04

Internet & Catalog Retail: 0.05%
Other securities				2,601,379	0.05

Leisure Products: 0.02%
Other securities				905,578	0.02

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Media: 1.14%
Other securities				$65,965,290	1.14%

Multiline Retail: 0.15%
Other securities				8,751,480	0.15

Specialty Retail: 0.26%
Other securities				15,241,314	0.26

Textiles, Apparel & Luxury Goods: 0.01%
Other securities				792,759	0.01

Consumer Staples: 1.90%

Beverages: 0.53%
Other securities				30,721,169	0.53

Food & Staples Retailing: 0.51%
Other securities				29,714,790	0.51

Food Products: 0.44%
Other securities				25,741,003	0.44

Household Products: 0.13%
Other securities				7,824,021	0.13

Personal Products: 0.02%
Other securities				970,107	0.02

Tobacco: 0.27%
Other securities				15,850,406	0.27

Energy: 1.72%

Energy Equipment & Services: 0.16%
Other securities				9,586,484	0.16

Oil, Gas & Consumable Fuels: 1.56%
Other securities				90,441,081	1.56

	Interest rate	Maturity date	Principal

Financials: 7.32%

Banks: 1.19%
Wachovia Bank NA (l)	5.85%	2-1-2037	$1,000,000	1,198,978	0.02
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	784,730	0.01
Wachovia Corporation (l)	5.50	8-1-2035	700,000	764,590	0.01
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,339,991	0.02
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,143,161	0.02
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,155,675	0.02
Wells Fargo & Company (l)	1.25	7-20-2016	1,250,000	1,264,645	0.02
Wells Fargo & Company (l)	1.50	7-1-2015	750,000	760,256	0.01
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	1,001,118	0.02
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,048,302	0.02

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	89

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Banks (continued)
Wells Fargo & Company (l)	3.45%	2-13-2023	$750,000	$733,886	0.01%
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,024,265	0.02
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,066,171	0.02
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,019,619	0.02
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,392,181	0.02
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,069,742	0.02
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,724,801	0.03
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	417,689	0.01
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	502,652	0.01
Other securities				50,000,875	0.86

				69,413,327	1.19

Capital Markets: 1.25%
Other securities				72,672,252	1.25

Consumer Finance: 0.83%
Other securities				48,095,954	0.83

Diversified Financial Services: 2.39%
Other securities				138,722,945	2.39

Insurance: 1.02%
Other securities				59,221,341	1.02

Real Estate Management & Development: 0.01%
Other securities				678,739	0.01

REITs: 0.61%
Other securities				35,288,775	0.61

Thrifts & Mortgage Finance: 0.02%
Other securities				1,357,355	0.02

Health Care: 1.85%

Biotechnology: 0.23%
Other securities				13,473,020	0.23

Health Care Equipment & Supplies: 0.23%
Other securities				13,414,240	0.23

Health Care Providers & Services: 0.48%
Other securities				27,946,862	0.48

Life Sciences Tools & Services: 0.09%
Other securities				5,148,219	0.09

Pharmaceuticals: 0.82%
Other securities				47,498,209	0.82

Industrials: 1.50%

Aerospace & Defense: 0.40%
Other securities				23,160,357	0.40

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Air Freight & Logistics: 0.09%
Other securities	$5,233,047	0.09%

Airlines: 0.07%
Other securities	4,210,864	0.07

Building Products: 0.01%
Other securities	324,816	0.01

Commercial Services & Supplies: 0.17%
Other securities	9,823,766	0.17

Construction & Engineering: 0.01%
Other securities	773,677	0.01

Electrical Equipment: 0.10%
Other securities	5,856,267	0.10

Industrial Conglomerates: 0.12%
Other securities	6,807,965	0.12

Machinery: 0.20%
Other securities	11,393,068	0.20

Professional Services: 0.01%
Other securities	619,460	0.01

Road & Rail: 0.30%
Other securities	17,775,308	0.30

Trading Companies & Distributors: 0.02%
Other securities	1,265,625	0.02

Information Technology: 1.25%

Communications Equipment: 0.17%
Other securities	9,980,192	0.17

Electronic Equipment, Instruments & Components: 0.06%
Other securities	3,451,378	0.06

Internet Software & Services: 0.05%
Other securities	2,840,088	0.05

IT Services: 0.27%
Other securities	15,573,873	0.27

Semiconductors & Semiconductor Equipment: 0.14%
Other securities	8,414,971	0.14

Software: 0.29%
Other securities	17,191,902	0.29

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	91

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Technology Hardware, Storage & Peripherals: 0.27%
Other securities				$15,549,612	0.27%

Materials: 0.84%

Chemicals: 0.40%
Other securities				23,228,913	0.40

Construction Materials: 0.00%
Other securities				142,330	0.00

Containers & Packaging: 0.01%
Other securities				367,541	0.01

Metals & Mining: 0.33%
Other securities				19,435,003	0.33

Paper & Forest Products: 0.10%
Other securities				6,024,149	0.10

Telecommunication Services: 1.07%

Diversified Telecommunication Services: 1.05%
Other securities				61,192,537	1.05

Wireless Telecommunication Services: 0.02%
Other securities				783,655	0.02

Utilities: 1.84%

Electric Utilities: 1.44%
Other securities				83,471,414	1.44

Gas Utilities: 0.11%
Other securities				6,280,404	0.11

Independent Power & Renewable Electricity Producers: 0.03%
Other securities				1,519,212	0.03

Multi-Utilities: 0.25%
Other securities				14,757,995	0.25

Water Utilities: 0.01%
Other securities				848,482	0.01

Total Corporate Bonds and Notes (Cost $1,170,652,278)				1,234,667,494	21.23

	Interest rate	Maturity date	Principal

Foreign Government Bonds @: 24.77%
Bundesrepublik Deutschland (EUR)	1.50-6.50%	7-4-2015 to 7-4-2044	59,355,000	95,201,413	1.65
France Government Bond (EUR)	0.25-8.50	4-25-2015 to 4-25-2060	83,650,000	132,124,804	2.28
Italy Buoni Poliennali del Tesoro (EUR)	2.25-9.00	3-1-2015 to 9-1-2044	99,430,000	151,353,736	2.63
Japan Government Five Year Bond Series 066 (JPY)	0.40	9-20-2016	1,525,000,000	15,102,939	0.26

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @ (continued)
Japan Government Five Year Bond (JPY)	0.20-0.60%	3-20-2015 to 6-20-2018	8,530,000,000	$84,277,709	1.44%
Japan Government Ten Year Bond (JPY)	0.60-2.00	3-20-2015 to 12-20-2023	23,333,000,000	239,357,511	4.09
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-2020	1,158,000,000	12,111,881	0.21
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	1,200,000,000	12,487,063	0.21
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	1,150,000,000	11,369,508	0.20
Japan Government Thirty Year Bond (JPY)	1.70-2.90	5-20-2030 to 3-20-2043	5,712,500,000	63,772,212	1.07
Japan Government Twenty Year Bond (JPY)	0.80-3.70	9-21-2015 to 9-20-2033	14,613,500,000	160,794,699	2.75
Spain Government Bond (EUR)	3.00-6.00	4-30-2015 to 7-30-2041	38,125,000	58,063,096	1.00
United Kingdom Gilt (GBP)	1.00-8.75	9-7-2015 to 7-22-2068	89,850,000	166,783,174	2.87
Other securities				237,336,631	4.11

Total Foreign Government Bonds (Cost $1,442,924,543)				1,440,136,376	24.77

U.S. Treasury Securities: 22.38%
U.S. Treasury Bond	2.75-7.50	8-15-2022 to 11-15-2043	$129,850,000	139,224,338	2.40
U.S. Treasury Bond	4.25	11-15-2040	9,500,000	10,723,125	0.18
U.S. Treasury Note	0.13-9.13	3-31-2015 to 2-15-2024	627,900,000	648,421,011	11.14
U.S. Treasury Note	0.25	7-15-2015	15,000,000	15,014,655	0.26
U.S. Treasury Note	0.25	10-15-2015	15,000,000	15,002,340	0.26
U.S. Treasury Note	0.25	10-31-2015	10,250,000	10,251,599	0.18
U.S. Treasury Note	0.25	11-30-2015	34,000,000	33,994,424	0.58
U.S. Treasury Note	0.38	4-15-2015	30,000,000	30,075,000	0.52
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,705,616	0.41
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,943,750	0.26
U.S. Treasury Note	1.00	8-31-2016	10,000,000	10,122,660	0.17
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,090,936	0.21
U.S. Treasury Note	1.25	8-31-2015	10,500,000	10,663,653	0.18
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,801,256	0.20
U.S. Treasury Note	1.38	9-30-2018	11,000,000	10,999,142	0.19
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,370,320	0.26
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,081,564	0.21
U.S. Treasury Note	1.63	11-15-2022	12,500,000	11,649,413	0.20
U.S. Treasury Note	1.75	5-31-2016	10,000,000	10,296,880	0.18
U.S. Treasury Note	1.75	5-15-2023	12,500,000	11,653,325	0.20
U.S. Treasury Note	2.00	11-15-2021	16,000,000	15,678,752	0.27
U.S. Treasury Note	2.00	2-15-2023	11,000,000	10,532,500	0.18
U.S. Treasury Note	2.13	5-31-2015	15,000,000	15,363,285	0.26
U.S. Treasury Note	2.13	12-31-2015	24,000,000	24,802,512	0.43
U.S. Treasury Note	2.38	3-31-2016	22,500,000	23,436,923	0.40
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,140,902	0.24
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,471,564	0.21
U.S. Treasury Note	2.63	11-15-2020	10,000,000	10,365,620	0.18
U.S. Treasury Note	2.75	11-30-2016	24,000,000	25,395,000	0.44
U.S. Treasury Note	2.75	2-15-2019	16,950,000	17,955,084	0.31
U.S. Treasury Note	2.75	11-15-2023	15,500,000	15,664,688	0.27
U.S. Treasury Note	3.50	5-15-2020	10,000,000	10,953,120	0.19
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,473,009	0.18
U.S. Treasury Note	3.63	2-15-2020	13,000,000	14,340,625	0.25
U.S. Treasury Note	3.63	2-15-2021	20,000,000	21,995,320	0.38

Total U.S. Treasury Securities (Cost $1,281,696,049)				1,301,653,911	22.38

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	93

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Yankee Corporate Bonds and Notes: 3.59%

Consumer Discretionary: 0.03%

Media: 0.03%
Other securities	$1,870,262	0.03%

Consumer Staples: 0.08%

Beverages: 0.08%
Other securities	4,775,193	0.08

Energy: 0.72%

Energy Equipment & Services: 0.05%
Other securities	2,710,748	0.05

Oil, Gas & Consumable Fuels: 0.67%
Other securities	38,805,689	0.67

Financials: 1.52%

Banks: 0.97%
Other securities	56,079,459	0.97

Capital Markets: 0.06%
Other securities	3,192,690	0.06

Diversified Financial Services: 0.43%
Other securities	25,165,323	0.43

Insurance: 0.06%
Other securities	3,626,219	0.06

Real Estate Management & Development: 0.00%
Other securities	138,349	0.00

Health Care: 0.18%

Health Care Equipment & Supplies: 0.04%
Other securities	2,105,478	0.04

Pharmaceuticals: 0.14%
Other securities	8,338,564	0.14

Industrials: 0.12%

Aerospace & Defense: 0.01%
Other securities	206,750	0.01

Commercial Services & Supplies: 0.02%
Other securities	1,323,964	0.02

Industrial Conglomerates: 0.05%
Other securities	3,077,743	0.05

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Machinery: 0.01%
Other securities	$559,741	0.01%

Road & Rail: 0.03%
Other securities	1,917,174	0.03

Information Technology: 0.03%

Communications Equipment: 0.01%
Other securities	411,485	0.01

Internet Software & Services: 0.01%
Other securities	588,624	0.01

Technology Hardware, Storage & Peripherals: 0.01%
Other securities	975,000	0.01

Materials: 0.38%

Chemicals: 0.09%
Other securities	5,356,511	0.09

Metals & Mining: 0.27%
Other securities	15,658,213	0.27

Paper & Forest Products: 0.02%
Other securities	979,663	0.02

Telecommunication Services: 0.51%

Diversified Telecommunication Services: 0.27%
Other securities	15,459,198	0.27

Wireless Telecommunication Services: 0.24%
Other securities	14,149,608	0.24

Utilities: 0.02%

Electric Utilities: 0.00%
Other securities	164,813	0.00

Independent Power & Renewable Electricity Producers: 0.00%
Other securities	92,698	0.00

Multi-Utilities: 0.01%
Other securities	561,026	0.01

Water Utilities: 0.01%
Other securities	271,422	0.01

Total Yankee Corporate Bonds and Notes (Cost $200,342,595)	208,561,607	3.59

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	95

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Yield	Shares	Value	Percent of net assets

Short-Term Investments: 2.31%

Investment Companies: 2.31%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07%	133,285,750	$133,285,750	2.29%
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.09	909,020	909,020	0.02

Total Short-Term Investments (Cost $134,194,770)			134,194,770	2.31

Total investments in securities
(Cost $5,788,058,519) *			5,896,483,636	101.40
Other assets and liabilities, net			(81,666,490)	(1.40)

Total net assets			$5,814,817,146	100.00%

%%	Security issued on a when-issued basis
(l)	Investment in an affiliate
@	Foreign bond principal is denominated in local currency.
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $5,789,621,411 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$220,644,412
Gross unrealized depreciation	(113,782,187)

Net unrealized appreciation	$106,862,225

The following table shows the percent of total long-term investments by geographic location as of February 28, 2014 (unaudited):

United States	70.78%
Japan	10.76
United Kingdom	3.82
France	2.92
Italy	2.71
Germany	2.23
Canada	1.49
Spain	1.47
Netherlands	1.17
Other	2.65

100.00%

96	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED STOCK PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/diversifiedstock.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 95.91%

Consumer Discretionary: 12.94%

Auto Components: 1.11%
Other securities		$105,677,729	1.11%

Automobiles: 1.36%
Toyota Motor Corporation	555,914	31,895,272	0.34
Other securities		97,777,069	1.02

		129,672,341	1.36

Distributors: 0.13%
Other securities		12,853,980	0.13

Diversified Consumer Services: 0.43%
Other securities		40,615,749	0.43

Hotels, Restaurants & Leisure: 2.13%
McDonald’s Corporation	221,614	21,086,572	0.22
Other securities		181,715,585	1.91

		202,802,157	2.13

Household Durables: 0.85%
Other securities		81,223,172	0.85

Internet & Catalog Retail: 1.00%
Amazon.com Incorporated †	82,527	29,883,027	0.31
Netflix Incorporated †	35,726	15,920,577	0.17
Other securities		49,597,213	0.52

		95,400,817	1.00

Leisure Products: 0.33%
Other securities		31,546,830	0.33

Media: 1.78%
Other securities		169,379,380	1.78

Multiline Retail: 0.44%
Other securities		41,839,811	0.44

Specialty Retail: 2.26%
Home Depot Incorporated	313,630	25,727,069	0.27
Other securities		189,709,620	1.99

		215,436,689	2.26

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	97

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 1.12%
Other securities		$106,253,738	1.12%

Consumer Staples: 6.54%

Beverages: 1.36%
PepsiCo Incorporated	202,863	16,243,240	0.17
The Coca-Cola Company	502,366	19,190,381	0.20
Other securities		94,078,131	0.99

		129,511,752	1.36

Food & Staples Retailing: 1.50%
Wal-Mart Stores Incorporated	210,543	15,727,562	0.17
Other securities		126,591,420	1.33

		142,318,982	1.50

Food Products: 1.99%
Nestle SA	312,322	23,650,535	0.25
Other securities		165,452,563	1.74

		189,103,098	1.99

Household Products: 0.77%
Procter & Gamble Company	359,582	28,284,720	0.30
Other securities		44,919,659	0.47

		73,204,379	0.77

Personal Products: 0.28%
Other securities		26,900,099	0.28

Tobacco: 0.64%
Philip Morris International Incorporated	211,950	17,148,875	0.18
Other securities		44,155,555	0.46

		61,304,430	0.64

Energy: 6.98%

Energy Equipment & Services: 1.51%
Schlumberger Limited	293,305	27,277,365	0.29
Other securities		116,695,208	1.22

		143,972,573	1.51

Oil, Gas & Consumable Fuels: 5.47%
Chevron Corporation	254,423	29,342,605	0.31
Exxon Mobil Corporation	577,831	55,627,790	0.58
Other securities		435,737,183	4.58

		520,707,578	5.47

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Financials: 20.74%

Banks: 8.22%
Bank of America Corporation	1,410,966	$23,323,268	0.25%
Citigroup Incorporated	393,288	19,125,595	0.20
Commonwealth Bank of Australia	302,208	20,133,950	0.21
HSBC Holdings plc	1,628,974	17,176,957	0.18
JPMorgan Chase & Company	497,277	28,255,279	0.30
Wells Fargo & Company (l)	634,120	29,435,850	0.31
Westpac Banking Corporation	582,891	17,409,172	0.18
Other securities		628,190,103	6.59

		783,050,174	8.22

Capital Markets: 1.57%
Other securities		149,813,702	1.57

Consumer Finance: 0.27%
Other securities		25,422,170	0.27

Diversified Financial Services: 1.03%
Berkshire Hathaway Incorporated Class B †	238,100	27,567,218	0.29
Other securities		70,851,591	0.74

		98,418,809	1.03

Insurance: 4.01%
Other securities		381,471,218	4.01

Real Estate Management & Development: 0.94%
Other securities		89,505,031	0.94

REITs: 4.33%
American Realty Capital Properties Incorporated	1,271,547	18,679,025	0.20
Other securities		393,599,095	4.13

		412,278,120	4.33

Thrifts & Mortgage Finance: 0.37%
Other securities		34,838,702	0.37

Health Care: 9.54%

Biotechnology: 1.81%
Biogen Idec Incorporated †	51,507	17,547,405	0.19
Gilead Sciences Incorporated †	341,500	28,272,785	0.30
Incyte Corporation †	315,200	20,254,752	0.21
Other securities		106,393,067	1.11

		172,468,009	1.81

Health Care Equipment & Supplies: 1.28%
Other securities		122,042,835	1.28

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	99

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Health Care Providers & Services: 1.76%
Other securities		$167,533,675	1.76%

Health Care Technology: 0.28%
Other securities		26,523,362	0.28

Life Sciences Tools & Services: 0.72%
Other securities		68,617,516	0.72

Pharmaceuticals: 3.69%
Johnson & Johnson Services Incorporated	373,276	34,386,185	0.36
Merck & Company Incorporated	386,558	22,029,940	0.23
Novartis AG	245,032	20,463,446	0.22
Pfizer Incorporated	857,355	27,529,669	0.29
Roche Holding AG Genusschein	61,846	19,084,712	0.20
Other securities		227,450,571	2.39

		350,944,523	3.69

Industrials: 12.65%

Aerospace & Defense: 1.68%
United Technologies Corporation	187,959	21,994,962	0.23
Other securities		138,031,924	1.45

		160,026,886	1.68

Air Freight & Logistics: 0.47%
Other securities		45,056,819	0.47

Airlines: 0.60%
American Airlines Group Incorporated †	421,275	15,557,686	0.16
Other securities		41,307,071	0.44

		56,864,757	0.60

Building Products: 0.60%
Other securities		57,545,481	0.60

Commercial Services & Supplies: 0.99%
Other securities		93,968,069	0.99

Construction & Engineering: 0.56%
Other securities		53,246,431	0.56

Electrical Equipment: 1.21%
Other securities		115,368,897	1.21

Industrial Conglomerates: 1.00%
General Electric Company	1,338,407	34,089,226	0.36
Other securities		60,672,791	0.64

		94,762,017	1.00

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Machinery: 2.78%
Other securities		$264,625,078	2.78%

Marine: 0.14%
Other securities		13,627,317	0.14

Professional Services: 0.47%
Other securities		44,690,397	0.47

Road & Rail: 1.12%
Union Pacific Corporation	100,400	18,110,152	0.19
Other securities		88,800,107	0.93

		106,910,259	1.12

Trading Companies & Distributors: 0.86%
Other securities		82,237,885	0.86

Transportation Infrastructure: 0.17%
Other securities		15,689,222	0.17

Information Technology: 14.68%

Communications Equipment: 1.16%
QUALCOMM Incorporated	376,197	28,323,872	0.30
Other securities		82,390,797	0.86

		110,714,669	1.16

Electronic Equipment, Instruments & Components: 1.50%
Other securities		142,821,305	1.50

Internet Software & Services: 2.26%
Facebook Incorporated Class A †	361,369	24,739,322	0.26
Google Incorporated Class A †	62,542	76,029,182	0.80
Tencent Holdings Limited	271,900	21,810,020	0.23
Other securities		92,398,901	0.97

		214,977,425	2.26

IT Services: 2.41%
International Business Machines Corporation	227,346	42,097,659	0.44
MasterCard Incorporated Class A	225,900	17,556,948	0.19
Visa Incorporated	113,411	25,624,081	0.27
Other securities		144,055,783	1.51

		229,334,471	2.41

Semiconductors & Semiconductor Equipment: 2.96%
Intel Corporation	657,534	16,280,542	0.17
Samsung Electronics Company Limited	31,277	39,524,752	0.42
Taiwan Semiconductor Manufacturing Company Limited	4,772,298	17,011,294	0.18
Other securities		208,741,049	2.19

		281,557,637	2.96

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	101

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Software: 2.38%
Microsoft Corporation	1,004,871	$38,496,608	0.41%
Other securities		187,755,725	1.97

		226,252,333	2.38

Technology Hardware, Storage & Peripherals: 2.01%
Apple Incorporated	200,388	105,452,181	1.11
Other securities		86,451,632	0.90

		191,903,813	2.01

Materials: 5.67%

Chemicals: 2.63%
Other securities		250,105,431	2.63

Construction Materials: 0.49%
Other securities		46,512,310	0.49

Containers & Packaging: 0.39%
Other securities		37,192,905	0.39

Metals & Mining: 1.93%
BHP Billiton Limited	601,665	20,606,051	0.22
Other securities		163,148,467	1.71

		183,754,518	1.93

Paper & Forest Products: 0.23%
Other securities		22,156,197	0.23

Telecommunication Services: 2.35%

Diversified Telecommunication Services: 1.26%
AT&T Incorporated	696,898	22,251,953	0.23
Verizon Communications Incorporated	378,524	18,010,172	0.19
Other securities		80,134,336	0.84

		120,396,461	1.26

Wireless Telecommunication Services: 1.09%
Other securities		103,714,351	1.09

Utilities: 3.82%

Electric Utilities: 1.63%
Other securities		155,382,376	1.63

Gas Utilities: 0.66%
Other securities		62,899,425	0.66

Independent Power & Renewable Electricity Producers: 0.21%
Other securities		20,176,240	0.21

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Multi-Utilities: 1.19%
Other securities	$113,459,997	1.19%

Water Utilities: 0.13%
Other securities	11,862,626	0.13

Total Common Stocks (Cost $6,712,697,474)	9,132,447,135	95.91

Investment Companies: 0.01%
Other securities	600,943	0.01

Total Investment Companies (Cost $845,648)	600,943	0.01

Preferred Stocks: 0.58%

Consumer Discretionary: 0.08%

Automobiles: 0.07%
Other securities	7,507,880	0.07

Multiline Retail: 0.01%
Other securities	603,547	0.01

Consumer Staples: 0.03%

Beverages: 0.00%
Other securities	81,450	0.00

Food & Staples Retailing: 0.01%
Other securities	939,576	0.01

Household Products: 0.02%
Other securities	1,900,167	0.02

Energy: 0.09%

Oil, Gas & Consumable Fuels: 0.09%
Other securities	8,129,182	0.09

Financials: 0.17%

Banks: 0.17%
Other securities	16,582,103	0.17

Capital Markets: 0.00%
Other securities	37,059	0.00

Insurance: 0.00%
Other securities	1,173	0.00

Health Care: 0.00%

Life Sciences Tools & Services: 0.00%
Other securities	380	0.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	103

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Information Technology: 0.06%

Semiconductors & Semiconductor Equipment: 0.06%
Other securities	$5,935,872	0.06%

Materials: 0.11%

Chemicals: 0.02%
Other securities	1,533,132	0.02

Metals & Mining: 0.09%
Other securities	8,998,877	0.09

Telecommunication Services: 0.02%

Diversified Telecommunication Services: 0.02%
Other securities	1,474,135	0.02

Utilities: 0.02%

Electric Utilities: 0.01%
Other securities	1,111,655	0.01

Independent Power & Renewable Electricity Producers: 0.01%
Other securities	430,856	0.01

Multi-Utilities: 0.00%
Other securities	124,890	0.00

Total Preferred Stocks (Cost $69,891,606)	55,391,934	0.58

Rights: 0.00%

Consumer Discretionary: 0.00%

Media: 0.00%
Other securities	6,554	0.00

Textiles, Apparel & Luxury Goods: 0.00%
Other securities	5,785	0.00

Financials: 0.00%

Banks: 0.00%
Other securities	12,616	0.00

Health Care: 0.00%

Biotechnology: 0.00%
Other securities	0	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities	0	0.00

Marine: 0.00%
Other securities	5,659	0.00

Total Rights (Cost $51,907)	30,614	0.00

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2014

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Warrants: 0.00%

Consumer Discretionary: 0.00%

Media: 0.00%
Other securities			$1,029	0.00%

Consumer Staples: 0.00%

Food Products: 0.00%
Other securities			2,128	0.00

Energy: 0.00%

Energy Equipment & Services: 0.00%
Other securities			2,248	0.00

Oil, Gas & Consumable Fuels: 0.00%
Other securities			226	0.00

Financials: 0.00%

Real Estate Management & Development: 0.00%
Other securities			9,555	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities			7,979	0.00

Materials: 0.00%

Metals & Mining: 0.00%
Other securities			46	0.00

Utilities: 0.00%

Water Utilities: 0.00%
Other securities			1,016	0.00

Total Warrants (Cost $60,644)			24,227	0.00

	Yield	Shares

Short-Term Investments: 6.10%

Investment Companies: 6.10%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	285,889,514	285,889,514	3.00
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.09	295,471,811	295,471,811	3.10

Total Short-Term Investments (Cost $581,361,325)			581,361,325	6.10

Total investments in securities (Cost $7,364,908,604) *			9,769,856,178	102.60
Other assets and liabilities, net			(247,723,952)	(2.60)

Total net assets			$9,522,132,226	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	105

DIVERSIFIED STOCK PORTFOLIO

†	Non-income-earning security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $7,430,932,440 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,726,835,640
Gross unrealized depreciation	(387,911,902)

Net unrealized appreciation	$2,338,923,738

The following table shows percent of total long-term investments by geographic locations as of February 28, 2014 (unaudited):

United States	64.17%
Japan	6.97
United Kingdom	3.36
Australia	2.19
South Korea	1.90
Switzerland	1.68
Canada	1.56
France	1.46
Germany	1.32
Taiwan	1.30
China	1.27
Bermuda	1.08
Other	11.74

100.00%

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2014

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 32.47%
Abbey National Treasury Services plc	0.09%	3-3-2014	$13,000,000	$13,000,000
Abbey National Treasury Services plc ±	0.31	3-4-2015	5,000,000	4,999,000
ABN AMRO Funding LLC	0.15	3-3-2014	4,000,000	4,000,000
Banco Del Estado De Chile ±	0.21	4-7-2014	3,000,000	2,999,910
Banco Del Estado De Chile	0.21	3-10-2014	2,000,000	2,000,020
Bank of Montreal	0.17	3-3-2014	4,000,000	4,000,040
Bank of Montreal	0.17	3-5-2014	3,000,000	3,000,030
Bank of Montreal	0.17	4-2-2014	3,000,000	3,000,150
Bank of Montreal	0.17	5-7-2014	3,000,000	3,000,180
Bank of Montreal	0.18	3-11-2014	2,000,000	2,000,040
Bank of Nova Scotia	0.16	3-31-2014	2,000,000	2,000,180
Bank of Nova Scotia	0.19	5-6-2014	2,000,000	2,000,040
Bank of Nova Scotia	0.20	4-17-2014	2,000,000	2,000,260
Bank of Nova Scotia ±	0.25	12-17-2014	2,000,000	2,000,020
Bank of Nova Scotia ±	0.25	3-4-2015	3,000,000	2,998,530
Bank of Tokyo-Mitsubishi LLC	0.11	3-5-2014	5,000,000	4,999,950
Bank of Tokyo-Mitsubishi LLC	0.20	3-5-2014	1,000,000	1,000,000
BNP Paribas (Chicago)	0.25	6-2-2014	2,000,000	2,000,060
China Construction Bank Corporation	0.25	3-4-2014	5,000,000	5,000,050
China Construction Bank Corporation ±	0.41	3-25-2015	4,000,000	4,000,000
Cooperatieve Centrale ±	0.29	2-27-2015	2,000,000	1,999,610
Credit Agricole	0.11	3-3-2014	15,000,000	15,000,000
Credit Industriel & Commercial (New York)	0.15	3-7-2014	10,000,000	10,000,000
Credit Suisse (New York)	0.20	3-6-2014	2,000,000	2,000,020
DG Bank (New York)	0.16	3-6-2014	2,000,000	2,000,000
DG Bank (New York)	0.18	3-7-2014	2,000,000	2,000,000
DNB Nor Bank ASA	0.07	3-3-2014	16,000,000	16,000,000
Industrial & Commercial Bank of China (New York)	0.28	3-6-2014	5,000,000	5,000,100
JPMorgan Chase Bank NA ±	0.24	6-11-2014	1,000,000	999,922
Mitsubishi UFJ Trust & Banking Corporation	0.20	4-16-2014	2,000,000	2,000,020
Mitsubishi UFJ Trust & Banking Corporation	0.20	4-21-2014	4,000,000	4,000,056
Mitsubishi UFJ Trust & Banking Corporation	0.20	5-15-2014	3,000,000	2,999,880
Mitsubishi UFJ Trust & Banking Corporation	0.21	3-12-2014	1,000,000	1,000,010
Mitsubishi UFJ Trust & Banking Corporation	0.21	4-2-2014	2,000,000	2,000,040
Nordea Bank plc	0.18	3-24-2014	2,000,000	2,000,100
Norinchukin Bank	0.21	3-11-2014	2,000,000	2,000,020
Norinchukin Bank	0.21	4-8-2014	1,000,000	1,000,030
Norinchukin Bank	0.21	4-10-2014	1,000,000	1,000,030
Norinchukin Bank	0.21	5-2-2014	2,000,000	1,999,920
Norinchukin Bank	0.21	5-13-2014	4,000,000	3,999,840
Norinchukin Bank	0.21	5-22-2014	2,000,000	1,999,900
Norinchukin Bank	0.22	3-6-2014	2,000,000	2,000,020
Oversea-Chinese Banking Corporation	0.18	4-25-2014	3,000,000	3,000,090
Royal Bank of Canada ±	0.25	10-17-2014	2,000,000	2,000,500
Royal Bank of Canada ±	0.27	6-24-2014	2,000,000	2,000,600
Skandinaviska Enskilda Banken AG	0.20	7-7-2014	2,000,000	1,999,606
Skandinaviska Enskilda Banken AG	0.20	6-27-2014	1,000,000	999,970
Skandinaviska Enskilda Banken AG	0.25	8-27-2014	2,000,000	1,999,800
Skandinaviska Enskilda Banken AG ±	0.61	4-10-2014	1,000,000	1,000,420
Societe Generale ±	0.27	10-31-2014	2,000,000	1,999,740

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	107

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Societe Generale ±	0.35%	5-14-2014	$2,500,000	$2,500,550
Societe Generale ±	0.36	9-12-2014	2,000,000	2,000,840
Societe Generale	0.11	3-3-2014	8,000,000	8,000,000
Standard Chartered Bank	0.22	5-28-2014	2,000,000	2,000,300
Standard Chartered Bank	0.23	6-3-2014	1,000,000	1,000,080
Standard Chartered Bank	0.23	6-10-2014	2,000,000	2,000,160
Standard Chartered Bank	0.23	6-18-2014	2,000,000	2,000,180
Sumitomo Mitsui Banking Corporation ±	0.20	3-19-2014	2,000,000	2,000,036
Sumitomo Mitsui Banking Corporation	0.21	3-4-2014	1,000,000	1,000,000
Sumitomo Mitsui Banking Corporation	0.21	4-16-2014	2,000,000	2,000,060
Sumitomo Mitsui Banking Corporation	0.21	5-7-2014	2,000,000	1,999,920
Sumitomo Mitsui Banking Corporation	0.21	5-14-2014	1,000,000	999,960
Sumitomo Mitsui Banking Corporation	0.21	5-23-2014	1,000,000	999,950
Sumitomo Mitsui Banking Corporation	0.22	3-12-2014	1,000,000	1,000,010
Sumitomo Mitsui Banking Corporation	0.26	3-3-2014	1,000,000	1,000,010
Swedbank	0.06	3-3-2014	6,000,000	6,000,000
Swedbank ±	0.30	3-5-2014	1,000,000	1,000,000
Swedbank ±	0.26	8-15-2014	5,000,000	5,000,450
Toronto-Dominion Bank	0.15	4-1-2014	1,000,000	1,000,030
Toronto-Dominion Bank ±	0.21	12-19-2014	2,000,000	2,000,160
Toronto-Dominion Bank	0.23	3-6-2014	2,000,000	2,000,040
Toronto-Dominion Bank ±	0.24	2-6-2015	4,000,000	3,999,280
Westpac Banking Corporation ±	0.27	2-18-2015	2,000,000	1,999,620

Total Certificates of Deposit (Cost $221,500,457)				221,500,340

Commercial Paper: 48.80%
Alpine Securitization 144A(z)	0.14	3-18-2014	3,000,000	2,999,820
Anglesea Funding LLC ±144A(p)	0.30	6-18-2014	1,000,000	999,960
Anglesea Funding LLC ±144A(p)	0.31	5-12-2014	2,000,000	1,999,920
Antalis US Funding Corporation 144A(z)(p)	0.17	3-10-2014	5,000,000	4,999,800
ANZ New Zealand International Limited ±144A	0.24	9-16-2014	1,000,000	1,000,210
Atlantic Asset Securitization LLC (z)	0.08	3-3-2014	1,000,000	999,992
Atlantic Asset Securitization LLC 144A(z)	0.15	3-13-2014	1,000,000	999,960
Atlantic Asset Securitization LLC 144A(z)	0.15	3-19-2014	2,000,000	1,999,860
Australia & New Zealand Banking Group ±144A	0.15	5-27-2014	2,000,000	2,000,020
Australia & New Zealand Banking Group ±144A	0.24	11-18-2014	1,000,000	1,000,150
Banco de Credito e Inversiones 144A(z)	0.45	4-28-2014	3,000,000	2,999,160
Banco Del Estado De Chile 144A(z)	0.30	5-6-2014	1,000,000	999,670
Banco Santander Chile 144A(z)	0.34	5-8-2014	1,000,000	999,660
Banco Santander Chile 144A(z)	0.34	5-13-2014	1,000,000	999,620
Banco Santander Chile 144A(z)	0.34	5-15-2014	1,000,000	999,610
Banco Santander Chile 144A(z)	0.34	5-19-2014	1,000,000	999,580
Bank of Nova Scotia (z)	0.20	6-25-2014	3,000,000	2,997,990
Banque et Caisse d’Epargne de l’Etat (z)	0.17	4-15-2014	1,000,000	999,850
Barclays Bank plc (z)	0.25	3-18-2014	3,000,000	2,999,820
Bedford Row Funding Corporation ±144A	0.26	1-9-2015	1,000,000	999,840
Bennington Capital Company ±144A	0.37	11-3-2014	1,000,000	999,860
BPCE 144A(z)	0.15	3-3-2014	4,000,000	3,999,960
BPCE 144A(z)	0.20	3-6-2014	2,000,000	1,999,960
BPCE 144A(z)	0.25	5-6-2014	1,000,000	999,530

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2014

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Caisse Centrale Desjardins du Quebec 144A(z)	0.15%	3-5-2014	$4,000,000	$3,999,960
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	3-12-2014	2,000,000	1,999,920
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-10-2014	1,000,000	999,830
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-11-2014	2,000,000	1,999,660
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-22-2014	3,000,000	2,999,280
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	4-17-2014	1,000,000	999,790
Caisse Centrale Desjardins du Quebec ±144A	0.26	10-23-2014	2,000,000	1,999,600
Caisse Des Depots et Consignations 144A(z)	0.17	3-4-2014	3,000,000	2,999,970
Caisse Des Depots et Consignations 144A(z)	0.17	4-16-2014	1,000,000	999,840
Caisse Des Depots et Consignations 144A(z)	0.17	4-28-2014	3,000,000	2,999,310
Caisse Des Depots et Consignations 144A(z)	0.17	5-12-2014	2,000,000	1,999,380
Caisse Des Depots et Consignations 144A(z)	0.18	3-10-2014	3,000,000	2,999,940
CDP Financial Incorporated 144A(z)	0.15	3-10-2014	1,000,000	999,980
China International Marine Containers Group (z)	0.35	3-7-2014	1,000,000	999,980
China Shipping Container Lines (z)	0.35	3-7-2014	1,000,000	999,980
China Shipping Container Lines (z)	0.35	3-10-2014	1,000,000	999,970
China Shipping Container Lines (z)	0.35	3-11-2014	1,000,000	999,970
China Shipping Container Lines (z)	0.35	3-12-2014	1,000,000	999,960
CNPC Finance 144A(z)	0.35	3-3-2014	2,000,000	1,999,980
CNPC Finance 144A(z)	0.37	3-14-2014	3,000,000	2,999,880
CNPC Finance 144A(z)	0.37	3-25-2014	1,000,000	999,910
CNPC Finance 144A(z)	0.37	4-1-2014	2,000,000	1,999,764
CNPC Finance 144A(z)	0.38	4-2-2014	1,000,000	999,880
Cofco Capital Corporation (z)	0.16	3-4-2014	2,000,000	1,999,980
Collateralized Commerical Paper Company LLC (z)	0.20	5-27-2014	2,000,000	1,999,040
Concord Minutemen Capital Company 144A(z)(p)	0.21	3-3-2014	1,000,000	999,990
Concord Minutemen Capital Company 144A(z)(p)	0.21	3-4-2014	1,000,000	999,980
Concord Minutemen Capital Company 144A(z)(p)	0.21	3-14-2014	2,000,000	1,999,860
Concord Minutemen Capital Company 144A(z)(p)	0.21	3-21-2014	1,000,000	999,890
Concord Minutemen Capital Company 144A(z)(p)	0.21	4-4-2014	1,000,000	999,800
Concord Minutemen Capital Company 144A(z)(p)	0.21	4-11-2014	1,000,000	999,740
Concord Minutemen Capital Company 144A(z)(p)	0.21	5-5-2014	1,000,000	999,560
Concord Minutemen Capital Company 144A(z)(p)	0.23	3-6-2014	2,000,000	1,999,940
CPPIB Capital Incorporated 144A(z)	0.14	3-6-2014	1,000,000	999,990
CPPIB Capital Incorporated 144A(z)	0.14	3-7-2014	2,000,000	1,999,980
Credit Suisse (New York) (z)	0.15	4-29-2014	5,000,000	4,998,416
Crown Point Capital Company 144A(z)(p)	0.21	3-11-2014	1,000,000	999,960
Crown Point Capital Company 144A(z)(p)	0.21	3-13-2014	1,000,000	999,950
Crown Point Capital Company 144A(z)(p)	0.21	3-14-2014	1,000,000	999,950
Crown Point Capital Company 144A(z)(p)	0.21	3-17-2014	1,000,000	999,930
Crown Point Capital Company 144A(z)(p)	0.21	4-11-2014	1,000,000	999,790
Crown Point Capital Company 144A(z)(p)	0.21	5-5-2014	1,000,000	999,650
Crown Point Capital Company 144A(z)(p)	0.23	3-6-2014	1,000,000	999,980
Crown Point Capital Company 144A(z)(p)	0.23	4-21-2014	1,000,000	999,730
Dexia Credit Local SA (z)	0.15	3-5-2014	2,000,000	1,999,960
Gemini Securitization Corporation 144A(z)	0.09	3-3-2014	1,000,000	999,990
Gotham Funding Corporation 144A(z)(p)	0.16	3-3-2014	2,000,000	1,999,980
Gotham Funding Corporation 144A(z)(p)	0.18	3-13-2014	2,000,000	1,999,900
Gotham Funding Corporation 144A(z)(p)	0.18	3-24-2014	2,000,000	1,999,800
Gotham Funding Corporation 144A(z)(p)	0.18	4-3-2014	3,000,000	2,999,520

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	109

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Gotham Funding Corporation 144A(z)(p)	0.18%	4-7-2014	$2,000,000	$1,999,640
Gotham Funding Corporation 144A(z)(p)	0.18	4-9-2014	2,000,000	1,999,620
Gotham Funding Corporation 144A(z)(p)	0.18	4-25-2014	1,000,000	999,710
Govco LLC 144A(z)	0.20	5-2-2014	2,000,000	1,999,340
Govco LLC 144A(z)	0.20	3-7-2014	1,000,000	999,980
Hannover Funding Company LLC 144A(z)(p)	0.16	3-13-2014	1,000,000	999,950
Hannover Funding Company LLC 144A(z)(p)	0.22	5-19-2014	1,000,000	999,560
Hannover Funding Company LLC 144A(z)(p)	0.22	5-20-2014	2,000,000	1,999,120
HSBC Bank plc	0.08	3-3-2014	7,000,000	7,000,000
HSBC Bank plc ±144A	0.25	10-2-2014	2,000,000	2,000,340
Institutional Secured Funding LLC 144A(z)(p)	0.35	3-4-2014	1,000,000	999,990
Institutional Secured Funding LLC 144A(z)(p)	0.35	3-27-2014	1,000,000	999,900
JPMorgan Securities Incorporated ±144A	0.34	9-10-2014	2,000,000	2,000,820
Kells Funding LLC ±144A(p)	0.21	3-7-2014	2,000,000	2,000,020
Kells Funding LLC ±144A(p)	0.22	12-11-2014	1,000,000	1,000,000
Kells Funding LLC ±144A(p)	0.22	12-12-2014	2,000,000	2,000,000
Kells Funding LLC ±144A(p)	0.24	10-10-2014	1,000,000	1,000,190
Kells Funding LLC ±144A(p)	0.24	10-28-2014	2,000,000	2,000,400
Kells Funding LLC ±144A(p)	0.24	10-8-2014	1,000,000	1,000,180
Kells Funding LLC ±144A(p)	0.24	10-20-2014	1,000,000	1,000,190
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	3-4-2014	3,000,000	2,999,970
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	3-13-2014	1,000,000	999,950
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	3-17-2014	1,000,000	999,930
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	3-18-2014	1,000,000	999,930
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	4-23-2014	1,000,000	999,720
Lexington Parker Capital Company LLC 144A(z)(p)	0.23	3-6-2014	1,000,000	999,980
Liberty Street Funding LLC 144A(z)(p)	0.15	3-4-2014	1,000,000	999,990
Liberty Street Funding LLC 144A(z)(p)	0.15	3-5-2014	1,000,000	999,980
Liberty Street Funding LLC 144A(z)(p)	0.15	3-7-2014	1,000,000	999,980
Liberty Street Funding LLC 144A(z)(p)	0.15	3-28-2014	1,000,000	999,880
Liberty Street Funding LLC (z)144A(p)	0.17	4-1-2014	1,000,000	999,860
Liberty Street Funding LLC 144A(z)(p)	0.17	4-4-2014	1,000,000	999,840
Liberty Street Funding LLC 144A(z)(p)	0.19	3-6-2014	1,000,000	999,980
Liberty Street Funding LLC 144A(z)(p)	0.19	3-11-2014	1,000,000	999,960
Liberty Street Funding LLC 144A(z)(p)	0.19	4-28-2014	1,000,000	999,690
Liberty Street Funding LLC 144A(z)(p)	0.19	5-1-2014	1,000,000	999,670
Liberty Street Funding LLC 144A(z)(p)	0.19	5-14-2014	1,000,000	999,590
Liberty Street Funding LLC 144A(z)(p)	0.19	5-21-2014	1,000,000	999,550
Liberty Street Funding LLC 144A(z)(p)	0.19	5-27-2014	1,000,000	999,510
LMA Americas LLC 144A(z)	0.25	3-10-2014	1,000,000	999,960
LMA Americas LLC 144A(z)	0.27	4-2-2014	2,000,000	1,999,700
LMA Americas LLC 144A(z)	0.27	4-7-2014	1,000,000	999,820
Macquarie Bank Limited 144A(z)	0.19	3-27-2014	1,000,000	999,900
Macquarie Bank Limited 144A(z)	0.19	3-28-2014	1,000,000	999,900
Macquarie Bank Limited 144A(z)	0.21	4-23-2014	1,000,000	999,760
Manhattan Asset Funding LLC 144A(z)	0.18	3-26-2014	1,000,000	999,890
Manhattan Asset Funding LLC 144A(z)	0.18	3-28-2014	1,000,000	999,880
Manhattan Asset Funding LLC 144A(z)	0.18	4-3-2014	1,000,000	999,840
Manhattan Asset Funding LLC 144A(z)	0.18	4-8-2014	1,000,000	999,810
Manhattan Asset Funding LLC 144A(z)	0.18	4-10-2014	2,000,000	1,999,600

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2014

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Manhattan Asset Funding LLC 144A(z)	0.18%	3-20-2014	$1,000,000	$999,920
Manhattan Asset Funding LLC 144A(z)	0.19	4-22-2014	1,000,000	999,730
Matchpoint Master Trust 144A(z)	0.23	5-19-2014	1,000,000	999,560
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	3-14-2014	1,000,000	999,950
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	3-19-2014	1,000,000	999,930
Mountcliff Funding LLC 144A(z)	0.15	3-4-2014	1,000,000	999,990
Mountcliff Funding LLC ±144A	0.32	6-27-2014	2,000,000	1,999,900
Natexis Banques Populaire (z)	0.25	5-2-2014	1,000,000	999,700
Natexis Banques Populaire (z)	0.25	5-5-2014	1,000,000	999,680
Nationwide Building Society 144A(z)	0.18	4-14-2014	1,000,000	999,810
Nederlandse Waterschapsbank NV ±144A	0.20	6-23-2014	3,000,000	3,000,270
Nederlandse Waterschapsbank NV ±144A	0.23	10-29-2014	2,000,000	2,000,260
Nederlandse Waterschapsbank NV ±144A	0.29	10-27-2014	2,000,000	1,999,720
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	5-14-2014	1,000,000	999,640
Nordea Bank AB 144A(z)	0.18	3-25-2014	1,000,000	999,930
Nordea Bank AB 144A(z)	0.18	3-27-2014	1,000,000	999,930
Nordea Bank AB 144A(z)	0.18	4-1-2014	1,000,000	999,910
Nordea Bank AB 144A(z)	0.18	4-4-2014	4,000,000	3,999,560
Nordea Bank AB 144A(z)	0.20	4-17-2014	2,000,000	1,999,640
Nordea Bank AB 144A(z)	0.22	8-26-2014	1,000,000	998,910
NRW Bank 144A(z)	0.13	3-20-2014	4,000,000	3,999,800
NRW Bank 144A(z)	0.13	3-27-2014	4,000,000	3,999,720
NV Bank Nederlandse Gemeenten 144A(z)	0.17	3-17-2014	3,000,000	2,999,910
Oversea-Chinese Banking Corporation Limited (z)	0.25	3-3-2014	3,000,000	2,999,970
Rabobank USA Financial Corporation (z)	0.18	3-17-2014	2,000,000	1,999,920
Regency Markets No.1 LLC 144A(z)(p)	0.14	3-14-2014	2,000,000	1,999,900
Regency Markets No.1 LLC 144A(z)(p)	0.14	3-17-2014	4,000,000	3,999,720
Regency Markets No.1 LLC (z)(p)	0.14	3-19-2014	2,000,000	1,999,840
Regency Markets No.1 LLC 144A(z)(p)	0.14	3-20-2014	6,000,000	5,999,520
Rhein-Main Security Limited 144A(z)	0.22	3-5-2014	2,000,000	1,999,960
Rhein-Main Security Limited 144A(z)	0.22	3-13-2014	2,000,000	1,999,900
Rhein-Main Security Limited 144A(z)	0.22	3-26-2014	2,000,000	1,999,780
Ridgefield Funding Company LLC 144A(z)(p)	0.21	4-14-2014	1,000,000	999,780
Ridgefield Funding Company LLC 144A(z)(p)	0.22	4-9-2014	3,000,000	2,999,430
Ridgefield Funding Company LLC ±144A(p)	0.24	5-9-2014	2,000,000	1,999,940
Ridgefield Funding Company LLC 144A(z)(p)	0.26	5-8-2014	1,000,000	999,630
Shagang South Asia (z)	0.35	3-6-2014	1,000,000	999,980
Sinochem Company Limited (z)	0.15	3-4-2014	3,000,000	2,999,970
Sinochem Company Limited (z)	0.15	3-13-2014	2,000,000	1,999,940
Sinopec Century Bright Capital Investment Limited 144A(z)	0.38	4-7-2014	1,000,000	999,850
SSIF Nevade LP ±144A	0.94	4-14-2014	3,000,000	3,002,124
Standard Chartered Bank 144A(z)	0.15	4-28-2014	2,000,000	1,999,540
Standard Chartered Bank 144A(z)	0.23	7-21-2014	2,000,000	1,998,160
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	3-4-2014	2,000,000	1,999,980
Sumitomo Trust & Banking Company 144A(z)	0.14	3-7-2014	2,000,000	1,999,940
Sumitomo Trust & Banking Company 144A(z)	0.14	3-12-2014	2,000,000	1,999,900
Sumitomo Trust & Banking Company 144A(z)	0.14	3-26-2014	3,000,000	2,999,640
Sumitomo Trust & Banking Company 144A(z)	0.14	3-27-2014	2,000,000	1,999,740
Sumitomo Trust & Banking Company 144A(z)	0.14	3-28-2014	3,000,000	2,999,580
Suncorp Group Limited 144A(z)	0.27	3-11-2014	1,000,000	999,970

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	111

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Suncorp Group Limited 144A(z)	0.27%	3-12-2014	$1,000,000	$999,960
Suncorp Group Limited 144A(z)	0.27	3-18-2014	1,000,000	999,940
Suncorp Group Limited 144A(z)	0.28	5-13-2014	1,000,000	999,620
Suncorp Group Limited 144A(z)	0.32	4-14-2014	1,000,000	999,810
Suncorp Group Limited 144A(z)	0.35	3-4-2014	1,000,000	999,990
Sydney Capital Corporation 144A(z)(p)	0.22	3-12-2014	1,000,000	999,970
Sydney Capital Corporation 144A(z)(p)	0.22	3-14-2014	1,000,000	999,960
Toyota Motor Credit Corporation ±	0.19	6-9-2014	2,000,000	2,000,120
United Overseas Bank Limited 144A(z)	0.18	4-8-2014	2,000,000	1,999,760
United Overseas Bank Limited 144A(z)	0.18	4-15-2014	1,000,000	999,850
United Overseas Bank Limited 144A(z)	0.18	4-17-2014	1,000,000	999,830
United Overseas Bank Limited 144A(z)	0.18	4-21-2014	1,000,000	999,810
United Overseas Bank Limited 144A(z)	0.19	3-12-2014	2,000,000	1,999,940
United Overseas Bank Limited 144A(z)	0.20	4-3-2014	2,000,000	1,999,800
United Overseas Bank Limited 144A(z)	0.20	5-20-2014	1,000,000	999,640
United Overseas Bank Limited 144A(z)	0.21	4-11-2014	1,000,000	999,860
United Overseas Bank Limited 144A(z)	0.24	7-9-2014	1,000,000	999,200
Victory Receivables 144A(z)(p)	0.16	3-13-2014	1,000,000	999,950
Victory Receivables 144A(z)(p)	0.16	3-19-2014	1,000,000	999,920
Victory Receivables 144A(z)(p)	0.18	3-10-2014	1,000,000	999,960
Victory Receivables 144A(z)(p)	0.18	3-24-2014	1,000,000	999,900
Victory Receivables 144A(z)(p)	0.18	3-25-2014	1,000,000	999,890
Victory Receivables 144A(z)(p)	0.18	4-28-2014	1,000,000	999,690
Victory Receivables 144A(z)(p)	0.19	3-3-2014	1,000,000	999,990
Westpac Banking Corporation ±144A	0.24	8-1-2014	3,000,000	3,000,600
Westpac Securities NZ Limited 144A(z)	0.20	3-12-2014	1,000,000	999,980
Westpac Securities NZ Limited ±144A	0.23	8-20-2014	1,000,000	1,000,050
Westpac Securities NZ Limited ±144A	0.24	9-4-2014	1,000,000	1,000,000
Working Capital Management Company 144A(z)	0.17	3-11-2014	2,000,000	1,999,940

Total Commercial Paper (Cost $332,957,504)				332,965,666

Corporate Bonds and Notes: 0.71%

Consumer Discretionary: 0.14%

Diversified Consumer Services: 0.14%
Smithsonian Institution §±	0.08	9-1-2018	1,000,000	1,000,000

Financials: 0.23%

Diversified Financial Services: 0.23%
GBG LLC Custody Receipts §±144A	0.04	9-1-2027	179,000	179,000
LTF Real Estate LLC §±144A	0.21	6-1-2033	375,000	375,000
Overseas Private Investment Corporation §±(i)	0.12	7-9-2026	1,000,000	1,000,000

				1,554,000

Health Care: 0.34%

Health Care Providers & Services: 0.34%
ACTS Retirement Life Communities Incorporated §±	0.10	11-15-2029	333,000	333,000
Keep Memory Alive §±	0.12	5-1-2037	1,000,000	1,000,000
Providence Health & Services §±	0.12	10-1-2042	990,000	990,000

				2,323,000

Total Corporate Bonds and Notes (Cost $4,877,000)				4,877,000

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2014

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 5.98%

Alabama: 0.15%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.05%	11-15-2046	$1,000,000	$1,000,000

California: 0.79%
Oakland Alameda County CA (Miscellaneous Revenue)	0.16	3-5-2014	2,000,000	2,000,020
Puttable Floating Option Taxable Notes Series TNP-846 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.53	3-31-2016	2,500,000	2,500,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC) ø	0.06	12-1-2033	910,000	910,000

				5,410,020

Colorado: 0.32%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.12	10-1-2033	945,000	945,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.08	5-1-2050	245,000	245,000
Southern Ute Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144Aø	0.04	4-1-2040	1,000,000	1,000,000

				2,190,000

Delaware: 0.80%
Puttable Floating Option Taxable Notes Series TNP-1007 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.38	7-15-2014	5,455,000	5,455,000

Illinois: 0.35%
Cook County IL Various Projects Series D (Tax Revenue, Barclays Bank plc SPA) ø	0.12	11-1-2030	1,000,000	1,000,000
Puttable Floating Option Taxable Notes Series TNP-1008 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.35	12-1-2038	1,400,000	1,400,000

				2,400,000

Maine: 0.29%
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ) ø	0.12	11-15-2032	1,000,000	1,000,000
Maine Housing Authority Series G (Housing Revenue, Bank of New York Mellon SPA) ø	0.11	11-15-2041	1,000,000	1,000,000

				2,000,000

Maryland: 0.54%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ø	0.10	7-1-2032	955,000	955,000
Maryland CDA Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, Royal Bank of Canada SPA) ø	0.10	7-1-2045	2,000,000	2,000,000
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA) ø	0.06	9-1-2040	500,000	500,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC) ø	0.07	1-1-2029	250,000	250,000

				3,705,000

Massachusetts: 0.19%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC) ø	0.07	10-1-2031	305,000	305,000
Massachusetts Development Finance Agency Wentworth Institute Technology Series A (Education Revenue, JPMorgan Chase & Company LOC) ø	0.20	10-1-2033	980,000	980,000

				1,285,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	113

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 0.55%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) ø	0.07%	9-1-2033	$1,000,000	$1,000,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	10-1-2046	2,785,000	2,785,000

				3,785,000

New York: 0.56%
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144Aø	0.06	10-1-2031	690,000	690,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	11-1-2039	1,735,000	1,735,000
Puttable Floating Option Taxable Notes Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.40	7-27-2014	400,000	400,000
Westchester County NY Healthcare Corporation Series D (Health Revenue, TD Bank NA LOC) ø	0.10	11-1-2034	1,000,000	1,000,000

				3,825,000

Ohio: 0.14%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.12	9-1-2039	189,000	189,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA) ø	0.06	9-1-2038	760,000	760,000

				949,000

Oregon: 0.15%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.40	5-1-2035	1,000,000	1,000,000

Pennsylvania: 0.15%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Credit Suisse LIQ) 144Aø	0.08	8-1-2030	1,000,000	1,000,000

South Carolina: 0.15%
South Carolina Public Service Authority (Miscellaneous Revenue, Citibank NA LIQ) 144Aø	0.13	1-1-2050	1,000,000	1,000,000

Texas: 0.48%
Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase & Company LOC) ø	0.05	12-1-2032	1,825,000	1,825,000
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA) ø	0.20	2-1-2035	1,000,000	1,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Gas Utilities, Morgan Stanley Bank LIQ) 144Aø	0.33	12-15-2026	365,803	365,803
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA) ø	0.06	6-1-2045	100,000	100,000

				3,290,803

Washington: 0.15%
Port of Seattle Series D-1 (Port Authority Revenue)	0.17	3-3-2014	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2014

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 0.22%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.10%	5-1-2030	$470,000	$470,000
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC) ø	0.13	1-1-2042	1,000,000	1,000,000

				1,470,000

Total Municipal Obligations (Cost $40,764,803)				40,764,823

Other Instruments: 0.88%
Credit Agricole Corporate and Investment Bank and Mizuho Corporate Bank, Pooled Bank Deposit Product	0.20	3-3-2014	6,000,932	6,000,932

Total Other Instruments (Cost $6,000,924)				6,000,932

Repurchase Agreements ^^: 8.45%
Bank of America Corporation, dated 2-28-2014, maturity value $15,000,075 (1)	0.06	3-3-2014	15,000,000	15,000,000
Credit Agricole, dated 2-28-2014, maturity value $19,647,222 (2)	0.06	3-3-2014	19,647,124	19,647,124
Goldman Sachs & Company, dated 2-3-2014, maturity value $10,002,533 (3) ¢§±(i)	0.16	4-1-2014	10,000,000	10,000,000
GX Clarke & Company, dated 2-28-2014, maturity value $2,000,028 (4)	0.17	3-3-2014	2,000,000	2,000,000
JPMorgan Securities, dated 2-3-2014, maturity value $1,000,109 (5) ¢§±	0.14	3-3-2014	1,000,000	1,000,000
JPMorgan Securities, dated 2-3-2014, maturity value $10,004,500 (6) ¢§±(i)	0.28	4-4-2014	10,000,000	10,000,000

Total Repurchase Agreements (Cost $57,647,124)				57,647,124

U.S. Treasury Securities: 2.95%
U.S. Treasury Bill (z)	0.05	4-24-2014	1,000,000	999,928
U.S. Treasury Note	0.25	3-31-2014	2,000,000	2,000,156
U.S. Treasury Note	0.25	6-30-2014	1,000,000	1,000,547
U.S. Treasury Note	0.75	6-15-2014	1,000,000	1,001,914
U.S. Treasury Note	1.25	3-15-2014	1,000,000	1,000,352
U.S. Treasury Note	1.25	4-15-2014	2,000,000	2,002,734
U.S. Treasury Note	1.88	4-30-2014	1,000,000	1,002,852
U.S. Treasury Note	2.38	8-31-2014	2,000,000	2,022,344
U.S. Treasury Note	2.63	6-30-2014	1,000,000	1,008,359
U.S. Treasury Note	4.75	5-15-2014	8,000,000	8,074,688

Total U.S. Treasury Securities (Cost $20,111,458)				20,113,874

Total investments in securities
(Cost $683,859,270) *	100.24%	683,869,759
Other assets and liabilities, net	(0.24)	(1,618,401)

Total net assets	100.00%	$682,251,358

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	115

SHORT-TERM INVESTMENT PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents the current yield to maturity.

(p)	Asset-backed commercial paper

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

(i)	Illiquid security for which the designation of illiquid is unaudited.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

§	Security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 3.50% to 6.00%, 8-1-2033 to 7-1-2042, fair value including accrued interest is $15,450,000.

(2)	U.S. government securities, 0.00% to 5.82%, 2-1-2016 to 3-1-2044, fair value including accrued interest is $20,236,538.

(3)	U.S. government securities, 0.00%, 3-10-2014 to 1-6-2015, fair value is $10,200,000.

(4)	U.S. government securities, 0.00% to 11.25%, 3-15-2014 to 2-15-2044, fair value including accrued interest is $2,040,043.

(5)	U.S. government securities, 0.00%, 3-19-2014 to 5-21-2014, fair value is $1,020,044.

(6)	U.S. government securities, 0.00% to 0.27%, 3-3-2014 to 9-29-2014, fair value including accrued interest is $10,200,018.

*	Cost for federal income tax purposes is $683,859,270 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,179
Gross unrealized depreciation	(9,690)

Net unrealized appreciation	$10,489

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—February 28, 2014

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$5,742,876,414	$9,159,059,003	$683,869,759
In affiliated securities, at value (see cost below)	153,607,222	610,797,175	0

Total investments, at value (see cost below)	5,896,483,636	9,769,856,178	683,869,759
Cash	0	0	435
Segregated cash	0	6,803,170	0
Foreign currency, at value (see cost below)	15,381,761	18,177,974	0
Receivable for investments sold	24,994,156	6,824,965	250,000
Principal paydown receivable	71,943	0	0
Receivable for dividends and interest	42,480,005	17,798,308	207,532
Receivable for daily variation margin on open futures contracts	0	158,925	0
Receivable for securities lending income	1,427	297,450	0
Prepaid expenses and other assets	13,733	49,810	9,483

Total assets	5,979,426,661	9,819,966,780	684,337,209

Liabilities
Payable for investments purchased	162,901,648	902,567	2,000,000
Payable upon receipt of securities loaned	909,020	295,471,811	0
Payable for daily variation margin on open futures contracts	0	223,600	0
Advisory fee payable	727,313	1,054,752	55,932
Accrued expenses and other liabilities	71,534	181,824	29,919

Total liabilities	164,609,515	297,834,554	2,085,851

Total net assets	$5,814,817,146	$9,522,132,226	$682,251,358

Investments in unaffiliated securities, at cost	$5,635,823,487	$6,764,205,468	$683,859,270

Investments in affiliated securities, at cost	$152,235,032	$600,703,136	$0

Total investments, at cost	$5,788,058,519	$7,364,908,604	$683,859,270

Securities on loan, at value	$889,509	$284,176,535	$0

Foreign currency, at cost	$15,269,231	$18,152,523	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended February 28, 2014	Wells Fargo Advantage Dow Jones Target Date Funds	117

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Interest**	$134,409,051	$27,827	$1,372,366
Income from affiliated securities	946,869	821,169	0
Securities lending income, net	21,156	5,181,660	0
Dividends*	0	180,085,537	0

Total investment income	135,377,076	186,116,193	1,372,366

Expenses
Advisory fee	10,067,875	15,961,494	653,237
Custody and accounting fees	399,878	1,649,440	61,391
Professional fees	57,120	50,598	39,386
Shareholder report expenses	12,878	21,136	12,118
Trustees’ fees and expenses	13,036	13,036	12,504
Other fees and expenses	71,682	170,479	14,468

Total expenses	10,622,469	17,866,183	793,104
Less: Fee waivers and/or expense reimbursements	(145,072)	(1,007,049)	0

Net expenses	10,477,397	16,859,134	793,104

Net investment income	124,899,679	169,257,059	579,262

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(10,475,950)	402,018,106	17,485
Affiliated securities	78,058	1,015,259	0
Futures transactions	0	35,909,601	0

Net realized gain (losses) on investments	(10,397,892)	438,942,966	17,485

Net change in unrealized gains (losses) on:
Unaffiliated securities	(80,041,408)	1,116,090,530	(47,254)
Affiliated securities	(334,717)	6,034,399	0
Futures transactions	0	4,784,953	0

Net change in unrealized gains (losses) on investments	(80,376,125)	1,126,909,882	(47,254)

Net realized and unrealized gains (losses) on investments	(90,774,017)	1,565,852,848	(29,769)

Net increase in net assets resulting from operations	$34,125,662	$1,735,109,907	$549,493

** Net of foreign interest withholding taxes in the amount of	$1,251,261	$0	$0
* Net of foreign dividend withholding taxes in the amount of	$0	$7,989,068	$0

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Fixed Income Portfolio
	Year ended February 28, 2014	Year ended February 28, 2013

Operations
Net investment income	$124,899,679	$109,678,188
Net realized gains (losses) on investments	(10,397,892)	23,396,008
Net change in unrealized gains (losses) on investments	(80,376,125)	(68,670,076)

Net increase in net assets resulting from operations	34,125,662	64,404,120

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,357,068,342	1,398,744,816
Withdrawals	(898,747,707)	(738,178,695)

Net increase in net assets resulting from capital share transactions	458,320,635	660,566,121

Total increase in net assets	492,446,297	724,970,241

Net assets
Beginning of period	5,322,370,849	4,597,400,608

End of period	$5,814,817,146	$5,322,370,849

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	119

	Diversified Stock Portfolio
	Year ended February 28, 2014	Year ended February 28, 2013

Operations
Net investment income	$169,257,059	$151,194,748
Net realized gains on investments	438,942,966	247,659,473
Net change in unrealized gains (losses) on investments	1,126,909,882	457,755,675

Net increase in net assets resulting from operations	1,735,109,907	856,609,896

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,354,845,934	1,942,191,142
Withdrawals	(1,857,847,901)	(1,276,247,856)

Net increase (decrease) in net assets resulting from capital share transactions	(503,001,967)	665,943,286

Total increase in net assets	1,232,107,940	1,522,553,182

Net assets
Beginning of period	8,290,024,286	6,767,471,104

End of period	$9,522,132,226	$8,290,024,286

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Short-Term Investment Portfolio
	Year ended February 28, 2014	Year ended February 28, 2013

Operations
Net investment income	$579,262	$728,835
Net realized gains on investments	17,485	59,783
Net change in unrealized gains (losses) on investments	(47,254)	54,744

Net increase in net assets resulting from operations	549,493	843,362

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	283,271,026	243,994,698
Withdrawals	(176,386,431)	(142,471,626)

Net increase in net assets resulting from capital share transactions	106,884,595	101,523,072

Total increase in net assets	107,434,088	102,366,434

Net assets
Beginning of period	574,817,270	472,450,836

End of period	$682,251,358	$574,817,270

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	121

	Ratio to average net assets (annualized)
	Net investment income	Gross expenses	Net expenses	Total return	Portfolio turnover rate

Diversified Fixed Income Portfolio
Year ended February 28, 2014	2.25%	0.19%	0.19%	0.47%	44%
Year ended February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%
Year ended February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%
Year ended February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%
Year ended February 28, 2010	3.47%	0.31%	0.28%	10.44%	113%

Diversified Stock Portfolio
Year ended February 28, 2014	1.92%	0.20%	0.19%	21.82%	22%
Year ended February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%
Year ended February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%
Year ended February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%
Year ended February 28, 2010	1.66%	0.38%	0.31%	66.83%	22%

Short-Term Investment Portfolio
Year ended February 28, 2014	0.09%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2013	0.14%	0.12%	0.12%	0.00%	N/A
Year ended February 29, 2012	0.13%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2011	0.20%	0.14%	0.14%	0.00%	N/A
Year ended February 28, 2010	0.24%	0.17%	0.16%	0.45%	N/A

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), the Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”), and the Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio” ) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolios’ Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On February 28, 2014, such fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, values will be obtained from an independent broker-dealer or otherwise determined based on the Portfolios’ Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	123

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by

124	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio may be subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	125

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Diversified Fixed Income Portfolio

Agency securities	$0	$1,577,269,478	$0	$1,577,269,478

Corporate bonds and notes	0	1,234,667,494	0	1,234,667,494

Foreign government bonds	0	1,440,136,376	0	1,440,136,376

U.S. Treasury securities	1,301,653,911	0	0	1,301,653,911

Yankee corporate bonds and notes	0	208,561,607	0	208,561,607

Short-term investments
Investment companies	133,285,750	909,020	0	134,194,770
	$1,434,939,661	$4,461,543,975	$0	$5,896,483,636
Diversified Stock Portfolio

Equity securities
Common stocks	$9,125,190,088	$7,255,069	$1,978	$9,132,447,135
Investment companies	600,943	0	0	600,943
Preferred stocks	55,391,934	0	0	55,391,934
Rights	0	30,614	0	30,614
Warrants	0	24,227	0	24,227

Short-term investments
Investment companies	285,889,514	295,471,811	0	581,361,325
	$9,467,072,479	$302,781,721	$1,978	$9,769,856,178
Short-Term Investment Portfolio

Certificates of deposit	$0	$221,500,340	$0	$221,500,340

Commercial paper	0	332,965,666	0	332,965,666

Corporate bonds and notes	0	4,877,000	0	4,877,000

Municipal obligations	0	40,764,823	0	40,764,823

Other instruments	0	6,000,932	0	6,000,932

Repurchase agreements	0	57,647,124	0	57,647,124
U.S. Treasury securities	20,113,874	0	0	20,113,874
	$20,113,874	$663,755,885	$0	$683,869,759

126	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

As of February 28, 2014, the inputs used in valuing Diversified Stock Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Futures contracts	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Diversified Stock Portfolio	$5,166,697	*	$0	$0	$5,166,697

*	Amount represents the net unrealized gains.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended February 28, 2014, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For Diversified Fixed Income Portfolio and Diversified Stock Portfolio, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio as follows:

	Effective June 1, 2013		Prior to June 1, 2013		Effective rate for the year ended February 28, 2014
	starting at	declining to	starting at	declining to
Diversified Fixed Income Portfolio	0.20%	0.10%	0.30%	0.24%	0.18%
Diversified Stock Portfolio	0.20	0.10	0.35	0.29	0.18

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.07% and declining to 0.025% as the average daily net assets of each respective Portfolio increase. Prior to June 1, 2013, Diversified Fixed Income Portfolio and Diversified Stock Portfolio each paid an annual subadvisory fee which started at 0.10% and declined to 0.05% as the average daily net assets of each respective Portfolio increased.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2014 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Diversified Fixed Income Portfolio	$2,676,082,901	$716,191,321	$2,047,918,797	$379,198,904
Diversified Stock Portfolio	0	1,894,130,349	0	2,189,367,002

6. DERIVATIVE TRANSACTIONS

During the year ended February 28, 2014, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	127

At February 28, 2014, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2014	Unrealized gains
3-21-2014	UBS	297 Long	MSCI EAFE Index	$28,650,105	$616,266
3-21-2014	UBS	220 Long	MSCI Emerging Markets Index	10,529,200	359,070
3-21-2014	UBS	260 Long	Russell 2000 Index	30,729,400	1,422,044
3-21-2014	UBS	329 Long	S&P 500 E-Mini Index	30,557,520	1,329,982
3-21-2014	UBS	223 Long	S&P Midcap 400 Index	30,644,660	1,439,335

Diversified Stock Portfolio had an average notional amount of $152,655,128 in long futures contracts during the year ended February 28, 2014. As of February 28, 2014, Diversified Stock Portfolio had segregated $6,803,170 as cash collateral for open futures contracts.

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, the Diversified Stock Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Diversified Stock Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Diversified Stock Portfolio under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Diversified Stock Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount
Futures – variation margin	UBS	$158,925	$(158,925)	$0	$0

Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount
Futures – variation margin	UBS	$223,600	$(158,925)	$(64,675)	$0

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

128	Wells Fargo Advantage Dow Jones Target Date Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments or summary portfolios of investments (for the Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio), of the Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio, three of the portfolios constituting the Wells Fargo Master Trust (collectively, the “Portfolios”), as of February 28, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2014, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios of the Wells Fargo Master Trust as of February 28, 2014, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-years then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 25, 2014

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	129

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended February 28, 2014:

Dividends-received deduction
Target Today Fund	10.73%
Target 2010 Fund	11.60%
Target 2015 Fund	21.90%
Target 2020 Fund	25.11%
Target 2025 Fund	31.45%
Target 2030 Fund	37.08%
Target 2035 Fund	45.74%
Target 2040 Fund	44.93%
Target 2045 Fund	49.18%
Target 2050 Fund	45.06%
Target 2055 Fund	59.20%

Pursuant to Section 852 of the Internal Revenue Code, the following amounts were designated as long-term capital gain distributions for the fiscal year ended February 28, 2014:

Long-term capital gain distributions
Target Today Fund	$8,542,236
Target 2010 Fund	11,253,150
Target 2015 Fund	13,411,192
Target 2020 Fund	55,914,216
Target 2025 Fund	55,344,717
Target 2030 Fund	64,724,217
Target 2035 Fund	34,584,703
Target 2040 Fund	54,303,947
Target 2045 Fund	20,024,610
Target 2050 Fund	36,089,104
Target 2055 Fund	940,086

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended February 28, 2014 have been designated as qualified dividend income (QDI):

QDI
Target Today Fund	$805,709
Target 2010 Fund	1,175,708
Target 2015 Fund	2,031,361
Target 2020 Fund	6,231,355
Target 2025 Fund	7,856,586
Target 2030 Fund	12,776,956
Target 2035 Fund	5,858,552
Target 2040 Fund	11,279,909
Target 2045 Fund	3,370,035
Target 2050 Fund	6,133,906
Target 2055 Fund	335,004

130	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

For the fiscal year ended February 28, 2014, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-related dividends
Target Today Fund	$8,896,286
Target 2010 Fund	8,195,558
Target 2015 Fund	8,334,210
Target 2020 Fund	19,865,975
Target 2025 Fund	13,191,898
Target 2030 Fund	10,534,896
Target 2035 Fund	3,051,720
Target 2040 Fund	2,741,914
Target 2045 Fund	581,332
Target 2050 Fund	946,170
Target 2055 Fund	61,017

For the fiscal year ended February 28, 2014, the following amounts have been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Short-term capital gains dividends
Target Today Fund	$2,019,854
Target 2010 Fund	5,559,793
Target 2015 Fund	995,170
Target 2020 Fund	13,826,035
Target 2025 Fund	14,305,731
Target 2030 Fund	22,276,375
Target 2035 Fund	7,883,647
Target 2040 Fund	18,622,687
Target 2045 Fund	5,073,110
Target 2050 Fund	10,611,210
Target 2055 Fund	195,336

For the fiscal year ended February 28, 2014 ordinary income distributed was derived from interest on U.S. government securities.

U.S. Government income
Target Today Fund	12.25%
Target 2010 Fund	9.30%
Target 2015 Fund	11.23%
Target 2020 Fund	7.33%
Target 2025 Fund	5.35%
Target 2030 Fund	3.40%
Target 2035 Fund	2.35%
Target 2040 Fund	1.17%

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	131

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

132	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	133

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

134	Wells Fargo Advantage Dow Jones Target Date Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

223527 04-14 AOUTLD/AR003 02-14

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by the report, Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended February 28, 2014	Fiscal year ended February 28, 2013
Audit fees	$130,710	$122,110
Audit-related fees	—	—
Tax fees (1)	13,870	32,690
All other fees	—	—

	$144,580	$154,800

(1)	Tax fees consist of fees for tax compliance, tax advice and tax planning. Excise tax fees for fiscal year ended 2013 in the amount of $19,150 was billed on December 2013 and is included in the fiscal year ended February 28, 2013 value.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 25, 2014

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	April 25, 2014